February 29, 2000

AMERICAN CENTURY®

      Semiannual Report

[GRAPHIC OMITTED]

California Tax-Free Money Market
California Municipal Money Market

[AMERICAN CENTURY LOGO]

California Tax-Free Money Market
(BCTXX)

California Municipal Money Market
(BNCXX)

Turn to the inside back
cover of this report to
see a list of American
Century funds classified
by objective and risk.

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Our Message to You

[PHOTO OMITTED]

James E. Stowers III, seated, with James E. Stowers, Jr.

The six months ended February 29, 2000, reminded California shareholders of the importance of their tax-free money market fund investment. The incredible growth of the state's "e-conomy" created unprecedented demand for tax-advantaged investments. In addition, stock market volatility made money market fund stability look attractive for investors with near-term financial goals.

In the broader U.S. economy, the Federal Reserve raised short-term interest rates twice in the last six months in an attempt to keep U.S. economic growth and inflation under control. While rates rose, inflation remained low, which helped money market instruments maintain their purchasing power.

The American Century California money market funds continued to shine in that environment. According to Lipper Inc., an independent mutual fund ranking service that evaluated 55 California money market funds, California Tax-Free and Municipal Money Market had above-average yields and below-average expenses. (See pages 4 and 11 for more performance information.)

We are proud of our funds' performance and the numerous ways we can help you meet your financial goals, but we are equally proud of our dedication to creating a positive, safe, and productive work environment for American Century staff. This commitment to the idea that "we're only as good as the way we treat our most junior team members" was recognized and rewarded in 1999, when American Century ranked in the top 40 of Fortune magazine's "100 Best Companies to Work For."

We do not take this recognition lightly — acknowledgements like this allow us to recruit talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and an essential one in our effort to provide you with excellent investment management and service.

As always, we appreciate your continued confidence in American Century.

Sincerely,

/s/ James E. Stowers

James E. Stowers, Jr.
Chairman of the Board and Founder

/s/ James E. Stowers III

James E. Stowers III
Vice Chairman of the Board and
Chief Executive Officer

    Report Highlights
    Frequently Asked Questions

California Tax-Free Money Market
    Performance Information
    Portfolio at a Glance
    Yields
    Management Q&A
    Portfolio Composition by Credit Rating
    Types of Investments
    Schedule of Investments

California Municipal Money Market
    Performance Information
    Portfolio at a Glance
    Yields
    Management Q&A
    Portfolio Composition by Credit Rating
    Types of Investments
    Schedule of Investments

Financial Statements
    Statements of Assets and Liabilities
    Statements of Operations
    Statements of Changes in Net Assets
    Notes to Financial Statements
    Financial Highlights

Other Information
    Background Information
     Investment Philosophy and Policies
     Lipper Rankings
     Credit Rating Guidelines
     Investment Team Leaders
    Glossary

Report Highlights

------------------------------------
       California Tax-Free
          Money Market
             (BCTXX)
------------------------------------
Total Returns:         AS OF 2/29/00
------------------------------------
6 Months ............      1.37%*
1 Year ..............      2.69%
7-Day Current Yield:       2.51%
Inception Date:           11/9/83
------------------------------------
     Net Assets: $595.7 million
------------------------------------

------------------------------------
        California Municipal
            Money Market
              (BNCXX)
------------------------------------
Total Returns:         AS OF 2/29/00
6 Months ............     1.41%*
1 Year ..............     2.82%
7-Day Current Yield:      2.68%
Inception Date:         12/31/90
------------------------------------
     Net Assets: $194.5 million
------------------------------------

* Not annualized.
See Total Returns on pages 4 and 11.
Investment terms are defined in the Glossary on pages 23-24.

California Tax-Free
Money Market

  California Tax-Free Money Market outperformed the average California money market fund during the six months ended February 29, 2000.
  The portfolio's yield and total return at the end of February ranked in the top third of the California money funds tracked by Lipper Inc. (See page 4 for standardized ranking information.)
  One reason the fund delivered such good relative performance is that it has lower-than-average management expenses. Other things being equal, lower expenses mean higher yields and returns.
  Though the Federal Reserve has raised interest rates several times since last summer, the fund's yield was little changed. That's because the state's red-hot economy has pushed supply and demand for tax-exempt securities out of balance.
  We think the Fed will raise interest rates again in the coming months, but yields on California money market securities aren't likely to rise very much as long as demand for tax-free investments is so strong.

California Municipal
Money Market

  California Municipal Money Market provided shareholders more state and federal tax-free income than the average California money market fund during the six months ended February 29, 2000.
  The fund's return for the last 12 months ranked in the top 15% of the Lipper group, while its yield was in the top 10%. (See page 11 for standardized ranking information.)
  A big reason the fund did so well relative to other California money funds is that our management fees are below average. Other things being equal, lower expenses mean higher yields and returns.
  Though the Federal Reserve has raised interest rates several times since last summer, the fund's yield was little changed. That's because the state's red-hot economy has pushed supply and demand for tax-exempt securities out of balance.
  We think the Fed will raise interest rates again in the coming months, but yields on California money market securities aren't likely to rise very much as long as demand for tax-free investments is so strong.

Money Market Funds — Frequently Asked Questions

Can I make direct deposits into my money market fund account?

Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call, and we'll send you the necessary information to set it up.

What is the holding period on new deposits into my account?

There is a 10-business-day holding period for deposited funds — including your initial investment in a new account. There is a one-business-day holding period for wire transfers.

Is there a cost for writing checks on my money market account?

As long as each check is for $100 or more, you can write as many checks as you like at no charge.

How can I keep track of my money market fund transactions between account statements?

You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

You can keep tabs on your investments by:

  visiting our Web site at
  www.americancentury.com*
  using our Automated Information Line (1-800-345-8765)*
  calling an Investor Relations Representative at 1-800-345-2021*
  weekdays, 7 a.m.-7 p.m. Central time
  Saturdays, 9 a.m.-2 p.m. Central time

Why does my money fund yield fluctuate?

Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation, and supply and demand for money market securities.

Keep in mind that no money market fund is guaranteed or insured by the U.S. government. And although money funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

If you have any questions about our money market funds, call us toll free at 1-800-345-2021 or e-mail us at our Web site, www.americancentury.com.

Highlighting the difference between the California Tax-Free and Municipal Money Market funds

  California Tax-Free Money Market provides interest income that's exempt from both federal and California state income taxes.
  California Municipal Money Market has basically the same objectives as California Tax-Free Money Market, but it seeks a higher yield by investing in securities whose interest may be subject to the federal alternative minimum tax (AMT).

The AMT applies primarily to corporations and high-income individuals who are able to substantially reduce their regular tax liability with passive income, deductions, and exemptions. Because of their potential tax liability, AMT securities typically offer higher yields than non-AMT paper.

What it means for you — California Tax-Free Money Market may be more appropriate for investors who file under the AMT, while investors who aren't subject to the AMT may want to consider the California Municipal Money Market fund.

* Before you can make an exchange by calling an Investor Relations Representative, using our Automated Information Line, or visiting our Web site, you first must have provided us with written authorization to do so.

California Tax-Free Money Market — Performance

Total Returns as of February 29, 2000

                                             California Tax-Exempt
                         California          Money Market Funds(2)
                          Tax-Free      ----------------------------------
                        Money Market    Average Return     Fund's Ranking
                        ------------    --------------     --------------
6 Months(1) ..........     1.37%            1.28%                --
1 Year ...............     2.69%            2.52%           12 out of 53

--------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------

3 Years ..............     2.91%            2.72%           11 out of 51
5 Years ..............     3.03%            2.87%           11 out of 46
10 Years .............     3.07%            3.05%           13 out of 29

The fund's inception date was 11/9/83.

(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
See pages 22-23 for more information about returns and Lipper fund rankings.

Portfolio at a Glance

--------------------------------------------------------------------------
                                             2/29/00           8/31/99
--------------------------------------------------------------------------
Number of Securities                          112                96
Weighted Average Maturity                   35 days           51 days
Expense Ratio                                0.49%*            0.50%

* Annualized.
Investment terms are defined in the Glossary on pages 23-24.

Yields as of February 29, 2000

-----------------------------------
7-Day Current Yield
-----------------------------------
                             2.51%
-----------------------------------
7-Day Effective Yield
-----------------------------------
                             2.54%
-----------------------------------
7-Day Tax-Equivalent Yields
-----------------------------------
34.70% Tax Bracket           3.84%
37.42% Tax Bracket           4.01%
41.95% Tax Bracket           4.32%
45.22% Tax Bracket           4.58%

Past performance does not guarantee future results.
Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.
Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

California Tax-Free Money Market — Q&A

[PHOTO OMITTED]

An interview with Todd Pardula, a portfolio manager on the California Tax-Free Money Market fund investment team.

How did California Tax-Free Money Market perform during the six months ended February 29, 2000?

California Tax-Free Money Market produced a total return of 1.37%, beating the 1.28% average return of the 55 "California Tax-Exempt Money Market Funds" tracked by Lipper Inc. The portfolio's longer-term performance is also better than average (see the previous page).

How does the portfolio's yield compare?

The fund provided shareholders with more state and federal tax-free income than the average California money market fund. The portfolio's 7-day effective yield at the end of February was 2.54%, while the average yield of the funds in the Lipper group was 2.32%.

Why did California Tax-Free Money Market produce better yields and total returns than its Lipper group?

We have lower-than-average management fees. Other things being equal, lower expenses mean higher yields and returns for our shareholders. In addition, we work hard to maintain excellent business relationships with securities dealers who offer good rates on California money market securities.

Finally, we boosted our yield by increasing our weighting in tax-exempt commercial paper late last year, when it offered attractive yields compared with variable-rate notes. We also liked commercial paper because it gives us more flexibility in choosing our maturity date, and because it's backed by a letter of credit from a bank.

Can you talk a little more about California Tax-Free Money Market's yield, which was little changed even though interest rates rose?

The Federal Reserve increased short-term interest rates several times since last summer. However, tax-exempt money market fund yields don't necessarily move in lock-step with Fed policy. Supply and demand factors are also very important in determining yields for tax-exempt securities.

The dramatic growth of California's economy in recent years has created an imbalance in supply and demand for tax-free investments. The state's excellent economic health has reduced municipal borrowing needs, which in turn reduced new bond issuance. In addition, low unemployment and rising wages have pushed taxpayers into higher tax brackets and fueled demand for tax-exempt investments. Low supply and surging demand held down California money market yields, particularly in the last several months.

What's your outlook for the fund?

We expect to see continued strong demand for California money market securities, while supply should remain tight because new issuance is low. So even though we think the Fed will raise interest rates again in the coming months, yields on California securities aren't likely to rise significantly.

Portfolio Composition by Credit Rating

------------------------------------------------
                           % of fund investments
------------------------------------------------
                             As of        As of
                            2/29/00      8/31/99
                            -------     --------
A-1+                          82%          85%
A-1                           12%           7%
A-2                            6%           8%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 22 for more information.

Types of Investments in the Portfolio

------------------------------------------------
                         As of February 29, 2000
------------------------------------------------
Variable-Rate Notes                        68%
Bonds Less Than 1 Year                     10%
Municipal Notes                             8%
Put Bonds                                   8%
Commercial Paper                            6%

------------------------------------------------
                           As of August 31, 1999
------------------------------------------------
Variable-Rate Notes                        74%
Put Bonds                                  10%
Municipal Notes                             7%
Commercial Paper                            6%
Bonds Less Than 1 Year                      3%

Investment terms are defined in the Glossary on pages 23-24.

California Tax-Free Money Market — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                             Value
=========================================================================

-------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES
-------------------------------------------------------------------------
  $  7,000,000  ABN Amro Munitops Certificates
                  Trust Receipts, Series 1998-10,
                  VRDN, 3.50%, 3/1/00 (FGIC)
                  (SBBPA: ABN Amro Bank N.V.)
                  (Acquired 8/19/98-3/8/99,
                  Cost $7,000,000)(1)                     $    7,000,000
     3,912,000  ABN Amro Munitops Certificates
                  Trust Receipts, Series 1998-17,
                  VRDN, 3.50%, 3/1/00 (FGIC)
                  (SBBPA: ABN Amro Bank N.V.)
                  (Acquired 11/18/98-3/9/99,
                  Cost $3,912,000)(1)                          3,912,000
     5,000,000  ABN Amro Munitops Certificates
                  Trust Receipts, Series 1998-25,
                  VRDN, 3.20%, 3/1/00 (FGIC)
                  (SBBPA: ABN Amro Bank N.V.)
                  (Acquired 12/2/98, Cost
                  $5,000,000)(1)                               5,000,000
     5,385,000  Adelanto Public Utility Auth. Rev.,
                  Series 2000 B, (Utility System),
                  VRDN, 2.35%, 3/2/00 (LOC:
                  California State Teacher's
                  Retirement)                                  5,385,000
     5,895,000  Apple Valley COP, (Public
                  Facilities Financing), VRDN,
                  2.65%, 3/2/00 (LOC:
                  California State Teacher's
                  Retirement)                                  5,895,000
     2,000,000  Association of Bay Area
                  Governments Finance Auth. for
                  Nonprofit Corporations COP,
                  (Bentley School), VRDN, 2.65%,
                  3/1/00 (LOC: Banque
                  Nationale de Paris S.A.)                     2,000,000
    10,500,000  Avalon Community Improvement
                  Agency Tax Allocation Rev.,
                  (Community Improvement Area),
                  VRDN, 2.95%, 3/2/00 (LOC:
                  Union Bank of California, N.A.)             10,500,000
     1,600,000  California Educational Facilities
                  Auth. Rev., (Mount St. Marys
                  College), VRDN, 2.70%,
                  3/1/00 (LOC: Allied Irish
                  Banks PLC)                                   1,600,000
     2,250,000  California Educational Facilities
                  Auth. Rev., (Point Loma
                  Nazarene University), VRDN,
                  2.50%, 3/2/00 (LOC: Allied
                  Irish Banks PLC)                             2,250,000
     3,500,000  California Educational Facilities
                  Auth. Rev., Series 1998 A,
                  (University Judaism), VRDN,
                  2.50%, 3/2/00 (LOC: Allied
                  Irish Banks PLC)                             3,500,000
     7,300,000  California Health Facilities Auth.
                  Rev., (Episcopal Home), VRDN,
                  3.25%, 3/1/00 (LOC: Union
                  Bank of California, N.A.)                    7,300,000
     4,800,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1985 C, (Santa Barbara
                  Cottage), VRDN, 2.50%,
                  3/2/00 (LOC: Bank of
                  America N.A.)                                4,800,000
     3,680,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1990 A, (Health Dimensions),
                  7.375%, 5/1/00, Prerefunded
                  at 102% of Par(2)                            3,776,725
    12,300,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1990 A, (Health Dimensions),
                  7.50%, 5/1/00, Prerefunded at
                  102% of Par(2)                              12,625,802
       490,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1990 A, (Pooled Project),
                  VRDN, 2.25%, 3/1/00 (LOC:
                  Rabobank Nederland N.V.)                       490,000
     9,000,000  California Housing Finance
                  Agency Home Mortgage Rev.,
                  Series 1999 P, VRDN, 2.35%,
                  3/1/00 (SBBPA: Commerz-
                  bank A.G., California State
                  Teacher's Retirement)                        9,000,000
     7,925,000  California Housing Finance
                  Agency Rev., Series 1999 I,
                  VRDN, 2.35%, 3/1/00 (MBIA)
                  (SBBPA: Westdeutsche
                  Landesbank Girozentral)                      7,925,000
    10,500,000  California Pollution Control
                  Financing Auth. Rev., (Chevron
                  USA Inc.), VRDN, 3.10%,
                  5/15/00 (Guaranteed:
                  Chevron Corp.)                              10,500,000
     1,000,000  California Pollution Control
                  Financing Auth. Rev., (Chevron
                  USA Inc.), VRDN, 3.80%,
                  11/15/00 (Guaranteed:
                  Chevron Corp.)                               1,000,000
     2,600,000  California Pollution Control
                  Financing Auth. Rev., Series
                  1986 A, (Southern California
                  Edison), VRDN, 3.35%,
                  3/1/00 (Guaranteed: Southern
                  California Edison Company)                   2,600,000
    25,000,000  California Public Capital
                  Improvements Financing Auth.
                  Rev. Floating Rate Trust
                  Receipts, Series 1999 D,
                  2.45%, 3/1/00 (MBIA) (LOC:
                  Bank of New York)(3)                        25,000,000
     5,000,000  California Public Capital
                  Improvements Financing Auth.
                  Rev., Series 1988 C, VRDN,
                  3.70%, 3/15/00 (LOC:
                  National Westminster Bank
                  PLC)                                         5,000,000
     7,000,000  California School Cash Reserve
                  Program Auth. Rev., Series
                  1999 A, 4.00%, 7/3/00
                  (AMBAC)                                      7,010,439
     1,400,000  California School Facilities
                  Financing Corp. COP, Series
                  1998 A, (Capital Improvement
                  Financing Projects), VRDN,
                  2.60%, 3/1/00 (LOC:
                  Bayerische Vareinsbank A.G.)                 1,400,000
     5,700,000  California State Economic
                  Development Financing Auth.
                  Rev., Series 1998 C,
                  (Independent Systems), VRDN,
                  2.30%, 3/2/00 (LOC: Bank of
                  America N.A.)                                5,700,000
    13,500,000  California State GO, 5.00%,
                  10/1/00                                     13,609,159
     1,300,000  California State GO, VRDN,
                  3.11%, 3/2/00 (LOC: Merrill
                  Lynch & Co., Inc.) (Acquired
                  1/6/00, Cost $1,300,000)(1)                  1,300,000
     3,875,000  California State GO, VRDN,
                  3.11%, 3/2/00 (MBIA)
                  (SBBPA: Merrill Lynch & Co.,
                  Inc.) (Acquired 5/3/99, Cost
                  $3,875,000)(1)                               3,875,000
     2,000,000  California State Rev. Floating Rate
                  Trust Receipts, Series 1999 D,
                  2.45%, 3/1/00 (SBBPA: Bank
                  of New York) (Acquired
                  2/29/00, Cost $2,000,000)(1)(3)              2,000,000
     7,600,000  California Statewide COP,
                  (Covenant Retirement
                  Community), VRDN, 2.75%,
                  3/2/00 (LOC: LaSalle National
                  Bank)                                        7,600,000
     7,900,000  California Transportation Finance
                  Auth. Rev., VRDN, 2.25%,
                  3/1/00 (FSA) (SBBPA: Credit
                  Suisse First Boston)                         7,900,000
     6,840,000  Contra Costa County COP,
                  Floating Rate Trust Receipts,
                  Series 1999-1, 2.45%, 3/1/00
                  (MBIA) (SBBPA: Bank of New
                  York) (Acquired 6/10/99, Cost
                  $6,840,000)(1)(3)                            6,840,000
     3,000,000  Davis Special Tax, (Community
                  Facilities District No. 1999-2),
                  VRDN, 2.55%, 3/2/00 (LOC:
                  Wells Fargo Bank, N.A.)                      3,000,000
     6,500,000  East Bay Municipal Utility District
                  Commercial Paper, 2.90%,
                  4/12/00 (SBBPA:
                  Westdeutsche Landesbank
                  Girozentrale)                                6,500,000
     2,500,000  Elsinore Valley Municipal Water
                  District COP, Series 2000 A,
                  VRDN, 2.40%, 3/1/00 (FGIC)                   2,500,000
     2,990,000  Fillmore Public Financing Auth.
                  Tax Allocation, Series 1998 B,
                  (Central City Redevelopment),
                  VRDN, 2.65%, 3/2/00 (LOC:
                  California State Teacher's
                  Retirement)                                  2,990,000
     2,000,000  Fremont Unified High School
                  District Santa Clara County Tax
                  & Rev. Anticipation Notes,
                  3.25%, 6/30/00                               1,992,658
     5,210,000  Fresno Unified School District
                  COP, Series 1992 B,
                  (Phase IX), 6.70%, 5/1/00,
                  Prerefunded at 102% of Par(2)                5,341,111
     2,000,000  Glendale Industrial Development
                  Auth. Rev., (Reliance
                  Development), VRDN, 3.05%,
                  3/15/00 (LOC: Bank of
                  Montreal)                                    2,000,000
     5,400,000  Golden Empire Schools Financing
                  Auth. Rev., Series 1995 A,
                  (Kern High School District),
                  VRDN, 2.30%, 3/1/00 (LOC:
                  Canadian Imperial Bank of
                  Commerce)                                    5,400,000
     2,000,000  Hacienda La Puente Unified
                  School District COP, VRDN,
                  3.00%, 3/2/00 (LOC: Union
                  Bank of California, N.A.)                    2,000,000
     1,120,000  Hanford COP, (Public IMPC
                  Corp.), VRDN, 2.95%, 3/2/00
                  (LOC: Union Bank of California,
                  N.A.)                                        1,120,000
     6,055,000  Hanford Sewer Rev., Series
                  1996 A, VRDN, 2.95%,
                  3/2/00 (LOC: Union Bank of
                  California, N.A.)                            6,055,000
     1,200,000  Helix Water District COP, Series
                  1999 A, 7.25%, 4/1/00 (FSA)                  1,203,611
     4,100,000  Hemet Multifamily Housing Auth.
                  Rev., (West Acacia), VRDN,
                  2.40%, 3/2/00 (LOC: FHLB)                    4,100,000
     7,434,000  Irvine Improvement Bond Act
                  1915 Special Assessment,
                  (District No. 87-8), VRDN,
                  3.25%, 3/1/00 (LOC: KBC
                  Bank N.V.)                                   7,434,000
     2,200,000  Irvine Improvement Bond Act
                  1915 Special Assessment,
                  (District No. 97-17), VRDN,
                  3.25%, 3/1/00 (LOC:
                  Bayerische Hypo-Und
                  Vereinsbank A.G.)                            2,200,000
     2,500,000  Irvine Ranch Water District Rev.,
                  (Consolidated Bonds), VRDN,
                  3.25%, 3/1/00 (LOC:
                  Landesbank Hessen-Thuringen
                  Girozentrale)                                2,499,971
     7,700,000  Irvine Ranch Water District Rev.,
                  Series 1985 B, VRDN, 3.25%,
                  3/1/00 (LOC: Landesbank
                  Hessen-Thuringen Girozentrale)               7,700,000
     2,600,000  Kern County Superintendent of
                  Schools COP, Series 1996 A,
                  VRDN, 2.55%, 3/2/00 (LOC:
                  Anchor National Life Insurance
                  Company)                                     2,600,000
     5,000,000  Koch Certificates Trust 1999-2
                  Rev., VRDN, 3.86%, 3/2/00
                  (AMBAC) (SBBPA: State Street
                  Bank & Trust Co.) (Acquired
                  2/11/00, Cost $5,000,000)(1)                 5,000,000
     4,250,000  Lancaster Redevelopment Agency
                  Rev., Series 1996 C, (20th
                  Street Apartments), VRDN,
                  2.40%, 3/2/00 (LOC: FHLB)                    4,250,000
     2,000,000  Lemore COP, (Golf Course),
                  VRDN, 2.85%, 3/2/00 (LOC:
                  Union Bank of California, N.A.)              2,000,000
     2,900,000  Loma Linda Water Rev., VRDN,
                  3.00%, 3/1/00 (LOC: Union
                  Bank of California, N.A.)                    2,900,000
     8,305,000  Los Angeles Community
                  Redevelopment Agency Rev.,
                  (Promenade Towers), VRDN,
                  2.30%, 3/2/00 (LOC: Barclays
                  Bank PLC)                                    8,305,000
     5,250,000  Los Angeles Convention and
                  Exhibition Center Auth. Lease
                  Rev., VRDN, 2.45%, 3/1/00
                  (MBIA) (SBBPA: Bank of New
                  York) (Acquired 2/4/00-
                  2/8/00, Cost $5,250,000)(1)                  5,250,000
     3,505,000  Los Angeles COP, (Equipment &
                  Real Property Acquisition
                  Program AE), 4.00%, 12/1/00
                  (AMBAC)                                      3,510,356
     5,810,000  Los Angeles County COP,
                  (Correctional Facilities), 6.50%,
                  9/1/00 (MBIA), Prerefunded at
                  102% of Par(2)                               5,998,178
     3,500,000  Los Angeles County Public Works
                  Financing Auth. Rev. Floating
                  Rate Trust Receipts, Series
                  1999 D, 2.45%, 3/1/00
                  (SBBPA: Bayerische Hypo-Und
                  Vereinsbank AG) (Acquired
                  11/30/99, Cost $3,500,000)(1)(3)             3,500,000
     2,800,000  Los Angeles County
                  Transportation Commission
                  Sales Tax Rev., Series 1992 A,
                  VRDN, 2.45%, 3/1/00 (FGIC)
                  (SBBPA: Bayerische
                  Landesbank Girozentrale)                     2,800,000
     6,496,000  Los Angeles Multifamily Housing
                  Rev., Series 1985 C, (Studio
                  Colony), VRDN, 2.45%,
                  3/2/00 (LOC: Bank One,
                  Arizona)                                     6,496,000
    32,500,000  Los Angeles Multifamily Housing
                  Rev., Series 1985 K, VRDN,
                  2.75%, 3/7/00 (LOC: FHLB)                   32,500,000
     3,350,000  Los Angeles Municipal
                  Improvement Corp. Lease Rev.,
                  Series 1999 E, (Police
                  Emergency), 4.00%, 9/1/00
                  (AMBAC)                                      3,359,009
     1,500,000  Los Angeles Unified School
                  District Floating Rate Trust
                  Receipts, 2.45%, 3/1/00
                  (SBBPA: Bank of New York)
                  (Acquired 7/1/99, Cost
                  $1,500,000)(1)(3)                            1,500,000
     3,255,000  Maywood COP, (Infrastructure
                  Financing), VRDN, 2.70%,
                  3/2/00 (LOC: Allied Irish
                  Banks PLC)                                   3,255,000
     2,635,000  Maywood Public Financing Auth.
                  Tax Allocation, VRDN, 2.70%,
                  3/2/00 (LOC: Allied Irish
                  Banks PLC)                                   2,635,000
     5,000,000  Metropolitan Water District
                  Commercial Paper, 3.60%,
                  3/10/00 (LOC: Westdeutsche
                  Landesbank Girozentrale)                     5,000,000
     7,000,000  Metropolitan Water District
                  Commercial Paper, 3.60%,
                  3/16/00 (LOC: Westdeutsche
                  Landesbank Girozentrale)                     7,000,000
     2,000,000  Modesto Multifamily Housing Rev.,
                  Series 1996 A, (Shadowbrook),
                  VRDN, 2.60%, 3/2/00 (LOC:
                  Bank of America N.A.)                        2,000,000
     2,025,000  Modesto Special Tax, (Community
                  Facilities District No. 98-1),
                  VRDN, 2.55%, 3/2/00 (LOC:
                  Wells Fargo Bank, N.A.)                      2,025,000
     1,805,000  Moreno Valley COP, (City Hall
                  Refinancing), VRDN, 2.95%,
                  3/2/00 (LOC: Union Bank of
                  California, N.A.)                            1,805,000
     2,000,000  Northern California Transmission
                  Rev., Series 1990 A, (Oregon
                  Transmission), 7.00%, 5/1/00,
                  Prerefunded at 101.5% of Par(2)              2,041,175
     1,500,000  Oakland Economic Development
                  Rev., Series 1997 A, (Allen
                  Temple Family Life), VRDN,
                  2.50%, 3/2/00 (LOC: Wells
                  Fargo Bank, N.A.)                            1,500,000
    14,000,000  Oceanside Multifamily Housing
                  Rev., (Lakeridge Apartments),
                  VRDN, 4.00%, 3/1/00
                  (Guaranteed: Continental
                  Casualty Co.)                               14,000,000
    10,000,000  Orange County Apartment
                  Development Rev., Series
                  1999 C, (Bluffs Apartments),
                  VRDN, 2.40%, 3/2/00
                  (FHLMC)                                     10,000,000
     7,000,000  Orange County Sanitation
                  Districts COP, VRDN, 3.25%,
                  3/1/00 (LOC: National
                  Westminster Bank PLC)                        7,000,000
     5,000,000  Rancho Water District Financing
                  Auth. Rev., Series 1998 A,
                  VRDN, 2.40%, 3/1/00 (FGIC)
                  (SBBPA: General Electric
                  Capital Corp.)                               5,000,000
     2,500,000  Redwood City COP, (City Hall),
                  VRDN, 2.55%, 3/2/00 (LOC:
                  KBC Bank N.V.)                               2,500,000
    13,000,000  Rialto Public Financing Auth. Tax
                  Allocation, Series 1998 A,
                  (Agua Mansa & Industrial), VRDN,
                  3.30%, 3/2/00 (LOC:
                  Union Bank of California, N.A.)             13,000,000
     5,000,000  Riverside County COP, Series
                  1985 B, (Public Facilities),
                  VRDN, 2.75%, 3/7/00 (LOC:
                  National Westminster Bank
                  PLC)                                         5,000,000
     3,270,000  Riverside County Multifamily
                  Housing Rev., Series 1992 A,
                  (Ambergate Apartments), VRDN,
                  2.75%, 3/2/00 (LOC: Union
                  Bank of California, N.A.)                    3,270,000
     3,250,000  Riverside County Teeter Notes,
                  2.90%, 4/3/00 (LOC:
                  Westdeutsche Landesbank
                  Girozentrale)                                3,250,000
     1,715,000  Rohnert Park Multifamily Housing
                  Rev., (Crossbrook Apartments),
                  VRDN, 2.45%, 3/1/00 (FNMA
                  Collateral Agreement)                        1,715,000
     6,600,000  Sacramento County Multifamily
                  Housing Rev., Series 1996 A,
                  VRDN, 2.50%, 3/1/00 (LOC:
                  California State Teacher's
                  Retirement)                                  6,600,000
     2,000,000  San Bernardino County COP,
                  (Medical Center Financing),
                  VRDN, 2.35%, 3/1/00 (MBIA)
                  (SBBPA: Landesbank
                  Hessen-Thuringen Girozentrale)               2,000,000
     3,875,000  San Bernardino County COP,
                  VRDN, 3.11%, 3/2/00 (MBIA)
                  (SBBPA: Merrill Lynch & Co.,
                  Inc.) (Acquired 6/28/95, Cost
                  $3,875,000)(1)                               3,875,000
    25,500,000  San Bernardino County Multifamily
                  Housing Auth. Rev., 4.80%,
                  5/1/00 (LOC: National
                  Westminster Bank PLC)
                  (Acquired 4/27/99, Cost
                  $25,846,035)(1)                             25,557,988
     3,230,000  San Bernardino County Multifamily
                  Housing Auth. Rev., Series
                  1992 A, (Arrowview Park
                  Apartments), VRDN, 2.40%,
                  3/2/00 (LOC: FHLB)                           3,230,000
     1,800,000  San Bernardino County Multifamily
                  Housing Auth. Rev., Series
                  1993 A, (Monterey Villas
                  Apartments), VRDN, 2.40%,
                  3/2/00 (LOC: FHLB)                           1,800,000
     2,800,000  San Bernardino County Multifamily
                  Housing Auth. Rev., Series
                  1997 A, (Mountain View),
                  VRDN, 2.40%, 3/2/00 (LOC:
                  FHLB)                                        2,800,000
    10,000,000  San Diego Certificates of
                  Undivided Interest, VRDN,
                  3.11%, 3/2/00 (FGIC)
                  (SBBPA: Bank of America
                  N.A.) (Acquired 1/19/00, Cost
                  $10,000,000)(1)                             10,000,000
     7,800,000  San Diego Teeter Notes, 3.45%,
                  3/7/00 (LOC: Landesbank
                  Hessen-Thuringen Girozentrale)               7,800,000
     2,000,000  San Diego Unified School District
                  GO, Series 1999 A, 4.25%,
                  9/29/00                                      2,006,878
     4,000,000  San Francisco City and County
                  Public Utilities Commission
                  Water Commercial Paper,
                  2.60%, 3/9/00 (LOC:
                  Bayerische Landesbank
                  Girozentrale)                                4,000,000
     5,000,000  San Francisco City and County
                  Redevelopment Agency
                  Multifamily Housing Rev., Series
                  1985 B, (Bayside Village),
                  VRDN, 2.50%, 3/2/00 (LOC:
                  Bank One, Arizona)                           5,000,000
     1,665,000  San Francisco City and County
                  Redevelopment Financing Auth.
                  Rev., (Yerba Buena Garden),
                  VRDN, 2.30%, 3/1/00 (LOC:
                  National Westminster Bank
                  PLC)                                         1,665,000
     2,945,000  San Jose Financing Auth. Rev.,
                  Series 1998 B, (Hayes
                  Mansion Improvement), VRDN,
                  2.55%, 3/1/00 (AMBAC)
                  (SBBPA: Bank of Nova Scotia)                 2,945,000
     3,075,000  Simi Valley Multifamily Housing
                  Rev., Series 1993 A, VRDN,
                  2.40%, 3/2/00 (LOC: FHLMC)                   3,075,000
    35,000,000  South Coast Local Education
                  Agencies Tax & Rev.
                  Anticipation Notes, 4.00%,
                  6/30/00 (MBIA)                              35,074,338
     1,400,000  Triunfo Sanitation District Rev.,
                  VRDN, 2.35%, 3/1/00 (LOC:
                  Banque Nationale de Paris
                  S.A.)                                        1,400,000
     3,030,000  University of California Rev.,
                  Series 1999 J, (Multiple
                  Purpose), 4.50%, 9/1/00                      3,045,167
     1,000,000  Upland Community
                  Redevelopment Agency
                  Multifamily Housing Rev.,
                  Series 2000 A, (Northwoods
                  156), VRDN, 2.65%, 3/2/00
                  (FNMA)                                       1,000,000
     1,000,000  Upland Community
                  Redevelopment Agency
                  Multifamily Housing Rev.,
                  Series 2000 A, (Northwoods
                  168), VRDN, 2.65%, 3/2/00
                  (FNMA)                                       1,000,000
     9,300,000  Vacaville Multifamily Mortgage
                  Rev., (Quail Run), VRDN,
                  2.35%, 3/1/00 (FNMA)                         9,300,000
     2,750,000  Vallejo Unified School District
                  COP, Series 1999 E, (Capital
                  Improvement Financing), 3.60%,
                  4/5/00 (LOC: Bayerische
                  Hypo-Und Vereinsbank AG)                     2,750,000
     1,880,000  Vallejo Unified School District GO,
                  7.75%, 8/1/00 (FSA)                          1,911,723
     4,000,000  West Basin Municipal Water
                  District Rev. COP, Series
                  1999 B, VRDN, 2.45%,
                  3/1/00 (LOC: Bayerische
                  Hypo-Und Vereinsbank AG)                     4,000,000
     1,900,000  West Hollywood COP, VRDN,
                  2.95%, 3/2/00 (LOC: Union
                  Bank of California, N.A.)                    1,900,000
     4,300,000  Westminster COP, Series 1998 A,
                  (Civic Center), VRDN, 2.55%,
                  3/2/00 (AMBAC) (SBBPA:
                  First Union National Bank)                   4,300,000
     1,900,000  Westminster Redevelopment
                  Agency Tax Allocation Rev.,
                  (Commercial Redevelopment
                  Project No. 1), VRDN, 2.55%,
                  3/2/00 (AMBAC) (SBBPA:
                  Landesbank Hessen-Thuringen
                  Girozentrale)                                1,900,000
     1,895,000  Whittier Health Facility Rev.,
                  (Presbyterian Intercommunity),
                  6.00%, 6/1/00 (MBIA)                         1,904,761
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 100.0%                       $592,136,049
                                                            ============

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corp.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at February 29, 2000, was $84,609,988 which represented 14.2% of net assets. None of these securities are considered to be illiquid.
  Escrowed to maturity in U.S. government securities or state and local government securities.
  Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

California Municipal Money Market — Performance

Total Returns as of February 29, 2000

                                             California Tax-Exempt
                         California          Money Market Funds(2)
                          Municipal     ----------------------------------
                        Money Market    Average Return     Fund's Ranking
                        ------------    --------------     --------------
6 Months(1)                1.41%              1.28%               --
1 Year                     2.82%              2.52%           6 out of 53

--------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------

3 Years                    3.00%              2.72%           7 out of 51
5 Years                    3.10%              2.87%           7 out of 46
Life of Fund               3.08%              2.84%           6 out of 35

The fund's inception date was 12/31/90.
(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
See pages 22-23 for more information about returns and Lipper fund rankings.

Portfolio at a Glance

--------------------------------------------------------------------------
                                             2/29/00           8/31/99
--------------------------------------------------------------------------
Number of Securities                           61                54
Weighted Average Maturity                    34 days           58 days
Expense Ratio                                 0.49%*            0.50%

Yields as of February 29, 2000

-----------------------------------
7-Day Current Yield
-----------------------------------
                             2.68%
-----------------------------------
7-Day Effective Yield
-----------------------------------
                             2.72%
-----------------------------------
7-Day Tax-Equivalent Yields
-----------------------------------
34.70% Tax Bracket           4.10%
37.42% Tax Bracket           4.28%
41.95% Tax Bracket           4.62%
45.22% Tax Bracket           4.89%

* Annualized.
Investment terms are defined in the Glossary on pages 23-24.

Past performance does not guarantee future results.
Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.
Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

California Municipal Money Market — Q&A

Portfolio Composition by Credit Rating

------------------------------------------------
                           % of fund investments
------------------------------------------------
                             As of        As of
                            2/29/00      8/31/99
------------------------------------------------
A-1+                          76%          72%
A-1                           18%          15%
A-2                            6%          13%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 22 for more information.

Types of Investments in the Portfolio

------------------------------------------------
                         As of February 29, 2000
------------------------------------------------
Variable-Rate Notes                        73%
Put Bonds                                  12%
Bonds Less Than 1 Year                      9%
Municipal Notes                             4%
Commercial Paper                            2%

------------------------------------------------
                           As of August 31, 1999
------------------------------------------------
Variable-Rate Notes                        79%
Put Bonds                                  17%
Municipal Notes                             4%

Investment terms are defined in the Glossary on pages 23-24.

An interview with Todd Pardula (pictured on page 5), a portfolio manager on the California Municipal Money Market fund investment team.

How did California Municipal Money Market perform during the six months ended February 29, 2000?

California Municipal Money Market produced a total return of 1.41%, beating the 1.28% average return of the 55 "California Tax-Exempt Money Market Funds" tracked by Lipper Inc.

In addition, California Municipal Money Market's return for the last 12 months ranked in the top 15% of its Lipper category. The portfolio's longer-term performance is also significantly better than average (see the previous page).

How does the portfolio's yield compare?

The fund provided shareholders with more state and federal tax-free income than the average California money market fund. The average yield of the funds in the Lipper group was 2.32%, while the portfolio's 7-day effective yield at the end of February was 2.72%. That's good enough to place in the top 10% of the Lipper group.

Why did California Municipal Money Market produce better yields and total returns than the Lipper group average?

We have lower-than-average management fees. Other things being equal, lower expenses mean higher yields and returns for our shareholders. In addition, we work hard to maintain excellent business relation ships with securities dealers who offer good rates on California money market securities.

California Municipal Money Market also tends to hold a greater percentage of securities subject to the federal alternative minimum tax (AMT) than do the other funds in the Lipper group. AMT securities typically offer higher yields than non-AMT paper.

Finally, we boosted our yield by adding some tax-exempt commercial paper late last year, when it offered attractive yields compared with variable-rate notes. We also liked commercial paper because it gives us more flexibility in choosing our maturity date, and because it's backed by a letter of credit from a bank.

Can you talk a little more about California Municipal Money Market's yield, which was little changed even though interest rates rose?

The Federal Reserve increased short-term interest rates several times since last summer. However, tax-exempt money market fund yields don't necessarily move in lock-step with Fed policy. Supply and demand factors are also very important in determining yields for tax-exempt securities.

The dramatic growth of California's economy in recent years has created an imbalance in supply and demand for tax-free investments. The state's excellent economic health has reduced municipal borrowing needs, which in turn reduced new bond issuance. In addition, low unemployment and rising wages have pushed taxpayers into higher tax brackets and fueled demand for tax-exempt investments. Low supply and surging demand held down California money market yields, particularly in the last several months.

What's your outlook for the fund?

We expect to see continued strong demand for California money market securities, while supply should remain tight because new issuance is low. So even though we think the Fed will raise interest rates again in the coming months, yields on California securities aren't likely to rise significantly.

California Municipal Money Market — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                             Value
=========================================================================

-------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES
-------------------------------------------------------------------------
  $  3,010,000  Alameda County Industrial
                  Development Auth. Rev., (Bat
                  Properties), VRDN, 2.55%,
                  3/2/00 (LOC: Wells Fargo
                  Bank, N.A.)                             $    3,010,000
     1,160,000  Alameda County Industrial
                  Development Auth. Rev.,
                  (Design Workshops), VRDN,
                  2.85%, 3/2/00 (LOC: Wells
                  Fargo Bank, N.A.)                            1,160,000
     1,600,000  Alameda County Industrial
                  Development Auth. Rev., Series
                  1994 A, (Scientific Technology),
                  VRDN, 2.70%, 3/1/00 (LOC:
                  Banque Nationale de Paris S.A.)              1,600,000
     1,700,000  Alameda County Industrial
                  Development Auth. Rev., Series
                  1996 A, (Edward L. Shimmon
                  Inc.), VRDN, 2.55%, 3/2/00
                  (LOC: Banque Nationale de
                  Paris S.A.)                                  1,700,000
     1,150,000  Alameda County Industrial
                  Development Auth. Rev., Series
                  1997 A, (Tool Family
                  Partnership), VRDN, 2.55%,
                  3/2/00 (LOC: Wells Fargo
                  Bank, N.A.)                                  1,150,000
     3,000,000  Alameda County Industrial
                  Development Auth. Rev., Series
                  1999 A, (West Coast Pack LLC),
                  VRDN, 2.55%, 3/2/00 (LOC:
                  LaSalle National Bank)                       3,000,000
     3,200,000  Association of Bay Area
                  Governments Finance Auth. for
                  Nonprofit Corporations
                  Multifamily Rev., Series 1997 A,
                  (Mountain View Apartments),
                  VRDN, 2.75%, 3/2/00 (LOC:
                  Comerica Bank-Michigan)                      3,200,000
     4,395,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1990 A, (Health Dimensions),
                  7.00%, 5/1/00, Prerefunded at
                  102% of Par(1)                               4,510,879
     4,175,000  California Health Facilities
                  Financing Auth. Rev., Series
                  1990 A, (Health Dimensions),
                  7.25%, 5/1/00, Prerefunded at
                  102% of Par(1)                               4,286,389
     3,095,000  California Housing Finance
                  Agency Rev., Series 1996 A,
                  Class A, VRDN, 3.16%,
                  3/2/00 (LOC: Caisse Des
                  Depots et Consignations)
                  (Acquired 2/4/98, Cost
                  $3,095,000)(2)                               3,095,000
     8,290,000  California Housing Finance
                  Agency Single Family Mortgage
                  Rev., Series 1999 E, 3.40%,
                  8/1/00                                       8,290,000
     2,040,000  California Infrastructure &
                  Economic Industrial
                  Development Rev., (Cunico
                  Corp.), VRDN, 2.70%, 3/1/00
                  (LOC: Comerica Bank-Michigan)                2,040,000
     1,000,000  California Infrastructure &
                  Economic Industrial
                  Development Rev., (Roller
                  Bearing Co. America), VRDN,
                  2.80%, 3/1/00 (LOC: First
                  Union National Bank)                         1,000,000
     2,747,050  California Infrastructure &
                  Economic Industrial
                  Development Rev., Series
                  1999 A, VRDN, 2.75%,
                  3/2/00 (LOC: Comerica
                  Bank-California)                             2,747,050
     2,475,000  California Infrastructure &
                  Economic Industrial
                  Development Rev., Series
                  1999 A, VRDN, 2.75%,
                  3/2/00 (LOC: Wells Fargo
                  Bank, N.A.)                                  2,475,000
    12,000,000  California Pollution Control
                  Financing Auth. Solid Waste
                  Disposal Rev., Series 1994 A,
                  (Western Waste Industries),
                  VRDN, 2.80%, 3/2/00 (LOC:
                  BankBoston, N.A.)                           12,000,000
     2,500,000  California Public Capital
                  Improvements Financing Auth.
                  Rev. Floating Rate Trust
                  Receipts, Series 1999 D,
                  2.45%, 3/1/00 (MBIA) (LOC:
                  Bank of New York)(3)                         2,500,000
     2,300,000  California Public Capital
                  Improvements Financing Auth.
                  Rev., Series 1988 C, VRDN,
                  3.70%, 3/15/00 (LOC:
                  National Westminster Bank
                  PLC)                                         2,300,000
     2,000,000  California School Cash Reserve
                  Program Auth. Rev., Series
                  1999 A, 4.00%, 7/3/00
                  (AMBAC)                                      2,003,276
     3,100,000  California State Economic
                  Development Financing Auth.
                  Industrial Development Rev.,
                  (Applied Aerospace), VRDN,
                  2.65%, 3/1/00 (LOC:
                  American National Bank and
                  Trust Company)                               3,100,000
     2,000,000  California State Economic
                  Development Financing Auth.
                  Industrial Development Rev.,
                  (Provena Foods Inc.), VRDN,
                  2.70%, 3/1/00 (LOC:
                  Comerica Bank-California)                    2,000,000
     2,400,000  California State Economic
                  Development Financing Auth.
                  Industrial Development Rev.,
                  (Scientific Specialties), VRDN,
                  2.65%, 3/1/00 (LOC: Bank of
                  America N.A.)                                2,400,000
     3,040,000  California State Economic
                  Development Financing Auth.
                  Industrial Development Rev.,
                  (Vortech Engineering Inc.),
                  VRDN, 3.20%, 3/1/00 (LOC:
                  Bank of Hawaii)                              3,040,000
     1,418,364  California State Economic
                  Development Financing Auth.
                  Industrial Development Rev.,
                  (Wesflex Pipe Manufacturing),
                  VRDN, 2.75%, 3/2/00 (LOC:
                  Wells Fargo Bank, N.A.)                      1,418,364
     4,500,000  California State GO, 5.00%,
                  10/1/00                                      4,536,386
     5,600,000  California State Rev. Floating Rate
                  Trust Receipts, Series 1999 D,
                  2.45%, 3/1/00 (SBBPA: Bank
                  of New York) (Acquired
                  10/4/99-11/26/99, Cost
                  $5,600,000)(2)(3)                            5,600,000
     3,500,000  California State Veterans GO,
                  VRDN, 3.11%, 3/2/00 (LOC:
                  Merrill Lynch & Co., Inc.)
                  (Acquired 2/17/00, Cost
                  $3,500,000)(2)                               3,500,000
     3,500,000  California Statewide Communities
                  Development Auth. Lease Rev.,
                  VRDN, 3.54%, 3/2/00 (LOC:
                  Merrill Lynch & Co., Inc.)
                  (Acquired 2/17/00, Cost
                  $3,500,000)(2)                               3,500,000
     5,000,000  California Statewide Communities
                  Development Auth. Multifamily
                  Housing Rev., Series 1997 A,
                  (Plaza Club Apartments), VRDN,
                  2.47%, 3/2/00 (LOC: FNMA)                    5,000,000
     1,200,000  California Statewide Communities
                  Development Auth. Multifamily
                  Housing Rev., Series 1997 G,
                  (Sunrise of Moraga), VRDN,
                  2.55%, 3/2/00 (LOC:
                  Commerzbank A.G.)                            1,200,000
     1,650,000  California Statewide Communities
                  Development Corp. Rev., (South
                  Bay Circle), VRDN, 2.60%,
                  3/1/00 (LOC: California State
                  Teacher's Retirement)                        1,650,000
     1,445,000  California Statewide Communities
                  Development Corp. Rev., (Tri H
                  Foods), VRDN, 2.70%, 3/1/00
                  (LOC: Union Bank of California,
                  N.A.)                                        1,445,000
     1,450,000  California Statewide Communities
                  Industrial Development Corp.
                  Rev., Series 1994 A, (DV
                  Industries), VRDN, 2.60%,
                  3/1/00 (LOC: California State
                  Teacher's Retirement)                        1,450,000
       795,000  California Statewide Communities
                  Industrial Development Corp.
                  Rev., Series 1994 B, (J. Michelle),
                  VRDN, 2.60%, 3/1/00 (LOC:
                  California State Teacher's
                  Retirement)                                    795,000
       765,000  California Statewide Communities
                  Industrial Development Corp.
                  Rev., Series 1995 A, (Staub
                  Metals Corp.), VRDN, 2.60%,
                  3/1/00 (LOC: California State
                  Teacher's Retirement)                          765,000
     1,600,000  California Statewide Communities
                  Industrial Development Corp.
                  Rev., Series 1995 E,
                  (Johanson), VRDN, 2.60%,
                  3/1/00 (LOC: California State
                  Teacher's Retirement)                        1,600,000
     2,500,000  Elsinore Valley Municipal Water
                  District COP, Series 2000 A,
                  VRDN, 2.40%, 3/1/00 (FGIC)
                  (SBBPA: Securities Purchase,
                  Inc.)                                        2,500,000
     4,450,000  Koch Certificates Trust 1999-2
                  Rev., VRDN, 3.86%, 3/2/00
                  (AMBAC) (SBBPA: State
                  Street Bank & Trust Co.)
                  (Acquired 2/11/00, Cost
                  $4,450,000)(2)                               4,450,000
     3,000,000  La Verne Industrial Development
                  Auth. Rev., Series 1998 A,
                  VRDN, 2.80%, 3/2/00 (LOC:
                  Fleet Bank, N.A.) (Acquired
                  12/21/98, Cost $3,000,000)(2)                3,000,000
     2,000,000  Lassen Municipal Utility District
                  Rev., Series 1996 A, VRDN,
                  2.75%, 3/2/00 (FSA) (SBBPA:
                  Credit Local de France)                      2,000,000
     3,000,000  Long Beach Harbor Rev.
                  Commercial Paper, Series
                  1994 A, VRDN, 3.35%,
                  5/1/00 (LOC: Canadian
                  Imperial Bank of Commerce)                   3,000,000
     2,925,000  Los Angeles County Industrial
                  Development Auth. Rev., (Caitac
                  & Jae Co., Inc.), VRDN, 2.70%,
                  3/1/00 (LOC: Union Bank of
                  California, N.A.)                            2,925,000
     1,985,000  Los Angeles Industrial
                  Development Auth. Rev.,
                  (Kairak Inc.), VRDN, 3.05%,
                  3/1/00 (LOC: Bank of Hawaii)                 1,985,000
     1,235,000  Los Angeles Industrial
                  Development Auth. Rev.,
                  (Keystone Engineering
                  Company), VRDN, 3.05%,
                  3/1/00 (LOC: Bank of Hawaii)                 1,235,000
     3,400,000  Ontario Redevelopment Agency
                  Industrial Development Rev.,
                  (Safariland), VRDN, 2.30%,
                  3/1/00 (LOC: California State
                  Teacher's Retirement)                        3,400,000
     2,400,000  Pinole Redevelopment Agency,
                  Series 1998 A, (East Bluff
                  Apartments), VRDN, 2.75%,
                  3/2/00 (LOC: Comerica
                  Bank-California)                             2,400,000
     2,565,000  Pleasant Hill Redevelopment
                  Agency Multifamily Housing
                  Rev., Series 1996 A,
                  (Chateau III), VRDN, 2.55%,
                  3/2/00 (LOC: Commerzbank
                  A.G.)                                        2,565,000
     3,000,000  Port of Oakland Rev. Floating
                  Rate Trust Receipts, Series
                  1999 A24, 2.55%, 3/1/00
                  (MBIA) (SBBPA: Commerzbank
                  A.G.) (Acquired 7/21/99, Cost
                  $3,000,000)(2)(3)                            3,000,000
     3,400,000  Port of Oakland Rev. Floating
                  Rate Trust Receipts, Series
                  1999 A24, 2.55%, 3/1/00
                  (MBIA) (SBBPA: Commerzbank
                  A.G.) (Acquired 4/12/99, Cost
                  $3,400,000)(2)(3)                            3,400,000
     1,000,000  Puerto Rico Commonwealth GO,
                  Series 1997 B, (Public
                  Improvement), 5.50%, 7/1/00
                  (AMBAC)                                      1,005,717
    10,000,000  Sacramento County Housing
                  Auth. Rev., Issue 1992 A,
                  (Shadowood Apartments),
                  VRDN, 2.60%, 3/1/00 (LOC:
                  General Electric Capital Corp.)             10,000,000
     2,500,000  Sacramento County Special
                  Facilities Airport Rev., (Cessna
                  Aircraft Co.), VRDN, 2.65%,
                  3/2/00 (LOC: Bank of America
                  N.A.)                                        2,500,000
     1,585,000  San Bernardino County Industrial
                  Development Auth. Rev., (Master
                  Halco Inc.), VRDN, 2.55%,
                  3/7/00 (LOC: California State
                  Teacher's Retirement)                        1,585,000
     1,200,000  San Bernardino County Industrial
                  Development Auth. Rev., VRDN,
                  2.60%, 3/1/00 (LOC: California
                  State Teacher's Retirement)                  1,200,000
     7,500,000  San Bernardino County Multifamily
                  Housing Auth. Rev., 4.80%,
                  5/1/00 (LOC: National
                  Westminster Bank PLC)
                  (Acquired 4/27/99, Cost
                  $7,601,775)(2)                               7,517,058
     5,514,151  San Bernardino County Single
                  Family Mortgage Rev., Series
                  1999 A-2, 5.16%, 6/1/00
                  (AMBAC)                                      5,540,667
     3,000,000  San Jose Multifamily Housing
                  Rev., Series 1998 A, (Carlton
                  Plaza), VRDN, 2.62%, 3/2/00
                  (LOC: Commerzbank A.G.)                      3,000,000
     2,700,000  San Marcos Industrial
                  Development Auth. Rev.,
                  (Sunclipse Inc.), VRDN, 2.60%,
                  3/1/00 (LOC: Bank of
                  America N.A.)                                2,700,000
     4,700,000  Santa Cruz County Multifamily
                  Housing Auth. Rev., Series
                  1992 A, (Paloma Del Mar
                  Apartments), VRDN, 2.85%,
                  3/1/00 (LOC: Wells Fargo
                  Bank, N.A.)                                  4,700,000
     7,000,000  South Coast Local Education
                  Agencies Tax & Rev.
                  Anticipation Notes, 4.00%,
                  6/30/00 (MBIA)                               7,014,759
     1,445,000  South Orange County Public
                  Financing Auth. Special Tax Rev.,
                  Series 1998 B, (Jr. Lien), 4.50%,
                  9/1/00 (AMBAC)                               1,448,555
                                                            ------------
TOTAL INVESTMENT SECURITIES-- 100.0%                        $189,139,100
                                                            ============

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

  Escrowed to maturity in U.S. government securities or state and local government securities.
  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement, and unless registered under the act or exempted from registration, may be sold only to qualified institutional investors. The aggregate value of these securities at February 29, 2000, was $37,062,058 which represented 19.1% of net assets. None of these securities are considered to be illiquid.
  Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

Statements of Assets and Liabilities

This statement breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                                            TAX-FREE         MUNICIPAL
FEBRUARY 29, 2000 (UNAUDITED)                             MONEY MARKET      MONEY MARKET

-----------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------

Investment securities, at value (amortized cost and cost
  for federal income tax purposes) .....................   $ 592,136,049    $ 189,139,100
Cash ...................................................            --          4,002,151
Interest receivable ....................................       5,087,378        1,437,923
                                                           -------------    -------------
                                                             597,223,427      194,579,174

-----------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------

Disbursements in excess of demand deposit cash .........       1,258,066             --
Accrued management fees (Note 2) .......................         237,761           76,748
Accrued trustees' fees and expenses ....................             990              319
Accrued expenses and other liabilities .................             110               60
                                                           -------------    -------------
                                                               1,496,927           77,127
                                                           -------------    -------------
Net Assets .............................................   $ 595,726,500    $ 194,502,047
                                                           =============    =============

-----------------------------------------------------------------------------------------
CAPITAL SHARES
-----------------------------------------------------------------------------------------

Outstanding (unlimited number of shares authorized) ....     595,736,009      194,537,655
                                                           =============    =============
Net Asset Value Per Share ..............................   $        1.00    $        1.00
                                                           =============    =============

-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------

Capital paid in ........................................   $ 595,736,009    $ 194,537,655
Undistributed net investment income ....................         275,802          122,436
Accumulated net realized loss on investment transactions        (285,311)        (158,044)
                                                           -------------    -------------
                                                           $ 595,726,500    $ 194,502,047
                                                           =============    =============

Statements of Operations

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

                                                            TAX-FREE         MUNICIPAL
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)    MONEY MARKET     MONEY MARKET

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------

Income:
Interest ................................................   $9,169,923       $3,380,923
                                                            ----------       ----------
Expenses (Note 2):
Management fees .........................................    1,400,293          499,783
Trustees' fees and expenses .............................        6,769            2,479
                                                            ----------       ----------
                                                             1,407,062          502,262
                                                            ----------       ----------
Net investment income ...................................    7,762,861        2,878,661
                                                            ----------       ----------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------

Net realized gain on investments ........................        1,709            1,017
                                                            ----------       ----------
Net Increase in Net Assets Resulting from Operations ....   $7,764,570       $2,879,678*
                                                            ==========       ==========

Statements of Changes in Net Assets

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED) AND YEAR ENDED AUGUST 31, 1999*

                                              -------------------------------     -------------------------------
                                                  TAX-FREE MONEY MARKET               MUNICIPAL MONEY MARKET
                                              -------------------------------     -------------------------------
                                                   2000              1999              2000              1999
                                              -------------     -------------     -------------     -------------
Increase in Net Assets

-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------

Net investment income .....................   $   7,762,861     $  13,227,530     $   2,878,661     $   4,834,349
Net realized gain (loss) on investments ...           1,709           (12,545)            1,017               214
                                              -------------     -------------     -------------     -------------
Net increase in net assets resulting
  from operations .........................       7,764,570        13,214,985         2,879,678         4,834,563
                                              -------------     -------------     -------------     -------------

-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------

From net investment income ................      (7,762,861)      (13,226,200)       (2,878,661)       (4,834,349)
                                              -------------     -------------     -------------     -------------

-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------

Proceeds from shares sold .................     369,010,685       701,786,020       127,030,148       171,530,835
Proceeds from reinvestment of distributions       5,770,753        11,318,419         2,436,222         4,559,301
Payments for shares redeemed ..............    (337,231,148)     (610,912,283)     (114,949,919)     (168,697,393)
                                              -------------     -------------     -------------     -------------
Net increase in net assets from capital
  share transactions ......................      37,550,290       102,192,156        14,516,451         7,392,743
                                              -------------     -------------     -------------     -------------
Net increase in net assets ................      37,551,999       102,180,941        14,517,468         7,392,957

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------

Beginning of period .......................     558,174,501       455,993,560       179,984,579       172,591,622
                                              -------------     -------------     -------------     -------------
End of period .............................   $ 595,726,500     $ 558,174,501     $ 194,502,047     $ 179,984,579
                                              =============     =============     =============     =============
Undistributed net investment income .......   $     275,802     $     300,416     $     122,436     $     122,436
                                              =============     =============     =============     =============

-----------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------

Sold ......................................     369,010,685       701,786,020       127,030,148       171,530,835
Issued in reinvestment of distributions ...       5,770,753        11,318,419         2,436,222         4,559,301
Redeemed ..................................    (337,231,148)     (610,912,283)     (114,949,919)     (168,697,393)
                                              -------------     -------------     -------------     -------------
Net increase ..............................      37,550,290       102,192,156        14,516,451         7,392,743
                                              =============     =============     =============     =============

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund (Tax-Free Money Market) and California Municipal Money Market Fund (Municipal Money Market) (the funds) are two of the seven funds issued by the trust. Tax-Free Money Market is diversified and Municipal Money Market is non-diversified under the 1940 Act. The funds seek income that is exempt from federal and California income taxes. Tax-Free Money Market and Municipal Money Market seek to obtain as high a level of interest income as is consistent with prudent investment management and conservation of shareholders' capital. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

Security Valuations — Portfolio securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared and credited daily and distributed monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

The character of distributions made during the year from net investment income or net realized capital gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net capital gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

At August 31, 1999, accumulated net realized capital loss carryovers for Tax-Free Money Market of $274,509 (expiring in 2004 through 2007) and for Municipal Money Market of $159,057 (expiring in 2003 through 2006) may be used to offset future taxable gains.

Tax-Free Money Market has elected to treat $12,510 of net capital losses incurred in the ten month period ended August 31, 1999, as having been incurred in the following fiscal year.

Additional Information — Funds Distributor, Inc. (FDI) is a distributor of the trust. Certain officers of FDI are also officers of the trust.

2. Transactions with Related Parties

The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) that provides each fund with investment advisory and management services in exchange for a single, unified management fee. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 29, 2000, the effective annual management fee for both funds was 0.49%.

Effective March 13, 2000, American Century Investment Services, Inc. (ACIS), became a distributor of the trust.

Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, a distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

California Tax-Free Money Market — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), and expense ratio (operating expenses as a percentage of average net assets).

                                  For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                            2000(1)        1999        1998        1997        1996       1995

-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          --------       --------    --------    --------    --------    --------
Income From Investment Operations
   Net Investment Income ...............      0.01           0.03        0.03        0.03        0.03        0.03
                                          --------       --------    --------    --------    --------    --------
Distributions
   From Net Investment Income ..........     (0.01)         (0.03)      (0.03)      (0.03)      (0.03)      (0.03)
                                          --------       --------    --------    --------    --------    --------
Net Asset Value, End of Period .........  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          ========       ========    ========    ========    ========    ========
   Total Return(2) .....................      1.37%          2.62%       3.12%       3.17%       3.12%       3.31%

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
   to Average Net Assets ...............      0.49%(3)       0.50%       0.50%       0.49%       0.49%       0.52%

Ratio of Net Investment Income
   to Average Net Assets ...............      2.73%(3)       2.59%       3.07%       3.10%       3.12%       3.28%
Net Assets, End of Period (in thousands)  $595,727       $558,175    $455,994    $417,784    $425,846    $414,099

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

California Municipal Money Market — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), and expense ratio (operating expenses as a percentage of average net assets).

                                  For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                            2000(1)        1999        1998        1997        1996       1995

-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..   $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          --------       --------    --------    --------    --------    --------
Income From Investment Operations
   Net Investment Income ..............       0.01           0.03        0.03        0.03        0.03        0.03
                                          --------       --------    --------    --------    --------    --------
Distributions
   From Net Investment Income .........      (0.01)         (0.03)      (0.03)      (0.03)      (0.03)      (0.03)
                                          --------       --------    --------    --------    --------    --------
Net Asset Value, End of Period ........   $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          ========       ========    ========    ========    ========    ========
   Total Return(2) ....................       1.41%          2.76%       3.20%       3.15        3.23%       3.35%

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
   to Average Net Assets ..............       0.49%(3)       0.50%       0.50%       0.52%       0.53%       0.53%

Ratio of Net Investment Income
   to Average Net Assets ..............       2.83%(3)       2.73%       3.16%       3.10%       3.20%       3.31%

Net Assets, End of Period (in thousands)  $194,502       $179,985    $172,592    $170,477    $196,520    $191,722

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

Background Information

Investment Philosophy and Policies

American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

California Tax-Free Money Market and California Municipal Money Market seek to provide interest income exempt from both federal and California state income taxes while maintaining a stable share price. The funds invest in high-quality California municipal money market securities with remaining maturities of 13 months or less.

An investment in these funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

Lipper Rankings

Lipper Inc. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper category for the California Tax-Free Money Market and Municipal Money Market is:

California Tax-Exempt Money Market Funds — funds that invest in high-quality California municipal obligations with dollar-weighted average maturities of less than 90 days.

Credit Rating Guidelines

Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality — the stronger the issuer, the higher the credit rating.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

  A-1+: extremely strong ability to meet financial obligations.
  A-1: strong ability to meet financial obligations.
  A-2: satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective. They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality.

Investment Team Leaders

Portfolio Manager

    Todd Pardula

Credit Research Director

    Steven Permut

Glossary

Returns

  Total Return figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.
  Average Annual Returns illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 20-21.

Yields

  7-Day Current Yield is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.
  7-Day Effective Yield is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.
  7-Day Tax-Equivalent Yields show the taxable yields that investors in a combined California and federal income tax bracket would have to earn before taxes to equal the fund's 7-Day Current Yield.

Investment Terms

  Basis Point — a basis point equals one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

Statistical Terminology

  Number of Securities — the number of securities held by a fund on a given date.
  Weighted Average Maturity (WAM) — a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.
  Expense Ratio — the operating expenses of the fund, expressed as a percentage of average net assets. Share holders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each share holder account. (See Note 2 in the Notes to Financial Statements.)

Types of Municipal Securities

  AMT Paper — instruments with income subject to the federal alternative minimum tax.
  Municipal Commercial Paper (CP) — high-grade short-term securities backed by a line of credit from a bank.
  Municipal Notes — municipal securities with maturities of two years or less.
  Put Bonds — long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.
  Variable-Rate Notes — securities that track market interest rates and stabilize their market values using periodic (daily or weekly) interest rate adjustments.

Fund Classifications

Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

Investment Objective

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

  Capital Preservation — offers taxable and tax-free money market funds for relative stability of principal and liquidity.
  Income — offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.
  Growth & Income — offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.
  Growth — offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

Risk

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

  Conservative — these funds generally provide lower return potential with either low or minimal price-fluctuation risk.
  Moderate — these funds generally provide moderate return potential with moderate price- fluctuation risk.
  Aggressive — these funds generally provide high return potential with corresponding high price-fluctuation risk.

INVESTMENT OBJECTIVE

----------------------------------------------------------------------------------------------
           CAPITAL PRESERVATION                                    INCOME

      Taxable               Tax-Free             Taxable Bonds             Tax-Free Bonds
   Money Markets          Money Markets
----------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
----------------------------------------------------------------------------------------------
                                                  Target 2025*         CA High-Yield Municipal
                                                  Target 2020*           High-Yield Municipal
                                                  Target 2015*
                                                  Target 2010*
                                                   High-Yield
                                               International Bond

----------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
----------------------------------------------------------------------------------------------
                                               Long-Term Treasury            CA Long-Term
                                                  Target 2005*                 Tax-Free
                                                      Bond                Long-Term Tax-Free
                                                  Premium Bond           CA Insured Tax-Free

----------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
----------------------------------------------------------------------------------------------
      Premium             FL Municipal       Intermediate-Term Bond      CA Intermediate-Term
  Capital Reserve         Money Market         Intermediate-Term               Tax-Free
       Prime              CA Municipal              Treasury             AZ Intermediate-Term
    Money Market          Money Market                GNMA                    Municipal
      Premium             CA Tax-Free          Inflation-Adjusted        FL Intermediate-Term
 Government Reserve       Money Market              Treasury                  Municipal
 Government Agency          Tax-Free           Limited-Term Bond          Intermediate-Term
    Money Market          Money Market            Target 2000*                 Tax-Free
Capital Preservation                         Short-Term Government         CA Limited-Term
                                              Short-Term Treasury              Tax-Free
                                                                             Limited-Term
                                                                               Tax-Free
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                              GROWTH AND INCOME                                      GROWTH

  Asset Allocation/            Domestic Equity     Specialty    Domestic Equity     Specialty         International
     Balanced
-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
                           Small Cap Quantitative                  Veedot(2)                          Emerging Markets
                              Small Cap Value                  New Opportunities   Global Gold    International Discovery
                                                                  Giftrust(R)                       International Growth
                                                                     Vista                             Global Growth
                                                                    Heritage
                                                                     Growth
                                                                    Ultra(R)
                                                                     Select

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation:          Equity Growth       Utilities                      Global Natural
      Aggressive                Equity Index      Real Estate                       Resources
       Balanced               Large Cap Value
Strategic Allocation:        Tax-Managed Value
       Moderate               Income & Growth
Strategic Allocation:              Value
     Conservative              Equity Income

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

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American Century California Tax-Free and Municipal Funds

Investment Manager
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

[GRAPHIC OMITTED]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: We succeed only if our investors succeed.

American Century Investments                                       BULK RATE
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                      AMERICAN CENTURY
www.americancentury.com                                            COMPANIES

0004                               American Century Investment Services, Inc.
SH-SAN-20079                       (C)2000 American Century Services Corporation

February 29, 2000

AMERICAN CENTURY®

      Semiannual Report

[GRAPHIC OMITTED]

California High-Yield Municipal
California Insured Tax-Free

[AMERICAN CENTURY LOGO]

California High-Yield Municipal
(BCHYX)

California Insured Tax-Free
(BCINX)

Turn to the inside back
cover of this report to
see a list of American
Century funds classified
by objective and risk.

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Our Message to You

[PHOTO OMITTED]

James E. Stowers III, seated, with James E. Stowers, Jr.

Rising interest rates, falling bond prices, and a supply/demand imbalance at the long maturity end of the market presented difficult hurdles for American Century's California municipal bond funds during the six months ended February 29, 2000. In this environment, California High-Yield Municipal and Insured Tax-Free produced negative total returns, similar to other California municipal bond funds.

Despite challenging market conditions, the American Century California funds continued to provide competitive yields with low expenses — key factors that remain consistent no matter how bond market conditions may change.

As a result, these funds have typically beaten the average returns of their Lipper peer groups for the last 10 years. (See pages 4 and 12 for more performance information.)

We are proud of our funds' performance and the numerous ways we can help you meet your financial goals, but we are equally proud of our dedication to creating a positive, safe, and productive work environment for American Century staff. This commitment to the idea that "we're only as good as the way we treat our most junior team members" was recognized and rewarded in 1999, when American Century ranked in the top 40 of Fortune magazine's "100 Best Companies to Work For."

We do not take this recognition lightly — acknowledgements like this allow us to recruit talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and an essential one in our effort to provide you with excellent investment management and service.

As always, we appreciate your continued confidence in American Century.

Sincerely,

/s/ James E. Stowers

James E. Stowers, Jr.
Chairman of the Board and Founder

/s/ James E. Stowers III

James E. Stowers III
Vice Chairman of the Board and
Chief Executive Officer

    Report Highlights
    Market Perspective

California High-Yield Municipal
    Performance Information
    Management Q&A
    Yields
    Portfolio at a Glance
    Top Five Sectors
    Schedule of Investments

California Insured Tax-Free
    Performance Information
    Management Q&A
    Yields
    Portfolio at a Glance
    Top Five Sectors
    Schedule of Investments

Financial Statements
    Statements of Assets and Liabilities
    Statements of Operations
    Statements of Changes in Net Assets
    Notes to Financial Statements
    Financial Highlights

Other Information
    Background Information
    Investment Philosophy and Policies
    Comparative Indices
    Lipper Rankings
    Investment Team Leaders
    Credit Rating Guidelines
    Glossary

Report Highlights

Market Perspective

  Rising interest rates muted municipal bond returns during the six months ended February 29, 2000.
  Short- and intermediate-term bonds posted slightly positive returns, while long-term bonds suffered negative returns.
  Strong economic growth led the Federal Reserve to raise interest rates twice during the six-month period.
  Supply and demand conditions in the California municipal market started to improve — issuance declined as rates rose, while demand from individual investors increased.
  Investment-grade municipal bonds outperformed lower-rated bonds despite a general improvement in economic conditions and credit quality.

California High-Yield Municipal

  The fund continued to produce more tax-free income than its Lipper peers.
  The fund's absolute performance was hurt primarily by rising interest rates. Its relative performance was affected mostly by "technical" supply/demand factors — such as heavy tax-loss selling — that hit high-yield municipal funds more than investment-grade funds.
  The overall credit quality of the high-yield municipal bond sector continued to strengthen, thanks to California's strong economy.
  The biggest exception to the favorable credit quality trend was the health care sector, which was beset by a variety of ills. Fortunately, the fund was underweighted in health care bonds.
  The performance of the portfolio's largest weighting — land-secured bonds — was hurt by supply/demand factors. We still like the outlook for these bonds because of the strength of the California economy.
  We continue to be pretty bullish on the California high-yield municipal market in general. Technical factors will come and go, but the underlying economic and financial fundamentals of the bonds we're buying still appear strong.

California Insured Tax-Free

  The fund outperformed the average California insured municipal debt fund and continued to offer a higher-than-average yield.
  The fund maintained a longer-than-average duration. That hurt performance in late 1999 but was beneficial in early 2000.
  The long duration was caused by a large weighting in discount bonds (bonds with lower-than-prevailing interest rates).
  More recently, we sold some of our discount bonds to lock in gains they've achieved this year.
  We continue to focus nearly a quarter of the portfolio on certificates of participation (COPs), which offer relatively attractive prices and yields.
  Although our long-term outlook is optimistic, we expect short-term gyrations in the bond market as the Fed raises interest rates to keep inflation under control.
------------------------------------
               California
         High-Yield Municipal
               (BCHYX)
------------------------------------
Total Returns:         AS OF 2/29/00
------------------------------------
   6 Months ........      -1.89%*
   1 Year ..........      -3.94%
     30-Day SEC Yield: 5.56%
     Inception Date: 12/30/86
------------------------------------
     Net Assets: $293.5 million
------------------------------------

------------------------------------
             California
           Insured Tax-Free
              (BCINX)
------------------------------------
Total Returns:         AS OF 2/29/00
   6 Months ........       -0.09%*
   1 Year ..........       -3.93%
     30-Day SEC Yield: 5.00%
    Inception Date: 12/30/86
------------------------------------
    Net Assets: $194.7 million
------------------------------------

* Not annualized.
See Total Returns on pages 4 and 12.
Investment terms are defined in the Glossary on pages 26-27.

Market Perspective from Randall W. Merk

[PHOTO OMITTED]

Randall W. Merk, chief investment officer of fixed income at American Century

Lower Prices, Higher Yields

Strong economic growth, rising interest rates, and a booming stock market muted California municipal bond returns during the six months ended February 29, 2000. The short- and intermediate-term sectors of the municipal market posted small gains, while long-term bonds finished in negative territory (see the index returns table at right). Long-term municipal bonds also suffered in comparison with long-term Treasurys, which posted attractive returns amid government plans to reduce Treasury issuance and supply.

Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates. The U.S. economy grew at a 7.3% annual rate in the fourth quarter of 1999, its fastest rate in over 15 years, and unemployment remained near 30-year lows. In response, the Federal Reserve (the U.S. central bank) continued to raise short-term interest rates, pushing municipal bond yields higher and their prices lower.

As a result of the difficult municipal bond environment, yields are as high as they've been in several years. For an investor in the highest combined federal and California state tax bracket, a 30-year AAA-rated California municipal bond that yielded approximately 5.8% on February 29 (up from about 5.5% on August 31, 1999) offered a tax-equivalent yield of more than 10%. That compared very favorably with the 6.15% yield of the 30-year U.S. Treasury bond on February 29.

Technical Factors Turn Favorable

In the California municipal market, supply and demand conditions continued to improve. California's strong economy bolstered the financial stability of many municipal issuers and curtailed their borrowing needs. In addition, refinancing of old debt came to a virtual standstill as higher interest rates eliminated the financial incentive to retire old debt.

Meanwhile, investor demand firmed as municipals offered attractive prices and the highest tax-equivalent yields in several years. This was especially true among short- and intermediate-term California bonds — strong demand from individual investors held down California yields relative to the national municipal market.

High-Quality Bonds Outperform

Investment-grade municipal bonds outpaced lower-rated and non-rated bonds — the so-called "high-yield sector" — during the period. Much of this sector's underperformance can be attributed to heavy tax-loss selling in late 1999 and concerns about health care bonds, which tainted the entire high-yield market. We think the high-yield sell-off was overdone — California's economic strength lifted the credit quality of the high-yield sector, as well as the financial strength of the California municipal market as a whole.

"The Federal Reserve continued to raise short-term interest rates, pushing municipal bond yields higher and prices lower."

Municipal Bond Index Returns

For the six months ended February 29, 2000

------------------------------------------
Lehman Three-Year
   Municipal Index                   1.17%
------------------------------------------
Lehman Five-Year General
   Obligation Index                  0.59%
------------------------------------------
Lehman Long-Term
   Municipal Index                  -2.03%

Source: Lipper Inc., Russell/Mellon Analytical

Rising Municipal Yield Curve

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

YEARS TO MATURITY      2/29/00         8/31/99
-----------------      -------         -------
       1                 4.19%           3.59%
       2                 4.55%           3.94%
       3                 4.73%           4.15%
       4                 4.85%           4.27%
       5                 4.94%           4.39%
       6                 5.00%           4.49%
       7                 5.06%           4.59%
       8                 5.11%           4.69%
       9                 5.16%           4.79%
       10                5.21%           4.89%
       11                5.27%           4.97%
       12                5.34%           5.05%
       13                5.40%           5.13%
       14                5.46%           5.20%
       15                5.53%           5.27%
       16                5.59%           5.31%
       17                5.64%           5.35%
       18                5.70%           5.39%
       19                5.75%           5.43%
       20                5.81%           5.47%
       21                5.82%           5.47%
       22                5.83%           5.48%
       23                5.84%           5.48%
       24                5.85%           5.49%
       25                5.85%           5.50%
       26                5.85%           5.50%
       27                5.86%           5.51%
       28                5.86%           5.51%
       29                5.87%           5.52%
       30                5.87%           5.52%

Source: Bloomberg Financial Markets

California High-Yield Municipal — Performance

Total Returns as of February 29, 2000

                                               ------------------------
                                 ---------       California Municipal
                ----------        Lehman            Debt Funds(2)
                California       Long-Term     ------------------------
                High-Yield       Municipal     Average        Fund's
                Municipal         Index        Return        Ranking
                ---------        -------       -------    -------------
6 Months(1) .    -1.89%            -2.03%      -1.40%          --
1 Year ......    -3.94%            -6.23%      -4.88%     45 out of 108
-----------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------
3 Years .....     4.24%             3.60%       3.05%      6 out of 92
5 Years .....     6.30%             5.85%       4.87%      2 out of 78
10 Years ....     6.84%             7.28%       6.18%      5 out of 39

The fund's inception date was 12/30/86.
(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
See pages 25-26 for more information about returns, the comparative index, and Lipper fund rankings.

Growth of $10,000 Over 10 Years

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

Value on 2/29/00
California High-Yield Municipal     $19,386
Lehman Long-Term Municipal Index    $20,191

              California High-       Lehman Long-Term
     Year      Yield Municipal       Municipal Index
    -------  --------------------    ----------------
     '90            $ 10,000             $ 10,000
     '91            $ 10,672             $ 10,929
     '92            $ 11,686             $ 12,173
     '93            $ 13,177             $ 14,158
     '94            $ 14,236             $ 15,047
     '95            $ 14,279             $ 15,192
     '96            $ 15,994             $ 17,100
     '97            $ 17,109             $ 18,156
     '98            $ 18,926             $ 20,237
     '99            $ 20,173             $ 21,533
     '00            $ 19,386             $ 20,191

$10,000 investment made 2/28/90

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California High-Yield Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over 10 Years (Periods ended February 28 or 29)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                  California High-         Lehman Long-Term
    Date           Yield Municipal          Municipal Index
    -----       --------------------       ----------------
    2/91               6.72%                      9.30%
    2/92               9.50%                     11.37%
    2/93              12.76%                     16.33%
    2/94               8.04%                      6.27%
    2/95               0.30%                      0.96%
    2/96              12.01%                     12.56%
    2/97               6.97%                      6.18%
    2/98              10.62%                     11.47%
    2/99               6.59%                      6.40%
    2/00              (3.94)%                     (6.23)%

California High-Yield Municipal — Q&A

[PHOTO OMITTED]

An interview with Steven Permut, a portfolio manager on the California High-Yield Municipal fund investment team.

How did California High-Yield Municipal perform during the six months ended February 29, 2000?

Rising interest rates and heavy tax-loss selling put pressure on the performance of high-yield municipal bonds and the fund. The fund returned -1.89%, compared with the -1.40% average total return of 110 "California Municipal Debt Funds" tracked by Lipper Inc.

The fund's longer-term results remained solid. For the three-, five-, and ten-year periods ended February 29, 2000, the fund ranked in the top 15% of its peer group.

The portfolio's below-average expenses and above-average yield helped build this track record. The fund's 30-day SEC yield as of February 29, 2000, was 5.56%, compared with the 4.74% average yield of the Lipper peer group.

Why did the fund trail its peers during the past six months?

The Lipper peer group for this fund includes many funds that emphasize investment-grade bonds. Higher-rated bonds outpaced lower-rated and unrated bonds — our main focus — during the past six months. These bonds were plagued primarily by "technical" supply and demand challenges (as opposed to "fundamental" economic or financial difficulties). The biggest problem was that they bore much of the brunt of year-end "tax-loss" selling. That's when investors sold underperforming municipal bonds to lock in losses and offset capital gains incurred elsewhere in their portfolios.

Tax-loss selling helped expand the available supply of high-yield bonds at a time when demand was very weak. This technical imbalance put pressure on high-yield bond prices.

What about the high-yield market's fundamental credit quality?

The overall credit quality of the high-yield sector continued to strengthen. Thanks to the state's strong economy, defaults by municipal issuers in California fell dramatically. The state enjoyed significant gains in job growth and personal wealth, which translated into a big jump in tax receipts. Despite all this good news, the unfavorable technical background overwhelmed the improvement in credit quality.

Perhaps the only exceptions to improving credit quality trends were health care bonds, which were beset by a variety of ills. The possible bankruptcy of a large, well-known HMO in Boston cast a pall over the entire national municipal health care sector. In addition, concerns about cutbacks in federal Medicare and Medicaid payments in response to the Balanced Budget Act of 1997 spread like a virus through the health care sector, raising questions about the industry's long-term profitability.

Fortunately, the fund was underweighted in health care bonds, which was a plus for performance. Among our few health care holdings, we emphasized hospitals and other providers who face little or no competition within their immediate geographic region. We also concentrated on those that receive limited federal payments, have a history of good financial performance, and a strong management team.

How did the fund's stake in land-secured bonds — the fund's largest sector concentration — hold up in this environment?

Even though housing supply, demand, and pricing trends were the strongest they've been in many years, housing bonds succumbed to the negative technical factors we discussed earlier.

Despite their recent difficulties, we continued to hold onto most of our land-secured bonds. We believe they are poised to perform better once technical imbalances in the bond market disappear. Housing is in short supply, with only one housing unit being built for every two new jobs created in California. Clearly, demand is quickly outstripping supply. Supply should be restricted further by the fact that many cities are reluctant to approve new housing developments because they require additional expenditures on roads, water, sewer, and other services.

How did you manage the fund's interest rate sensitivity?

As always, we made only modest adjustments to the fund's duration — a measure of its sensitivity to changes in interest rates — generally keeping it within 10% of the duration of the fund's peer group. Throughout the past six months, the fund's duration was a bit shorter than the average of its peer group.

What is your market outlook and how will it affect your strategy?

Because of our long-term value orientation, we focus primarily on the strength of the California economy, the financial health of high-yield municipal bond issuers, and the economic viability of the projects they're financing. As a result, we're pretty bullish on the high-yield market — technical factors will come and go, but the underlying economic and financial fundamentals of the bonds we're buying still appear strong.

We intend to keep California High-Yield Municipal's duration neutral, avoiding a significant bet on the direction of interest rates. Instead, we'll aim to add value through our security selection process, picking the bonds we think have the best long-term credit fundamentals and offer the most appealing yields. This is the same strategy that has been successful for us since the fund's inception.

As long as economic growth remains solid, which appears likely, we'll continue to emphasize land-secured bonds. If, however, the economy appears headed toward a sustained period of weakness, we would try to reduce our holdings in these bonds. At the same time, we'd likely increase our holdings in essential service revenue bonds — such as water and sewer bonds — which are typically affected less by the ebbs and flows of the economy.

"The overall credit quality of the high-yield sector continued to strengthen."

Yields as of February 29, 2000

------------------------------
30-Day SEC Yield
------------------------------
                        5.56%
------------------------------
30-Day Tax-Equivalent Yields
------------------------------
34.70% Tax Bracket      8.51%
37.42% Tax Bracket      8.88%
41.95% Tax Bracket      9.57%
45.22% Tax Bracket     10.15%

Portfolio at a Glance

-------------------------------------------------
                              2/29/00     8/31/99
-------------------------------------------------
Number of Securities           133        155
Weighted Average Maturity    18.0 yrs   19.3 yrs
Average Duration              8.3 yrs    7.7 yrs
Expense Ratio                 0.54%*      0.54%

* Annualized.
Investment terms are defined in the Glossary on pages 26-27.

Portfolio Composition by Credit Rating

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
                             As of       As of
                            2/29/00     8/31/99
AAA                           18%         19%
AA                             8%          3%
A                             10%         11%
BBB                            4%         10%
Unrated                       60%         57%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 25 for more information.

Top Five Sectors (as of 2/29/00)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
Land Based                                33%
COPs/Leases                                9%
Prerefunded/ETM                            9%
Tax Allocation Revenue                     9%
Housing Revenue                            8%

Top Five Sectors (as of 8/31/99)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
Land Based                                33%
Tax Allocation Revenue                    12%
Prerefunded/ETM                           11%
Housing Revenue                           10%
COPs/Leases                                9%

Investment terms are defined in the Glossary on pages 26-27.

California High-Yield Municipal — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                             Value
=======================================================================

-----------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.0%
-----------------------------------------------------------------------
 $  2,000,000   Alameda Public Financing Auth.
                  Local Agency Rev., Series
                  1996 A, (Community Facility
                  District No. 1), 7.00%, 8/1/19         $    2,067,200
    1,000,000   Association of Bay Area
                  Governments Finance Auth. for
                  Nonprofit Corporations COP,
                  (Eskaton Gold River Lodge),
                  6.375%, 11/15/15                              902,140
    3,000,000   Association of Bay Area
                  Governments Finance Auth. for
                  Nonprofit Corporations COP,
                  (Eskaton Gold River Lodge),
                  6.375%, 11/15/28                            2,596,080
    3,000,000   Association of Bay Area
                  Governments Finance Auth. for
                  Nonprofit Corporations COP,
                  (Rhoda Haas Goldman Plaza),
                  5.125%, 5/15/23 (California
                  Mortgage Insurance)                         2,580,930
    2,535,000   Bakersfield COP, (Convention
                  Center Expansion), 5.875%,
                  4/1/22 (MBIA)                               2,538,067
      700,000   Bishop, Escalon & Lemoore Cities
                  COP, Series 1991 A, 7.70%,
                  5/1/11                                        717,598
      550,000   Blythe Redevelopment No. 1 Tax
                  Allocation, 5.80%, 5/1/28                     477,477
    7,000,000   Bonita Canyon Public Facilities
                  Financing Auth. Special Tax,
                  (Community Facilities District
                  No. 98-1), 5.375%, 9/1/28                   5,581,940
    3,000,000   Brawley COP, (Water System
                  Improvement), 6.40%, 12/1/06,
                  Prerefunded at 102% of Par(1)               3,318,360
    1,540,000   Brisbane COP, (Capital
                  Improvement Refinancing),
                  6.00%, 4/1/18                               1,483,205
    1,000,000   Cabrillo Unified School District
                  GO, Series 1996 A, 5.95%,
                  8/1/17 (AMBAC)(2)                             357,930
      500,000   California Educational Facilities
                  Auth. Rev., (California Lutheran
                  University), 7.375%, 12/1/00,
                  Prerefunded at 102% of Par(1)                 522,245
    1,000,000   California Educational Facilities
                  Auth. Rev., (Mills College),
                  6.875%, 9/1/02, Prerefunded
                  at 102% of Par(1)                           1,074,760
    2,330,000   California Educational Facilities
                  Auth. Rev., (Santa Clara
                  University), 5.25%, 9/1/26                  2,112,378
    1,000,000   California Educational Facilities
                  Auth. Rev., (University of San
                  Diego), 4.98%, 10/1/15
                  (AMBAC)(2)                                    407,960
    1,000,000   California Educational Facilities
                  Auth. Rev., Series 1993 B,
                  (Pooled College & University
                  Financing), 6.125%, 6/1/09                  1,017,830
    4,000,000   California Health Facilities
                  Financing Auth. Rev., Series
                  1989 A, (Kaiser Permanente),
                  7.15%, 10/1/12 (AMBAC)(2)                   1,972,640
      205,000   California Housing Finance
                  Agency Home Mortgage Rev.,
                  Series 1990 C, 7.60%, 8/1/30                  206,550
    3,500,000   California Housing Finance
                  Agency Multi-Unit Rental
                  Housing Rev., Series 1992 C,
                  6.875%, 8/1/24                              3,606,260
      400,000   California Public Capital
                  Improvements Financing Auth.
                  Rev., Series 1988 A, (Pooled
                  Project), 8.50%, 3/1/18                       405,108
    2,000,000   California Public Works Board
                  Lease Rev., Series 1993 D,
                  (Department of Corrections),
                  5.25%, 6/1/15 (FSA)                         1,939,620
    7,000,000   California Public Works Board
                  Lease Rev., Series 1998 A,
                  (California Community
                  Colleges), 5.25%, 12/1/14                   6,765,780
    3,755,000   California Rural Home Mortgage
                  Financing Auth. Single Family
                  Mortgage Rev., Series 1999 A,
                  5.20%, 6/1/30
                  (GNMA/FNMA)                                 3,886,315
    1,535,000   California State and Local
                  Government Financing Auth.
                  Rev., (Marin Valley Mobile
                  Country-B), 7.50%, 10/1/24
                  (Acquired 3/13/97, Cost
                  $1,535,000)(3)                              1,514,508
    3,665,000   California State GO, 6.75%,
                  9/1/09(2)                                   2,223,922
    3,250,000   California Statewide Communities
                  Development Auth. COP,
                  (Sonoma County Indian Health),
                  6.40%, 9/1/29                               2,876,315
    2,850,000   California Statewide Communities
                  Development Auth. COP, (St.
                  Joseph Health System
                  Obligation Group), 5.25%,
                  7/1/11                                      2,789,067
    2,000,000   California Statewide Communities
                  Development Auth. COP,
                  (Windward School), 6.90%,
                  9/1/23                                      1,989,640
    9,330,000   California Statewide Communities
                  Development Auth. COP, Series
                  1999 A, (Windsor Terrace
                  Healthcare), 7.875%, 10/1/29
                  (Acquired 10/26/99, Cost
                  $9,330,000)(3)                              9,105,706
    1,000,000   California Statewide Communities
                  Development Auth. Rev. COP,
                  Series 1998 A, (Student
                  Residence), 5.00%, 6/1/20
                  (MBIA)                                        889,470
      115,000   Clayton Improvement Bond Act
                  1915 Special Assessment,
                  (Oakhurst Assessment District),
                  8.00%, 9/2/14                                 119,185
       30,000   Clayton Improvement Bond Act
                  1915 Special Assessment,
                  Series 1988 A, (Oakhurst
                  Assessment District), 8.40%,
                  9/2/10                                         31,197
    4,415,000   Colton Public Financing Auth. Rev.,
                  (Electric System), 7.50%,
                  10/1/03, Prerefunded at 101%
                  of Par(1)                                   4,827,714
      275,000   Contra Costa County Public
                  Financing Auth. Tax Allocation
                  Rev., Series 1992 A, 7.10%,
                  8/1/22                                        290,397
      475,000   Contra Costa County Public
                  Financing Auth. Tax Allocation
                  Rev., Series 1992 A, 7.10%,
                  8/1/02, Prerefunded at 102%
                  of Par(1)                                     501,595
      660,000   Corcoran COP, 8.75%, 6/1/16
                  (Acquired 4/28/92, Cost
                  $660,000)(3)                                  696,161
    1,750,000   Corona Community Facilities
                  District Special Tax, (Eagle Glen),
                  5.875%, 9/1/23                              1,538,215
    1,000,000   Davis Community Facility District
                  No. 1991-2 Special Tax, Series
                  1992 B, 7.80%, 9/1/02,
                  Prerefunded at 103% of Par(1)               1,104,860
    1,750,000   Del Mar Race Track Auth. Rev.,
                  6.20%, 8/15/11                              1,776,145
    4,500,000   El Dorado County Special Tax,
                  (Community Facilities District
                  No. 1992-1), 5.60%, 9/1/09                  4,278,780
      275,000   Fairfield Housing Auth. Rev.,
                  (Creekside Estates), 5.50%,
                  9/1/12                                        254,810
      300,000   Fairfield Housing Auth. Rev.,
                  (Creekside Estates), 5.55%,
                  9/1/13                                        276,915
      340,000   Fairfield Housing Auth. Rev.,
                  (Creekside Estates), 5.55%,
                  9/1/14                                        311,148
    3,400,000   Fairfield Redevelopment Agency
                  Tax Allocation, 5.00%, 8/1/04               3,284,162
    2,310,000   Fillmore Unified School District,
                  Series 1997 A, 5.60%, 7/1/22
                  (FGIC)                                      2,234,671
    2,000,000   Florin Resource Conservation
                  District COP, Series 1999 A,
                  (Elk Grove Water Works),
                  6.65%, 9/1/19                               1,954,980
    4,225,000   Florin Resource Conservation
                  District COP, Series 1999 A,
                  (Elk Grove Water Works),
                  6.75%, 3/1/29                               4,104,799
    4,000,000   Folsom Public Financing Auth.
                  Rev., Series 1997 A, 6.875%,
                  9/2/19                                      4,050,200
    2,495,000   Folsom Special Tax, (Community
                  Facilities District No. 7), 5.75%,
                  9/1/14                                      2,256,852
    1,500,000   Folsom Special Tax, (Community
                  Facilities District No. 7), 7.25%,
                  9/1/21                                      1,549,290
    2,500,000   Folsom Special Tax, (Community
                  Facilities District No. 7), 6.00%,
                  9/1/24                                      2,234,400
    4,250,000   Folsom Special Tax, (Community
                  Facilities District No. 10),
                  7.00%, 9/1/24                               4,222,885
    2,000,000   Folsom Special Tax, (Community
                  Facilities District No. 11),
                  5.65%, 9/1/18                               1,744,500
    2,500,000   Fontana Redevelopment Agency
                  Tax Allocation, Series 1994 B,
                  (Jurupa Hills), 7.70%, 1/1/05,
                  Prerefunded at 102% of Par(1)               2,846,575
    1,040,000   Foothill-De Anza Community
                  College District COP, (Campus
                  Center), 7.35%, 9/1/03,
                  Prerefunded at 100% of Par(1)               1,112,550
    2,500,000   Foster City Redevelopment
                  Agency Tax Allocation, (Metro
                  Center), 6.75%, 9/1/20                      2,570,200
    1,185,000   Gateway Improvement Auth. Rev.,
                  Series 1995 A, (Marin City
                  Community Facility), 7.75%,
                  9/1/05, Prerefunded at 102%
                  of Par(1)                                   1,374,067
    1,600,000   Glendale Electric Works Rev.,
                  5.875%, 2/1/21 (MBIA)                       1,605,024
    1,520,000   Glendale Health Facilities Rev.,
                  Series 1995 A, (Memorial
                  Hospital and Health Center),
                  5.625%, 11/15/15 (Connie
                  Lee)                                        1,516,717
    2,630,000   Glendale Unified School District,
                  Series 1999 C, 6.00%,
                  9/1/22 (FSA)                                2,657,536
    1,250,000   High Desert Memorial Health
                  Care District Rev., 5.50%,
                  10/1/15                                     1,067,362
    2,000,000   Industry Urban Redevelopment
                  Agency Tax Allocation,
                  (Project 3), 6.90%, 11/1/16                 2,095,460
    1,700,000   Inglewood Unified School District,
                  Series 1999 A, 5.60%,
                  10/1/24 (FGIC)                              1,637,780
    4,250,000   Lake Elsinore School Financing
                  Auth. Rev., (Horsethief Canyon),
                  5.625%, 9/1/16                              3,681,435
    1,000,000   Lake Elsinore Unified School
                  District Community Facilities
                  Special Tax, (No. 88-1), 8.25%,
                  9/1/01, Prerefunded at 102%
                  of Par(1)                                   1,076,150
    1,000,000   Long Beach Industrial
                  Development Rev., Series
                  1998 A, (CSU Foundation),
                  5.25%, 2/1/13                                 893,790
    2,000,000   Los Angeles Community
                  Facilities District Special Tax,
                  (Cascades Business Park),
                  6.40%, 9/1/22                               1,903,380
       60,000   Los Angeles County Single
                  Family Mortgage Rev., (GNMA
                  Mortgage, Issue B), 9.00%,
                  12/1/20 (GNMA)                                 58,991
    1,000,000   Los Angeles County
                  Transportation Commission
                  Sales Tax Rev., Series 1991 B,
                  6.50%, 7/1/13                               1,040,280
    5,000,000   Los Angeles Harbor Development
                  Rev., Series 1996 B, 5.50%,
                  8/1/08                                      5,133,600
       10,000   Los Angeles Home Mortgage
                  Rev., 9.00%, 6/15/18                           10,094
    2,150,000   Los Angeles State Building Auth.
                  Lease Rev., Series 1993 A,
                  (State Department of General
                  Services), 5.625%, 5/1/11                   2,217,316
      750,000   Los Angeles Unified School
                  District COP, Series 1996 A,
                  5.50%, 10/1/16 (FSA)                          739,140
    4,950,000   Metropolitan Water District of
                  Southern California Waterworks
                  Rev., Series 1997 A, 5.00%,
                  7/1/26                                      4,272,147
    4,145,000   Milpitas Improvement Bond Act
                  1915 Special Assessment,
                  (Local Improvement District 18),
                  5.65%, 9/2/14                               3,776,965
    3,000,000   Milpitas Improvement Bond Act
                  1915 Special Assessment,
                  Series 1996 A, (Local
                  Improvement District 18),
                  6.75%, 9/2/16                               3,017,730
    2,000,000   Novato Community Facility
                  District No. 1 Special Tax,
                  (Vintage Oaks), 7.20%, 8/1/15               2,082,300
    4,930,000   Oceanside Mobile Home Park
                  Financing Auth. Rev., (Laguna
                  Vista Mobile Estates), 5.80%,
                  3/1/28                                      4,361,029
    1,000,000   Orange County Community
                  Facilities District Special Tax,
                  Series 1993 A, (No. 87-5E),
                  7.30%, 8/15/02, Prerefunded
                  at 102% of Par(1)                           1,081,540
    1,000,000   Orange County Community
                  Facilities District Special Tax,
                  Series 1999 A, (No. 99-1
                  Ladera Ranch), 6.50%,
                  8/15/21                                       979,040
    1,000,000   Orange County Community
                  Facilities District Special Tax,
                  Series 1999 A, (No. 99-1
                  Ladera Ranch), 6.70%,
                  8/15/29                                       990,190
    2,880,000   Palomar Pomerado Health Care
                  District COP, (Indian Health
                  Council Inc.), 6.25%, 10/1/29               2,452,608
    1,000,000   Pioneer Union Elementary School
                  District GO, 7.50%, 8/1/14                  1,025,900
    5,000,000   Pomona Improvement Bond Act
                  1915, (Rio Rancho Assessment
                  District), 7.50%, 9/2/21                    5,160,900
      475,000   Pomona Public Financing Auth.
                  Rev., Series 1994 L,
                  (Southwest Pomona
                  Redevelopment), 5.70%,
                  2/1/04, Prerefunded at 102%
                  of Par(1)                                     500,868
    1,025,000   Pomona Public Financing Auth.
                  Rev., Series 1994 L,
                  (Southwest Pomona
                  Redevelopment), 5.70%,
                  2/1/13                                      1,023,555
    1,955,000   Poway Community Facilities
                  District Special Tax, (No. 88-1,
                  Parkway Business Center),
                  6.75%, 8/15/15                              1,979,046
    2,000,000   Poway Redevelopment Agency
                  Tax Allocation, (Paguay
                  Redevelopment), 4.75%,
                  12/15/03                                    1,940,780
    2,250,000   Rancho Mirage Joint Powers
                  Financing Auth. COP,
                  (Eisenhower Memorial
                  Hospital), 7.00%, 3/1/02,
                  Prerefunded at 102% of Par(1)               2,401,245
    1,815,000   Redondo Beach Public Financing
                  Auth. Rev., (South Bay Center
                  Redevelopment), 7.125%,
                  7/1/26                                      1,877,254
    1,000,000   Richmond Joint Powers Financing
                  Auth. Rev., Series 1995 A,
                  5.25%, 5/15/13                                962,570
    2,350,000   Roseville Special Tax, (Central
                  Community District No. 1),
                  4.85%, 9/1/03                               2,272,215
    2,720,000   Roseville Special Tax, (Central
                  Community District No. 1),
                  5.20%, 9/1/06                               2,582,450
      500,000   Roseville Special Tax, (Community
                  Facilities District No. 2), 8.25%,
                  9/1/00, Prerefunded at 102%
                  of Par(1)                                     520,410
    6,000,000   Sacramento City Financing Auth.
                  Rev., Series 1999 A,
                  (Convention Center Hotel),
                  6.25%, 1/1/30                               5,410,080
    2,230,000   Sacramento County Improvement
                  Bond Act 1915 Special
                  Assessment, (Sunrise/Cordova
                  Reassessment), 5.20%,
                  9/2/08                                      2,111,743
    2,200,000   Sacramento County Improvement
                  Bond Act 1915 Special
                  Assessment, (Sunrise/Cordova
                  Reassessment), 5.30%,
                  9/2/09                                      2,083,378
      635,000   Sacramento County Special Tax,
                  (Community Facilities District
                  No. 1), 5.60%, 9/1/07                         613,918
      645,000   Sacramento County Special Tax,
                  (Community Facilities District
                  No. 1), 5.70%, 9/1/08                         623,392
    2,250,000   Sacramento County Special Tax,
                  (Community Facilities District
                  No. 1), 5.70%, 12/1/20                      1,909,688
    1,500,000   Sacramento County Special Tax,
                  (Community Facilities District
                  No. 1), 6.30%, 9/1/21                       1,415,715
    3,970,000   Sacramento Municipal Utility
                  District Electric Rev., Series
                  1997 K, 5.25%, 7/1/24
                  (AMBAC)                                     3,645,691
    1,915,000   Salinas Improvement Bond Act
                  1915 Special Assessment,
                  Series A-179, (Harden Ranch
                  Assessment District 94-1),
                  6.875%, 9/2/11                              1,986,564
      750,000   Salinas Improvement Bond Act
                  1915 Special Assessment,
                  Series C-185, (District No.
                  90-1), 5.45%, 9/2/13                          676,718
    1,000,000   Salinas Improvement Bond Act
                  1915 Special Assessment,
                  Series C-185, (District No.
                  90-1), 5.50%, 9/2/14                          895,290
    1,000,000   San Diego Community Facilities
                  District No. 1 Special Tax, Series
                  1995 B, 7.10%, 9/1/05,
                  Prerefunded at 102% of Par(1)               1,129,210
    3,990,000   San Diego County Improvement
                  Bond Act 1915 GO, 6.25%,
                  9/2/12                                      3,997,062
    1,250,000   San Francisco City and County
                  Redevelopment Agency Lease
                  Rev., (George R. Moscone),
                  7.05%, 7/1/13(2)                              575,150
    1,780,000   San Jose Financing Auth. Rev.,
                  Series 1993 C, (Convention
                  Center), 6.30%, 9/1/09                      1,856,593
    5,000,000   San Jose Multifamily Housing Rev.,
                  Series 1999 A, (Helzer Courts
                  Apartments), 6.40%, 12/1/41
                  (LOC: Union Bank of California)             4,425,400
    5,000,000   San Marcos Public Facilities Auth.
                  Rev., Series 1993 A, (Civic
                  Center), 6.20%, 8/1/22                      4,742,150
    5,000,000   San Marcos Public Facilities Auth.
                  Rev., Series 1999 A, (Area
                  No. 3), 6.00%, 8/1/31                       4,392,100
    1,575,000   San Marcos Redevelopment
                  Agency Tax Allocation Rev.,
                  (Area No. 1), 6.00%, 8/1/29                 1,391,119
    2,365,000   San Marcos Redevelopment
                  Agency Tax Allocation, Series
                  1998 A, (Affordable Housing),
                  5.65%, 10/1/28                              2,101,350
    5,000,000   Santa Ana Financing Auth. Rev.,
                  Series 1998 A, (South Harbor
                  Boulevard), 5.00%, 9/1/19
                  (MBIA)                                      4,479,950
    4,284,000   Santa Clara County Multifamily
                  Housing Auth. Rev., Series
                  1999 A, (The Willows
                  Apartments), 6.40%, 6/1/30                  3,927,014
    1,505,000   Santa Clara Electric Rev., Series
                  1998 A, 5.00%, 7/1/27
                  (AMBAC)                                     1,295,414
    2,500,000   Solano County COP, (Capital
                  Improvement Program), 5.00%,
                  11/15/19 (AMBAC)                            2,238,300
    1,615,000   South San Francisco
                  Redevelopment Agency Tax
                  Allocation, 7.60%, 9/1/02,
                  Prerefunded at 102% of Par(1)               1,762,643
      315,000   Southern California Housing
                  Finance Auth. Single Family
                  Mortgage Rev., Series 1991 A,
                  (GNMA & FNMA Mortgage-
                  Backed Securities), 7.35%,
                  9/1/24 (GNMA/FNMA)                            323,149
      500,000   Southern California Public Power
                  Auth. Rev., (Pooled Project),
                  6.75%, 7/1/10 (FSA)                           568,415
    2,400,000   Southern California Public Power
                  Auth. Rev., (Transmission),
                  6.35%, 7/1/14 (MBIA)(2)                     1,063,872
    1,250,000   Southern California Public Power
                  Auth. Rev., (Transmission),
                  6.35%, 7/1/15 (MBIA)(2)                       516,562
    7,000,000   Stockton Community Facilities
                  District Special Tax Rev., Series
                  1998 A, (Mello Roos-Weston
                  Ranch), 5.80%, 9/1/14                       6,432,720
    2,935,000   Stockton Community Facilities
                  District Special Tax Rev., Series
                  1998 A, (Mello Roos-Weston
                  Ranch), 6.00%, 9/1/24                       2,623,186
    1,770,000   Tehama Community COP, (Social
                  Services Building), 7.00%,
                  10/1/05, Prerefunded at
                  102% of Par(1)                              1,992,932
    1,610,000   Torrance Hospital Rev., (Little
                  County of Mary Hospital),
                  6.875%, 7/1/02, Prerefunded
                  at 102% of Par(1)                           1,718,240
    2,175,000   Tracy Operating Partnership Joint
                  Powers Auth. Rev., (Jr. Lien
                  Assessment District 87-3),
                  6.375%, 9/2/11                              2,220,827
    5,000,000   Vallejo Hiddenbrooke
                  Improvement District No. 1
                  Rev., 6.50%, 9/1/31                         4,669,950
    1,645,000   Vallejo Multifamily Housing Rev.,
                  Series 1998 B, (Solano
                  Affordable Housing), 8.25%,
                  4/1/39 (Acquired 10/21/98,
                  Cost $1,598,134)(3)                         1,483,116
    2,000,000   West Contra Costa Unified School
                  District COP, 7.125%, 1/1/24                2,046,900
    3,235,000   West Sacramento Special Tax,
                  (Community Facilities District
                  No. 10), 6.75%, 9/1/26                      3,153,284
                                                           ------------
TOTAL MUNICIPAL SECURITIES                                  280,567,836
                                                           ------------
   (Cost $289,270,867)

-----------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.0%
-----------------------------------------------------------------------

 $  1,800,000   California Health Facilities
                  Finance Auth. Rev. Floating
                  Rate Trust Receipts, Series
                  1998-17, 2.45%, 3/1/00
                  (MBIA) (SBBPA: Bank of New
                  York) (Acquired 2/7/00, Cost
                  $1,800,000)(3)(4)                      $    1,800,000
   10,000,000   Los Angeles Unified School
                  District Floating Rate Trust
                  Receipts, 2.45%, 3/1/00
                  (SBBPA: Bank of New York)
                  (Acquired 2/18/00-2/24/00,
                  Cost $10,000,000)(3)(4)                    10,000,000
                                                           ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                        11,800,000
                                                           ------------
   (Cost $11,800,000)
TOTAL INVESTMENT SECURITIES -- 100.0%                      $292,367,836
                                                           ============
   (Cost $301,070,867)

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement

(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2000, was $24,599,491 which represented 8.4% of net assets. None of these securities is considered to be illiquid.
(4) Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

California Insured Tax-Free — Performance

Total Returns as of February 29, 2000

                                               ------------------------
                                 ---------       California Municipal
                ----------        Lehman            Debt Funds(2)
                California       Long-Term     ------------------------
                 Insured         Municipal     Average        Fund's
                Tax-Free          Index        Return        Ranking
                ---------        -------       -------    -------------
6 Months(1) .    -0.09%           -2.03%        -0.70%         --
1 Year ......    -3.93%           -6.23%        -4.23%    7 out of 23

-----------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------
3 Years .....     3.68%            3.60%         3.21%    3 out of 22
5 Years .....     5.43%            5.85%         4.96%    3 out of 20
10 Years ....     6.65%            7.28%         6.60%    3 out of 7

The fund's inception date was 12/30/86.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 25-26 for more information about returns, the comparative index, and Lipper fund rankings.

Growth of $10,000 Over 10 Years

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

Value on 2/29/00
California Insured Tax-Free         $19,046
Lehman Long-Term Municipal Index    $20,191

                 California          Lehman Long-Term
     Year     Insured Tax-Free       Municipal Index
    -------  --------------------    ----------------
     '90         $10,000                 $10,000
     '91         $10,841                 $10,929
     '92         $11,861                 $12,173
     '93         $13,780                 $14,158
     '94         $14,464                 $15,047
     '95         $14,614                 $15,192
     '96         $16,305                 $17,100
     '97         $17,084                 $18,156
     '98         $18,687                 $20,237
     '99         $19,819                 $21,533
     '00         $19,046                 $20,191

$10,000 investment made 2/28/90

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California Insured Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over 10 Years (Periods ended February 28 or 29)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                     California            Lehman Long-Term
    Date          Insured Tax-Free          Municipal Index
    -----       --------------------       ----------------
    2/91              8.41%                      9.30%
    2/92              9.41%                     11.37%
    2/93             16.18%                     16.33%
    2/94              4.96%                      6.27%
    2/95              1.04%                      0.96%
    2/96             11.57%                     12.56%
    2/97              4.78%                      6.18%
    2/98              9.38%                     11.47%
    2/99              6.06%                      6.40%
    2/00             (3.93)%                     (6.23)%

California Insured Tax-Free — Q&A

[PHOTO OMITTED]

An interview with Dave MacEwen, a portfolio manager on the California Insured Tax-Free fund investment team.

How did California Insured Tax-Free perform during the six months ended February 29, 2000?

The fund outperformed its peers in a difficult period for municipal bond funds. California Insured Tax-Free returned -0.09%, beating the -0.70% average return of 23 "California Insured Municipal Debt Funds" tracked by Lipper Inc.

California Insured Tax-Free's longer-term returns also compared favorably. For the one-, three-, and five-year periods ended February 29, 2000, the fund ranked in the top third of its peer group (see page 12 for more performance comparisons). The fund's below-average expenses and above-average yield helped build this track record.

How low were California Insured Tax-Free's expenses and how high was its yield?

On February 29, 2000, the fund had an annualized expense ratio of 0.51%. That's less than half the 1.21% average expense ratio for the Lipper category. Helped by these low expenses, California Insured Tax-Free produced more state and federal tax-free income than the peer group average. As of February 29, the portfolio had a 30-day SEC yield of 5.00%, while the average California insured fund yielded 4.47%, according to Lipper. The fund's yield translated to a 9.13% tax-equivalent yield for California investors in the highest combined state and federal tax bracket.

Were there any other factors besides yield and expenses that helped the fund beat its peers during the past six months?

The portfolio's duration — a measure of its sensitivity to changes in interest rates — was slightly longer than the average duration of its peers. (The longer a fund's duration, the more the share price will rise and fall in response to interest rate changes.)

Shareholders may recall from the annual report six months ago that the fund had a large stake in discount bonds. These "discounts" trade below face value (par) because their interest coupons are below prevailing market rates. Since they're less likely to be refinanced, discounts tend to have a longer duration than par or premium bonds.

California Insured Tax-Free's longer duration and focus on discount bonds hurt performance in the final months of 1999 (when interest rates were rising and prices were falling). But they've boosted performance so far in 2000 as long-term municipal bonds have rallied.

Did any other strategic moves you made affect fund performance?

As the prices of discount bonds rebounded, we sold some to lock in their relatively strong performance. In addition, we continued to "barbell" the portfolio, balancing our remaining long-duration discount bonds with short-term investments. This helped prevent the fund's duration from extending further.

Certificates of participation securities (COPs) made up 25% of the fund's portfolio as of February 29. What made them attractive?

COPs aren't as easily understood as other types of municipal bonds, so their prices are more attractive and their yields are higher relative to other bonds. COPs are an alternative to general obligation financing — they don't require voter approval. They are used to finance many public facilities, such as city halls, convention centers, schools, prisons, and police stations. Moscone Center in San Francisco and the Los Angeles Convention Center were financed with COPs. With input from our credit research team, we focus on COPs issued by strong municipalities to finance essential facilities. For example, the fund owned a Foothill-De Anza Community College District COP used to finance much-needed educational facilities. This community college district benefits from the financial strength of one of California's wealthiest counties.

Many bond investors earned gains during this period, particularly if they invested in Treasury bonds. Why didn't municipal bonds keep pace with Treasurys?

Comparing Treasury and municipal bonds is like comparing computer-related stocks to pharmaceutical stocks — they're related, in a way, but the performance of one isn't necessarily going to mirror the other. Even among municipal securities there were large performance discrepancies, with shorter-term bonds and those with higher credit ratings clearly outperforming longer-term securities or those with less underlying financial strength.

While rising interest rates and a booming stock market caused demand for municipal bonds to decline, investors rushed to buy long-term Treasurys in advance of government plans to trim sales of new 30-year bonds. In addition, the Treasury bought back more than $1 billion of long-term bonds. This combination of strong demand and reduced supply kept Treasury yields lower than they might normally have been in a rising rate environment. While the supply of municipals also dwindled in 2000, the reduction wasn't as dramatic, and demand for municipals didn't rival the frenzy for Treasurys.

What's your outlook?

Over the long-term, we're optimistic. Rising interest rates have helped keep a lid on inflationary pressures, even in the wake of much better-than-expected economic growth. In an environment characterized by non-inflationary, moderate economic growth, municipal bonds could perform well. Over the short-term, however, market conditions may be choppy in anticipation of possible Federal Reserve rate hikes down the road.

Technical market factors also are a reason for optimism — firm demand is butting up against a shrinking supply of municipal bonds. Municipals currently offer attractive values relative to Treasurys. To the extent that investors embrace that value and boost demand, municipals are poised to benefit.

With that backdrop in mind, how will you position the fund?

We'll continue to work closely with our credit research team to look for attractively valued, financially strong securities, particularly in the COP sector. As for our duration, we may shorten it a bit if we feel that interest rates are poised to move substantially higher. Absent that scenario, however, we're likely to maintain our current duration position.

"The fund's yield translated to a 9.13% tax-equivalent yield for California investors in the highest combined state and federal tax bracket."

Yields as of February 29, 2000

------------------------------
30-Day SEC Yield
------------------------------
                        5.00%
------------------------------
30-Day Tax-Equivalent Yields
------------------------------
34.70% Tax Bracket      7.66%
37.42% Tax Bracket      7.99%
41.95% Tax Bracket      8.61%
45.22% Tax Bracket      9.13%

Portfolio at a Glance

-------------------------------------------------
                              2/29/00     8/31/99
-------------------------------------------------
Number of Securities            67         72
Weighted Average Maturity     16.8 yrs   18.1 yrs
Average Duration              8.5 yrs    8.9 yrs
Expense Ratio                 0.51%*      0.51%

* Annualized.
Investment terms are defined in the Glossary on pages 26-27

Portfolio Composition by Credit Rating

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
                             As of       As of
                            2/29/00     8/31/99
AAA                          100%        100%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 25 for more information.

Top Five Sectors (as of 2/29/00)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                               25%
Water and Sewer Revenue                   10%
Tax Allocation Revenue                    10%
Electric Revenue                           9%
Transportation Revenue                     9%

Top Five Sectors (as of 8/31/99)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                               25%
Electric Revenue                          13%
Transportation Revenue                    11%
Water and Sewer Revenue                   10%
Tax Allocation Revenue                    10%

Investment terms are defined in the Glossary on pages 26-27.

California Insured Tax-Free — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                             Value
=======================================================================

-----------------------------------------------------------------------
MUNICIPAL SECURITIES -- 94.3%
-----------------------------------------------------------------------
 $  1,000,000   Banning COP, (Wastewater
                  System, Refunding &
                  Improvement), 8.00%, 1/1/19
                  (AMBAC)                                $    1,219,250
    1,500,000   Big Bear Lake Water Rev., 6.00%,
                  4/1/22 (MBIA)                               1,543,620
    1,000,000   Brea Olinda Unified School
                  District, Series 1999 A, 5.60%,
                  8/1/20 (FGIC)                                 971,420
      900,000   Brea Redevelopment Agency Tax
                  Allocation, (Project AB), 6.125%,
                  8/1/13 (MBIA)                                 932,625
    1,250,000   California Health Facilities
                  Financing Auth. Rev., Series
                  1991 A, (Adventist Health),
                  7.00%, 3/1/13 (MBIA)                        1,299,075
    4,745,000   California Housing Finance
                  Agency Single Family Mortgage
                  Rev., Series 1998 C-4, 5.65%,
                  8/1/16 (FHA/VA)                             4,678,902
    1,470,000   California Public Capital
                  Improvements Financing Auth.
                  Rev., Series 1988 B, (Pooled
                  Project), 8.10%, 3/1/18 (BIGI)              1,489,066
    4,000,000   California Public Works Board
                  Lease Rev., Series 1993 A,
                  (Department of Corrections),
                  5.00%, 12/1/19 (AMBAC)                      3,550,880
    6,000,000   California Public Works Board
                  Lease Rev., Series 1993 D,
                  (Department of Corrections),
                  5.25%, 6/1/15 (FSA)                         5,818,860
    3,500,000   California State GO, 4.25%,
                  10/1/26 (MBIA)                              2,643,830
    2,565,000   California State GO, 4.50%,
                  12/1/21 (FGIC)                              2,070,058
    6,035,000   California State GO, 4.50%,
                  12/1/24 (FGIC)                              4,799,454
    4,135,000   California State Universities and
                  Colleges Rev., 5.75%, 11/1/15
                  (FGIC)                                      4,189,583
    3,925,000   California Statewide Communities
                  Development Auth. Rev. COP,
                  (Gemological Institute), 6.75%,
                  5/1/10 (Connie Lee)                         4,448,674
    7,000,000   California Statewide Communities
                  Development Auth. Rev., Series
                  1998 A, (Sherman Oaks),
                  5.00%, 8/1/22 (AMBAC,
                  California Mortgage Insurance)              6,131,230
    1,520,000   Castaic Lake Water Agency COP,
                  Series 1994 A, (Water System
                  Improvement), 7.00%, 8/1/12
                  (MBIA)                                      1,743,151
    1,200,000   Contra Costa Water District Rev.,
                  Series 1992 E, 6.25%,
                  10/1/12 (AMBAC)                             1,320,516
    1,000,000   East Valley Water District COP,
                  (Treatment Plant), 6.60%,
                  12/1/14 (AMBAC)                             1,058,470
    2,000,000   Escondido Joint Powers
                  Financing Auth. Rev., 6.125%,
                  9/1/11 (AMBAC)                              2,082,500
    2,620,000   Escondido Unified School District
                  COP, 4.75%, 7/1/19 (MBIA)                   2,243,951
    1,695,000   Escondido Unified School District
                  COP, 4.75%, 7/1/23 (MBIA)                   1,425,936
    2,000,000   Fontana Unified School District
                  GO, Series 1997 D, 5.85%,
                  5/1/22 (FGIC)(1)                            1,884,480
    3,100,000   Foothill-De Anza Community
                  College District COP, 6.25%,
                  9/1/13 (Connie Lee)                         3,217,335
    1,975,000   Fresno Sewer Rev., Series
                  1993 A-1, 6.25%, 9/1/14
                  (AMBAC)                                     2,157,984
    1,240,000   Fresno Sewer Rev., Series
                  1993 A-1, 4.75%, 9/1/21
                  (AMBAC)                                     1,050,801
    5,000,000   Glendale Hospital Rev., Series
                  1991 A, (Adventist Health),
                  6.75%, 3/1/13 (MBIA)                        5,184,150
    4,830,000   Glendale Unified School District
                  COP, Series 1994 A, 6.50%,
                  3/1/12 (AMBAC)                              5,128,542
    1,340,000   Kern High School District GO,
                  Series 1992 C, 6.25%,
                  8/1/13 (MBIA)(2)                            1,451,019
    3,630,000   Kern High School District GO,
                  Series 1993 D, 7.00%, 8/1/17
                  (MBIA)(2)                                   3,950,747
    1,500,000   Lakewood Redevelopment
                  Agency Tax Allocation, Series
                  1992 A, (Project No. 1), 6.50%,
                  9/1/17 (FSA)                                1,583,055
      400,000   Los Angeles Community
                  Redevelopment Agency
                  Housing Rev., Series 1994 C,
                  7.00%, 1/1/14 (AMBAC)                         418,648
    3,500,000   Los Angeles Community
                  Redevelopment Agency Tax
                  Allocation, Series 1993 H,
                  (Bunker Hill), 6.50%, 12/1/14
                  (FSA)                                       3,732,435
    4,000,000   Los Angeles Community
                  Redevelopment Agency Tax
                  Allocation, Series 1993 H,
                  (Bunker Hill), 6.50%, 12/1/15
                  (FSA)                                       4,258,560
    1,000,000   Los Angeles County
                  Transportation Commission
                  Sales Tax Rev., Series 1991 B,
                  6.50%, 7/1/13 (AMBAC)                       1,040,940
    3,000,000   Metropolitan Water District of
                  Southern California Waterworks
                  Rev., Series 1996 B,  4.75%,
                  7/1/21 (MBIA)                               2,527,920
    1,915,000   Mid-Peninsula Regional Open
                  Space District Financing Auth.
                  Rev., 5.90%, 9/1/14 (AMBAC)                 1,960,922
 $  5,000,000   Modesto, Stockton, Redding
                  Public Power Agency Rev.,
                  Series 1989 D, (San Juan),
                  6.75%, 7/1/20 (MBIA)(2)                $    5,549,050
    2,810,000   Oakland Redevelopment Agency
                  Tax Allocation, (Central District),
                  5.50%, 2/1/14 (AMBAC)                       2,844,001
    2,700,000   Orange County Financing Auth.
                  Tax Allocation, Series 1992 A,
                  6.25%, 9/1/14 (MBIA)                        2,808,567
    1,950,000   Ramona Municipal Water District
                  COP, 7.20%, 10/1/10
                  (AMBAC)                                     2,022,735
    1,100,000   Redlands Unified School District
                  COP, 6.00%, 9/1/12 (FSA)                    1,121,329
   17,500,000   Sacramento Municipal Utility
                  District Electric Rev., Series
                  1997 K, 5.25%, 7/1/24
                  (AMBAC)                                    16,070,424
      295,000   Sacramento Redevelopment
                  Agency Tax Allocation, Series
                  1990 A, 6.50%, 11/1/13
                  (MBIA)                                        304,555
    1,345,000   San Diego Community College
                  District Lease Rev., 6.125%,
                  12/1/06, Prerefunded at
                  102% of Par (MBIA)(2)                       1,469,870
    7,000,000   San Diego County COP, 5.625%,
                  9/1/12 (AMBAC)                              7,110,040
    3,250,000   San Francisco Bay Area Rapid
                  Transportation District Sales Tax
                  Rev., 6.75%, 7/1/00,
                  Prerefunded at 102% of Par
                  (AMBAC)(2)                                  3,345,745
    8,330,000   San Francisco City and County
                  Airport Commission
                  International Airport Rev.,
                  Issue 2,  6.75%, 5/1/20
                  (MBIA)                                      8,904,603
    1,670,000   San Francisco City and County
                  Airport Commission
                  International Airport Rev.,
                  Issue 2, 6.75%, 5/1/03,
                  Prerefunded at 102% of Par
                  (MBIA)(2)                                   1,808,176
    2,000,000   San Francisco City and County
                  Airport Commission
                  International Airport Rev.,
                  Issue 15B, 4.50%, 5/1/25
                  (MBIA)                                      1,587,600
    3,500,000   San Francisco City and County
                  Airport Commission
                  International Airport Rev.,
                  Issue 20, 4.50%, 5/1/26
                  (MBIA)                                      2,766,435
    6,000,000   San Francisco City and County
                  Airport Commission
                  International Airport Rev.,
                  Issue 21, 4.50%, 5/1/23
                  (MBIA)                                      4,801,020
    3,535,000   San Mateo County Joint Powers
                  Auth. Lease Rev., (Capital
                  Projects Program), 6.50%,
                  7/1/15 (MBIA)                               3,907,448
    3,500,000   San Mateo County Joint Powers
                  Auth. Lease Rev., (Capital
                  Projects Program), 5.00%,
                  7/1/21 (MBIA)                               3,079,685
    1,000,000   San Mateo County Transportation
                  District Sales Tax Rev., Series
                  1993 A, 5.25%, 6/1/18
                  (MBIA)                                        940,080
    3,500,000   Santa Ana Financing Auth. Rev.,
                  Series 1999 B, (South Harbor
                  Boulevard), 5.125%, 9/1/19
                  (MBIA)                                      3,197,600
    2,000,000   Santa Margarita-Dana Point Auth.
                  Rev., Series 1994 B,
                  (Improvement Districts 3, 3A,
                  4, 4A), 7.25%, 8/1/14 (MBIA)                2,376,220
    1,150,000   Simi Valley Unified School District
                  COP, (Refunding & Capital
                  Improvement Projects), 5.25%,
                  8/1/17 (AMBAC)                              1,091,430
    1,800,000   Simi Valley Unified School District
                  COP, (Refunding & Capital
                  Improvement Projects), 5.25%,
                  8/1/22 (AMBAC)                              1,662,804
    2,500,000   South Coast Air Quality
                  Management District Building
                  GO, (Installment Sale
                  Headquarters), 6.00%, 8/1/11
                  (AMBAC)                                     2,673,850
    2,500,000   Ukiah Electric Rev., 6.25%,
                  6/1/18 (MBIA)                               2,661,825
    1,445,000   Walnut Valley Unified School
                  District GO, Series 1992 B,
                  6.00%, 8/1/10 (AMBAC)(2)                    1,543,636
    4,525,000   Woodland COP, (Wastewater
                  System Reference), 5.75%,
                  3/1/12 (AMBAC)                              4,690,298
                                                         --------------
TOTAL MUNICIPAL SECURITIES                                  185,547,615
                                                         --------------
   (Cost $187,920,626)

-----------------------------------------------------------------------
MUNICIPAL DERIVATIVES(3) -- 2.9%
-----------------------------------------------------------------------
    2,000,000   East Bay Municipal Utility District
                  Wastewater Treatment System
                  Rev., Yield Curve Notes, Inverse
                  Floater, 6.62%, 6/1/13
                  (AMBAC)                                     1,967,500
    1,000,000   San Diego County Water Auth.
                  Rev. COP, (Registration Rites),
                  Yield Curve Notes, Inverse
                  Floater, 7.59%, 4/22/09 (FGIC)              1,065,000
    2,750,000   Southern California Public Power
                  Auth. Rev., Yield Curve Notes,
                  Inverse Floater, 6.02%, 7/1/17
                  (FGIC)(2)                                   2,643,438
                                                         --------------
TOTAL MUNICIPAL DERIVATIVES                                   5,675,938
                                                         --------------
   (Cost $5,828,434)

-----------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.8%
-----------------------------------------------------------------------
    1,550,000   California Health Facilities
                  Financing Auth. Rev., Series
                  1996 B, VRDN, 3.20%,
                  3/1/00 (AMBAC) (SBBPA:
                  ABN Amro Bank N.V.)                         1,550,000
    4,000,000   Covina Redevelopment Agency
                  Multifamily Housing Rev.,
                  (Shadowhills Apartments),
                  VRDN, 2.50%, 3/2/00 (FNMA
                  Collateral Agreement)                       4,000,000
                                                         --------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                         5,550,000
                                                         --------------
   (Cost $5,550,000)
TOTAL INVESTMENT SECURITIES -- 100.0%                    $  196,773,553
                                                         ==============
   (Cost $199,299,060)

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
BIGI = Bond Investor's Guaranty Inc.
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHA = Federal Housing Authority
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GO = General Obligation
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VA = Veteran's Administration
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

(1) Step-coupon security. Yield to maturity at purchase is indicated. These securities become interest bearing at a predetermined rate and future date and are purchased at a substantial discount from their value at maturity.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change.

Statements of Assets and Liabilities

This statement breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                                                     -------------      -------------
                                                                      HIGH-YIELD           INSURED
FEBRUARY 29, 2000 (UNAUDITED)                                         MUNICIPAL            TAX-FREE

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------

Investment securities, at value (identified cost of $301,070,867
  and $199,299,060, respectively) (Note 3) .......................   $ 292,367,836      $ 196,773,553
Receivable for investments sold ..................................       4,392,856             --
Interest receivable ..............................................       6,323,844          3,151,003
                                                                     -------------      -------------
                                                                       303,084,536        199,924,556
                                                                     -------------      -------------

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------

Disbursements in excess of demand deposit cash ...................       9,321,588          5,007,761
Accrued management fees (Note 2) .................................         124,207             77,784
Dividends payable ................................................         186,737            111,182
Payable for trustees' fees and expenses ..........................             473                314
Accrued expenses and other liabilities ...........................              18                 39
                                                                     -------------      -------------
                                                                         9,633,023          5,197,080
                                                                     -------------      -------------
Net Assets                                                           $ 293,451,513      $ 194,727,476
                                                                     =============      =============

-----------------------------------------------------------------------------------------------------
CAPITAL SHARES
-----------------------------------------------------------------------------------------------------

Outstanding (unlimited number of shares authorized) ..............      32,866,910         20,252,426
                                                                     =============      =============
Net Asset Value Per Share ........................................   $        8.93      $        9.62
                                                                     =============      =============

-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------

Capital paid in ..................................................   $ 311,798,597      $ 198,997,523
Accumulated net realized loss on investment transactions .........      (9,644,053)        (1,744,540)
Net unrealized depreciation on investments (Note 3) ..............      (8,703,031)        (2,525,507)
                                                                     -------------      -------------
                                                                     $ 293,451,513      $ 194,727,476
                                                                     =============      =============

Statements of Operations

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

                                                                     -------------      -------------
                                                                      HIGH-YIELD           INSURED
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)                MUNICIPAL            TAX-FREE

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------

Income:
Interest .........................................................   $  9,683,871        $  5,745,222
                                                                     ------------        ------------
Expenses (Note 2):
Management fees ..................................................        846,474             510,771
Trustees' fees and expenses ......................................          4,636               2,960
                                                                     ------------        ------------
                                                                          851,110             513,731
                                                                     ------------        ------------
Net investment income ............................................      8,832,761           5,231,491
                                                                     ------------        ------------

-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3)
-----------------------------------------------------------------------------------------------------

Net realized loss on investments .................................     (6,327,656)         (1,354,900)
Change in net unrealized appreciation on investments .............     (8,841,143)         (4,455,660)
                                                                     ------------        ------------
Net realized and unrealized loss on investments ..................    (15,168,799)         (5,810,560)
                                                                     ------------        ------------
Net Decrease in Net Assets Resulting from Operations .............   $ (6,336,038)       $   (579,069)
                                                                     ============        ============

Statements of Changes in Net Assets

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED) AND YEAR ENDED AUGUST 31, 1999

                                                --------------------------------      --------------------------------
                                                          HIGH-YIELD MUNICIPAL                  INSURED TAX-FREE
                                                --------------------------------      --------------------------------
Increase (Decrease) in Net Assets                    2000               1999               2000               1999

----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------

Net investment income .......................   $   8,832,761      $  16,883,593      $   5,231,491      $  10,600,219
Net realized gain (loss) on investments .....      (6,327,656)        (1,869,375)        (1,354,900)            98,190
Change in net unrealized appreciation
  on investments ............................      (8,841,143)       (15,057,989)        (4,455,660)       (14,425,798)
                                                -------------      -------------      -------------      -------------
Net decrease in net assets resulting
  from operations ...........................      (6,336,038)           (43,771)          (579,069)        (3,727,389)
                                                -------------      -------------      -------------      -------------

----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------

From net investment income ..................      (8,832,761)       (16,902,404)        (5,231,491)       (10,600,219)
From net realized gains on
  investment transactions ...................          --               (113,197)            --               (779,876)
In excess of net realized gains on
  investment transactions ...................          --             (3,316,396)            --               (389,640)
                                                -------------      -------------      -------------      -------------
Decrease in net assets from distributions ...      (8,832,761)       (20,331,997)        (5,231,491)       (11,769,735)
                                                -------------      -------------      -------------      -------------

----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------

Proceeds from shares sold ...................     128,181,392        183,401,537         37,055,977         78,766,649
Proceeds from reinvestment of distributions .       6,242,800         14,343,428          3,568,332          8,188,008
Payments for shares redeemed ................    (167,772,157)      (139,242,460)       (52,023,685)       (75,029,338)
                                                -------------      -------------      -------------      -------------
Net increase (decrease) in net assets from
  capital share transactions ................     (33,347,965)        58,502,505        (11,399,376)        11,925,319
                                                -------------      -------------      -------------      -------------
Net increase (decrease) in net assets .......     (48,516,764)        38,126,737        (17,209,936)        (3,571,805)

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------

Beginning of period .........................     341,968,277        303,841,540        211,937,412        215,509,217
                                                -------------      -------------      -------------      -------------
End of period ...............................   $ 293,451,513      $ 341,968,277      $ 194,727,476      $ 211,937,412
                                                =============      =============      =============      =============

----------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------------------------

Sold ........................................      14,077,369         18,760,200          3,832,043          7,534,351
Issued in reinvestment of distributions .....         687,273          1,469,140            369,499            785,177
Redeemed ....................................     (18,438,522)       (14,282,754)        (5,390,837)        (7,203,629)
                                                -------------      -------------      -------------      -------------
Net increase (decrease) .....................      (3,673,880)         5,946,586         (1,189,295)         1,115,899
                                                =============      =============      =============      =============

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund (High-Yield) and California Insured Tax-Free Fund (Insured) (the funds) are two of the seven funds issued by the trust. The funds are diversified under the 1940 Act. The funds seek income that is exempt from federal and California income taxes. High-Yield seeks to provide as high a level of current income as is consistent with its investment policies, which permit investment in lower-rated and unrated municipal securities. Insured seeks to provide as high a level of current income as is consistent with safety of principal through investment in insured California municipal securities. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

Security Valuations — Portfolio securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income for the funds are declared daily and distributed monthly. Distributions from net realized gains for the funds are declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

High-Yield and Insured have elected to treat $3,315,692 and $390,233, respectively, of net capital losses incurred in the ten month period ended August 31, 1999, as having been incurred in the following fiscal year.

Futures Contracts — The funds may buy and sell interest rate futures contracts relating to debt securities. Futures transactions may be used to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts may include the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized gain or loss. The funds recognize a realized gain or loss when the contract is closed or expired. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively. There were no open futures contracts at February 29, 2000.

Additional Information — Funds Distributor, Inc. (FDI) is a distributor of the trust. Certain officers of FDI are also officers of the trust.

2. Transactions with Related Parties

The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1925% to 0.3100% and 0.1625% to 0.2800%, for High-Yield and Insured, respectively. The rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 29, 2000, the effective annual management fee was 0.54% and 0.51% for High-Yield and Insured, respectively.

Effective March 13, 2000, American Century Services, Inc. (ACIS), became a distributor of the trust.

Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, a distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3. Investment Transactions

Purchases of investment securities, excluding short-term investments, for High-Yield and Insured totaled $67,841,570 and $8,934,362, respectively. Sales of investment securities, excluding short-term investments, for High-Yield and Insured totaled $107,149,233 and $21,576,718, respectively.

As of February 29, 2000, accumulated net unrealized depreciation for High-Yield and Insured was $8,703,031 and $2,525,507, respectively, which consisted of unrealized appreciation of $4,551,029 and $4,694,115, respectively, and unrealized depreciation of $13,254,060 and $7,219,622, respectively. The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Bank Loans

The funds, along with certain other funds managed by ACIM, entered into an unsecured $620,000,000 bank line of credit agreement with Chase Manhattan Bank. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the period ended February 29, 2000.

California High-Yield Municipal — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                      For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                                  2000(1)              1999              1998              1997              1996              1995

-------------------------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......   $      9.36          $      9.93       $      9.68       $      9.27       $      9.11       $      9.06
                                               -----------          -----------       -----------       -----------       -----------       -----------
Income From Investment Operations
   Net Investment Income ...................          0.25                 0.49              0.51              0.55              0.56              0.56
   Net Realized and Unrealized Gain (Loss)
   on Investments ..........................         (0.43)               (0.46)             0.37              0.41              0.16              0.05
                                               -----------          -----------       -----------       -----------       -----------       -----------
   Total From Investment Operations ........         (0.18)                0.03              0.88              0.96              0.72              0.61
                                               -----------          -----------       -----------       -----------       -----------       -----------
Distributions
   From Net Investment Income ..............         (0.25)               (0.49)            (0.51)            (0.55)            (0.56)            (0.56)
   From Net Realized Gains .................          --                  --(2)             (0.12)             --                --                --
   In Excess of Net Realized Gains .........          --                  (0.11)             --                --                --                --
                                               -----------          -----------       -----------       -----------       -----------       -----------
   Total Distributions .....................         (0.25)               (0.60)            (0.63)            (0.55)            (0.56)            (0.56)
                                               -----------          -----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period .............   $      8.93          $      9.36       $      9.93       $      9.68       $      9.27       $      9.11
                                               ===========          ===========       ===========       ===========       ===========       ===========
   Total Return(3) .........................         (1.89)%               0.26%             9.35%            10.61%             8.02%             7.09%

-------------------------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets ......................          0.54%(4)             0.54%             0.54%             0.50%             0.51%             0.51%
Ratio of Net Investment Income
to Average Net Assets ......................          5.60%(4)             5.08%             5.23%             5.77%             5.99%             6.30%
Portfolio Turnover Rate ....................            22%                  59%               36%               46%               36%               40%
Net Assets, End of Period (in thousands) ...   $   293,452          $   341,968       $   303,842       $   192,831       $   144,675       $   116,166

(1) Six months ended February 29, 2000 (unaudited).
(2) Per share amount was less than $0.005.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4) Annualized.

California Insured Tax-Free — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                     For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                                2000(1)           1999           1998           1997           1996           1995

-------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ....   $      9.88       $     10.60    $     10.37    $     10.00    $      9.89    $      9.67
                                            -----------       -----------    -----------    -----------    -----------    -----------
Income From Investment Operations
   Net Investment Income ................          0.25              0.50           0.51           0.53           0.53           0.53
   Net Realized and Unrealized Gain (Loss)
   on Investments .......................         (0.26)            (0.66)          0.39           0.37           0.11           0.22
                                            -----------       -----------    -----------    -----------    -----------    -----------
   Total From Investment Operations .....         (0.01)            (0.16)          0.90           0.90           0.64           0.75
                                            -----------       -----------    -----------    -----------    -----------    -----------
Distributions
   From Net Investment Income ...........         (0.25)            (0.50)         (0.51)         (0.53)         (0.53)         (0.53)
   From Net Realized Gains ..............          --               (0.04)         (0.16)          --             --             --
   In Excess of Net Realized Gains ......          --               (0.02)          --             --             --             --
                                            -----------       -----------    -----------    -----------    -----------    -----------
   Total Distributions ..................         (0.25)            (0.56)         (0.67)         (0.53)         (0.53)         (0.53)
                                            -----------       -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period ..........   $      9.62       $      9.88    $     10.60    $     10.37    $     10.00    $      9.89
                                            ===========       ===========    ===========    ===========    ===========    ===========
   Total Return(2) ......................         (0.09)%           (1.71)%         8.96%          9.25%          6.60%          8.09%

-------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets ...................          0.51%(3)          0.51%          0.51%          0.48%          0.49%          0.50%
Ratio of Net Investment Income
to Average Net Assets ...................          5.19%(3)          4.78%          4.91%          5.23%          5.30%          5.54%
Portfolio Turnover Rate .................             4%               32%            31%            46%            43%            40%
Net Assets, End of Period (in thousands)    $   194,727       $   211,937    $   215,509    $   189,145    $   191,811    $   178,913

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

Background Information

Investment Philosophy and Policies

American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

California High-Yield Municipal seeks to provide a high level of interest income exempt from both federal and California state income taxes by investing in California municipal securities. The fund typically invests a portion of its assets in lower-quality and unrated securities, which are subject to increased credit risk, default risk and liquidity risk. The fund is managed to maintain an average maturity of 10 years or more.

California Insured Tax-Free seeks to provide a high level of interest income exempt from both federal and California state income taxes by investing in insured California municipal securities. The fund is managed to maintain an average maturity of 10 years or more. Fund shares are not insured.

Comparative Indices

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The Lehman Brothers Long-Term Municipal Bond Index is composed of more than 2,800 municipal bonds with maturities greater than 22 years. The average credit rating of the securities in the index is AA2/AA3. The average maturity of the index is approximately 27 years.

Lipper Rankings

Lipper Inc. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper categories for the California High-Yield Municipal and Insured Tax-Free funds are:

California Municipal Debt Funds (High-Yield Municipal) — funds that invest at least 65% of assets in securities that are exempt from taxation in California.

California Insured Municipal Debt Funds (Insured Tax-Free) — funds that invest at least 65% of assets in securities that are exempt from taxation in California and insured as to timely payment of interest and repayment of principal.

Investment Team Leaders

Portfolio Managers

    Dave MacEwen
    Steven Permut

Credit Research Director

    Steven Permut

Credit Rating Guidelines

Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB are considered "investment-grade" securities, meaning they are relatively safe from default. California High-Yield Municipal may invest more than 50% of its portfolio in securities that are below investment grade or not rated. Here are the most common credit ratings and their definitions:

  AAA — extremely strong ability to meet financial obligations.
  AA — very strong ability to meet financial obligations.
  A — strong ability to meet financial obligations.
  BBB — good ability to meet financial obligations.
  BB — less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

Glossary

Returns

  Total Return figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.
  Average Annual Returns illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 23-24.

Yields

  30-Day SEC Yield represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.
  30-Day Tax-Equivalent Yields show the taxable yields that investors in a combined California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free 30-day SEC yield.

Investment Terms

  Basis Point — a basis point equals one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).
  Coupon — the stated interest rate of a security.
  Yield Curve — a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

Statistical Terminology

  Number of Securities — the number of different securities held by a fund on a given date.
  Weighted Average Maturity (WAM) — a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.
  Average Duration — another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio.
  Expense Ratio — the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

Types of Municipal Securities

  COPs (Certificates of Participation)/Leases — securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation represent long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.
  GO (General Obligation) Bonds — securities backed by the taxing power of the issuer.
  Land-Secured Bonds — securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.
  Prerefunded/ETM Bonds — securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.
  Revenue Bonds — securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

Fund Classifications

Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

Investment Objective

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

  Capital Preservation — offers taxable and tax-free money market funds for relative stability of principal and liquidity.
  Income — offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.
  Growth & Income — offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.
  Growth — offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

Risk

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

  Conservative — these funds generally provide lower return potential with either low or minimal price-fluctuation risk.
  Moderate — these funds generally provide moderate return potential with moderate price-fluctuation risk.
  Aggressive — these funds generally provide high return potential with corresponding high price-fluctuation risk.

Notes

INVESTMENT OBJECTIVE

----------------------------------------------------------------------------------------------
           CAPITAL PRESERVATION                                    INCOME

      Taxable               Tax-Free             Taxable Bonds             Tax-Free Bonds
   Money Markets          Money Markets
----------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
----------------------------------------------------------------------------------------------
                                                  Target 2025*         CA High-Yield Municipal
                                                  Target 2020*           High-Yield Municipal
                                                  Target 2015*
                                                  Target 2010*
                                                   High-Yield
                                               International Bond

----------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
----------------------------------------------------------------------------------------------
                                               Long-Term Treasury            CA Long-Term
                                                  Target 2005*                 Tax-Free
                                                      Bond                Long-Term Tax-Free
                                                  Premium Bond           CA Insured Tax-Free

----------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
----------------------------------------------------------------------------------------------
      Premium             FL Municipal       Intermediate-Term Bond      CA Intermediate-Term
  Capital Reserve         Money Market         Intermediate-Term               Tax-Free
       Prime              CA Municipal              Treasury             AZ Intermediate-Term
    Money Market          Money Market                GNMA                    Municipal
      Premium             CA Tax-Free          Inflation-Adjusted        FL Intermediate-Term
 Government Reserve       Money Market              Treasury                  Municipal
 Government Agency          Tax-Free           Limited-Term Bond          Intermediate-Term
    Money Market          Money Market            Target 2000*                 Tax-Free
Capital Preservation                         Short-Term Government         CA Limited-Term
                                              Short-Term Treasury              Tax-Free
                                                                             Limited-Term
                                                                               Tax-Free
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                              GROWTH AND INCOME                                      GROWTH

  Asset Allocation/            Domestic Equity     Specialty    Domestic Equity     Specialty         International
     Balanced
-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
                           Small Cap Quantitative                  Veedot(2)                          Emerging Markets
                              Small Cap Value                  New Opportunities   Global Gold    International Discovery
                                                                  Giftrust(R)                       International Growth
                                                                     Vista                             Global Growth
                                                                    Heritage
                                                                     Growth
                                                                    Ultra(R)
                                                                     Select

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation:          Equity Growth       Utilities                      Global Natural
      Aggressive                Equity Index      Real Estate                       Resources
       Balanced               Large Cap Value
Strategic Allocation:        Tax-Managed Value
       Moderate               Income & Growth
Strategic Allocation:              Value
     Conservative              Equity Income

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[AMERICAN CENTURY LOGO]

P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax: 816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit, Employer-Sponsored Retirement Plans
1-800-345-3533

Banks and Trust Companies, Broker-Dealers, Financial Advisors, Insurance Companies
1-800-345-6488

American Century California Tax-Free and Municipal Funds

Investment Manager
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

[GRAPHIC OMITTED]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: We succeed only if our investors succeed.

American Century Investments                                       BULK RATE
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                      AMERICAN CENTURY
www.americancentury.com                                            COMPANIES

0004                               American Century Investment Services, Inc.
SH-SAN-20080                       (C)2000 American Century Services Corporation

February 29, 2000

AMERICAN CENTURY®

      Semiannual Report

[GRAPHIC OMITTED]

California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

[AMERICAN CENTURY LOGO]

California Limited-Term Tax-Free
(BCSTX)

California Intermediate-Term Tax-Free
(BCITX)

California Long-Term Tax-Free
(BCLTX)

Turn to the inside back
cover of this report to
see a list of American
Century funds classified
by objective and risk.

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Now there are better choices for you and your employees

You always want to do what's best for both your business and your employees, but you may not know where to turn for answers and assistance. American Century can help with our personalized attention that caters to business retirement planning. With the new American Century 401(k), your retirement plan can grow as your business grows.

In addition to this plan, you can choose from five other business retirement plans that also give you the affordability, variety, and assistance you may need. Your benefits range from tax-deferred investing and tax-deductible contributions, to retaining good employees. Give us a call today at 1-800-345-3533, ext. 4001 and let our knowledgeable team of Business Retirement Specialists help you set up the right business retirement plan for you.

Our Message to You

[PHOTO OMITTED]

James E. Stowers III, seated, with James E. Stowers, Jr.

Rising interest rates and falling bond prices presented difficult hurdles for American Century's California municipal bond funds during the six months ended February 29, 2000. In this environment, the California Limited-Term and Intermediate-Term Tax-Free funds managed to produce modestly positive total returns, but the California Long-Term Tax-Free fund's greater interest-rate sensitivity resulted in a slightly negative return.

Despite challenging market conditions, these funds continued to provide competitive yields with low expenses—key factors that remain consistent no matter how bond market conditions may change. As a result, these funds have consistently beaten the average returns of their Lipper peer groups. (See pages 4, 11, and 19 for more performance information.)

We are proud of our funds' performance and the numerous ways we can help you meet your financial goals, but we are equally proud of our dedication to creating a positive, safe, and productive work environment for American Century staff. This commitment to the idea that "we're only as good as the way we treat our most junior team members" was recognized and rewarded in 1999, when American Century ranked in the top 40 of Fortune magazine's "100 Best Companies to Work For."

We do not take this recognition lightly — acknowledgements like this allow us to recruit talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and an essential one in our effort to provide you with excellent investment management and service.

As always, we appreciate your continued confidence in American Century.

Sincerely

/s/ James E. Stowers

James E. Stowers, Jr.
Chairman of the Board and Founder

/s/ James E. Stowers III

James E. Stowers III
Vice Chairman of the Board and
Chief Executive Officer

    Report Highlights
    Market Perspective

California Limited-Term Tax-Free
    Performance Information
    Management Q&A
    Portfolio at a Glance
    Schedule of Investments

California Intermediate-Term Tax-Free
    Performance Information
    Management Q&A
    Portfolio at a Glance
    Schedule of Investments

California Long-Term Tax-Free
    Performance Information
    Management Q&A
    Portfolio at a Glance
    Schedule of Investments

Financial Statements
    Statements of Assets and Liabilities
    Statements of Operations
    Statements of Changes in Net Assets
    Notes to Financial Statements
    Financial Highlights

Other Information
    Background Information
    Investment Philosophy and Policies
    Comparative Indices
    Lipper Rankings
    Investment Team Leaders
    Credit Rating Guidelines
    Glossary

Report Highlights

-----------------------------------------
              California
      Limited-Term Tax-Free
               (BCSTX)
-----------------------------------------
Total Returns:              AS OF 2/29/00
  6 Months .....................   1.21*
  1 Year .......................   1.20%
30-Day SEC Yield:                  4.11%
Inception Date:                   6/1/92
-----------------------------------------
Net Assets:               $140.4 million
-----------------------------------------

-----------------------------------------
              California
      Intermediate-Term Tax-Free
              (BCITX)
-----------------------------------------
Total Returns:              AS OF 2/29/00
  6 Months .....................   0.90%*
  1 Year .......................  -0.84%
30-Day SEC Yield:                  4.40%
Inception Date:                 11/9/83
-----------------------------------------
Net Assets:              $432.0 million
-----------------------------------------

-----------------------------------------
              California
         Long-Term Tax-Free
              (BCLTX)
-----------------------------------------
Total Returns:              AS OF 2/29/00
  6 Months .....................  -0.74%*
  1 Year .......................  -4.68%
30-Day SEC Yield:                  5.19%
Inception Date:                 11/9/83
-----------------------------------------
Net Assets:              $291.8 million
-----------------------------------------

* Not annualized.

Investment terms are defined in the Glossary on pages 34-35.

Market Perspective

  Rising interest rates muted municipal bond returns during the six months ended February 29, 2000.
  Short- and intermediate-term bonds posted slightly positive returns, while long-term bonds suffered negative returns.
  Strong economic growth led the Federal Reserve to raise interest rates twice during the six-month period.
  Supply and demand conditions in the California municipal market remained favorable—issuance declined as rates rose, while demand from individual investors increased.
  Investment-grade municipal bonds outperformed lower-rated bonds despite a general improvement in credit quality, thanks to the healthy California economy.

California Limited-Term Tax-Free

  The fund had a better return than the average California short-intermediate fund while offering a significantly higher yield.
  The fund benefited from a shorter duration as interest rates rose.
  We boosted the fund's yield by investing in Puerto Rico bonds, which are tax exempt in all 50 states, and selected municipal hospital bonds.
  Although we expect the Federal Reserve to continue raising short-term interest rates, we think most of the increase in short-term municipal yields is behind us.
  The continuation of strong demand and limited supply among short-term California municipal bonds will likely limit any yield increase.

California Intermediate-Term Tax-Free

  The fund outperformed the average California intermediate fund, as it has consistently over longer time periods.
  We shortened the fund's duration by adding short-term bonds when their yields jumped up temporarily in December.
  Greater demand and reduced supply in the California municipal market kept California yields lower relative to other states.
  We were able to enhance the fund's yield by expanding our holdings of Puerto Rico bonds, which are tax exempt in all 50 states.
  Although we expect the Federal Reserve to continue raising short-term interest rates, we think most of the increase in intermediate-term municipal yields is behind us.

California Long-Term Tax-Free

  Despite a negative return, the fund outperformed the average California municipal debt fund and continued to offer a higher-than-average yield.
  The fund maintained a longer-than-average duration, which hurt performance in late 1999 but was beneficial in early 2000.
  The reason for the long duration was a large weighting in discount bonds (bonds with lower-than-prevailing interest rates).
  More recently, we sold some of our discount bonds and invested in BBB-rated bonds, which were offering a significant yield advantage over higher-rated bonds.
  Although our long-term outlook is optimistic, we expect short-term gyrations in the bond market as the Fed raises interest rates to keep inflation under control.

Market Perspective from Randall W. Merk

[PHOTO OMITTED]

Randall W. Merk, chief investment officer of fixed income at American Century

Lower Prices, Higher Yields

Strong economic growth, rising interest rates, and a booming stock market muted California municipal bond returns during the six months ended February 29, 2000. The short- and intermediate-term sectors of the municipal market posted small gains, while long-term bonds finished in negative territory (see the index returns table at right). Long-term municipal bonds also suffered in comparison with long-term Treasurys, which posted attractive returns amid government plans to reduce Treasury issuance and supply.

Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates. The U.S. economy grew at a 7.3% annual rate in the fourth quarter of 1999, its fastest rate in over 15 years, and unemployment remained near 30-year lows. In response, the Federal Reserve (the U.S. central bank) continued to raise short-term interest rates, pushing municipal bond yields higher and prices lower.

As a result of the difficult municipal bond environment, yields are as high as they've been in several years. For an investor in the highest combined federal and California state tax bracket, a 30-year AAA-rated California municipal bond that yielded approximately 5.8% on February 29 (up from about 5.5% on August 31, 1999) offered a tax-equivalent yield of more than 10%. That compared very favorably with the 6.15% yield of the 30-year U.S. Treasury bond on February 29.

Technical Factors Remain Favorable

In the California municipal market, supply and demand conditions continued to improve. California's strong economy strengthened the financial stability of many municipal issuers and curtailed their borrowing needs. In addition, refinancing of old debt came to a virtual standstill as higher interest rates eliminated the financial incentive to retire old debt.

Meanwhile, investor demand firmed as municipals offered attractive prices and the highest tax-equivalent yields in several years. This was especially true among short- and intermediate-term California bonds—strong demand from individual investors held down California yields relative to the national municipal market.

High-Quality Bonds Outperform

Investment-grade municipal bonds outpaced lower-rated and non-rated bonds—the so-called "high-yield sector"—during the period. Much of high-yield's underperformance can be attributed to heavy tax-loss selling in late 1999 and concerns about healthcare bonds, which tainted the entire high-yield market. We think the high-yield sell-off was overdone—California's economic strength lifted the credit quality of the high-yield sector, as well as the financial strength of the California municipal market as a whole.

"The Federal Reserve continued to raise short-term interest rates, pushing municipal bond yields higher and prices lower."

Municipal Bond Index Returns

For the six months ended February 29, 2000

----------------------------------------------------
Lehman Three-Year Municipal Index              1.17%
----------------------------------------------------
Lehman Five-Year General Obligation Index      0.59%
----------------------------------------------------
Lehman Long-Term Municipal Index              -2.03%
----------------------------------------------------

Source: Lipper Inc., Russell/Mellon Analytical

Rising Municipal Yield Curve

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

YEARS TO
MATURITY           2/29/00     8/31/99
--------------------------------------
1                   4.19%       3.59%
2                   4.55%       3.94%
3                   4.73%       4.15%
4                   4.85%       4.27%
5                   4.94%       4.39%
6                   5.00%       4.49%
7                   5.06%       4.59%
8                   5.11%       4.69%
9                   5.16%       4.79%
10                  5.21%       4.89%
11                  5.27%       4.97%
12                  5.34%       5.05%
13                  5.40%       5.13%
14                  5.46%       5.20%
15                  5.53%       5.27%
16                  5.59%       5.31%
17                  5.64%       5.35%
18                  5.70%       5.39%
19                  5.75%       5.43%
20                  5.81%       5.47%
21                  5.82%       5.47%
22                  5.83%       5.48%
23                  5.84%       5.48%
24                  5.85%       5.49%
25                  5.85%       5.50%
26                  5.85%       5.50%
27                  5.86%       5.51%
28                  5.86%       5.51%
29                  5.87%       5.52%
30                  5.87%       5.52%

Source: Bloomberg Financial Markets

California Limited-Term Tax-Free — Performance

Total Returns as of February 29, 2000

                                                               Calif. Short-Interm.
                        California      Lehman 3-Year        Municipal Debt Funds(2)
                       Limited-Term       Municipal     --------------------------------
                         Tax-Free           Index       Average Return   Fund's Ranking
                      ---------------  ---------------  --------------   ---------------
6 Months(1) ..........    1.21%            1.17%            0.79%               --
1 Year ...............    1.20%            1.44%            0.25%          2 out of 13
----------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
3 Years ..............    3.80%            4.06%            3.23%          2 out of 12
5 Years ..............    4.42%            4.88%            4.03%          3 out of 10
Life of Fund .........    4.35%            4.86%            4.48%(3)       2 out of 2(3)

The fund's inception date was 6/1/92.
(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
(3) Since 6/30/92, the date nearest the fund's inception for which data are available.
See pages 33-34 for more information about returns, the comparative index, and Lipper fund rankings.

Growth of $10,000 Over Life of Fund

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

Value on 2/29/00
California Limited-Term Tax-Free    $13,911
Lehman 3-Year Municipal Index       $14,383

               California
              Limited-Term              Lehman 3-Year
  Year          Tax-Free               Municipal Index
--------      ------------             ---------------
  6/1/92        $ 10,000                  $ 10,000
 6/30/92        $ 10,074                  $ 10,122
 9/30/92        $ 10,277                  $ 10,357
12/31/92        $ 10,413                  $ 10,451
 3/31/93        $ 10,616                  $ 10,662
 6/30/93        $ 10,754                  $ 10,822
 9/30/93        $ 10,913                  $ 10,976
12/31/93        $ 11,029                  $ 11,100
 3/31/94        $ 10,880                  $ 10,951
 6/30/94        $ 10,941                  $ 11,070
 9/30/94        $ 11,036                  $ 11,175
12/31/94        $ 10,961                  $ 11,176
 3/31/95        $ 11,289                  $ 11,489
 6/30/95        $ 11,517                  $ 11,732
 9/30/95        $ 11,682                  $ 11,982
12/31/95        $ 11,872                  $ 12,167
 3/31/96        $ 11,902                  $ 12,235
 6/30/96        $ 11,993                  $ 12,334
 9/30/96        $ 12,161                  $ 12,497
12/31/96        $ 12,339                  $ 12,708
 3/31/97        $ 12,383                  $ 12,759
 6/30/97        $ 12,626                  $ 12,995
 9/30/97        $ 12,842                  $ 13,217
12/31/97        $ 12,997                  $ 13,405
 3/31/98        $ 13,127                  $ 13,543
 6/30/98        $ 13,247                  $ 13,696
 9/30/98        $ 13,573                  $ 13,967
12/31/98        $ 13,636                  $ 14,035
 3/31/99        $ 13,776                  $ 14,191
 6/30/99        $ 13,668                  $ 14,129
 9/30/99        $ 13,813                  $ 14,270
12/31/99        $ 13,789                  $ 14,311
 2/29/00        $ 13,911                  $ 14,383

$10,000 investment made 6/1/92

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The Lehman 3-Year Municipal Bond Index is provided for comparison in each graph. California Limited-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over Life of Fund (Periods ended February 28 or 29)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                  California
                 Limited-Term          Lehman 3-Year
Date               Tax-Free           Municipal Index
----             ------------         ---------------
2/93                 6.73%                 6.94%
2/94                 2.93%                 3.67%
2/95                 2.00%                 2.72%
2/96                 6.82%                 7.71%
2/97                 3.90%                 4.56%
2/98                 5.40%                 5.42%
2/99                 4.86%                 5.24%
2/00                 1.20%                 1.44%

* From 6/1/92 (the fund's inception date) to 2/28/93.

California Limited-Term Tax-Free—Q&A

[PHOTO OMITTED]

An interview with Todd Pardula, a portfolio manager on the California Tax-Free and Municipal funds investment team.

How did California Limited-Term Tax-Free perform during the six months ended February 29, 2000?

Despite a difficult environment for fixed-income securities, California Limited-Term Tax-Free produced a 1.21% total return. That's significantly higher than the 0.79% average return of the 13 "California Short-Intermediate Municipal Debt Funds" tracked by Lipper Inc.

The portfolio's one-, three-, and five-year returns are also much better than average (see the previous page for detailed fund performance comparisons).

What about the portfolio's yield? How does it compare?

California Limited-Term Tax-Free also provided shareholders with more state and federal tax-free income than the average California short-intermediate bond fund. As of February 29, the portfolio's 30-day SEC yield was 4.11%, while the Lipper group average was 3.45%.

The portfolio's SEC yield translates into a tax-equivalent yield of 7.5% for California taxpayers in the highest in come tax bracket (see the table at right). By comparison, at the end of February, two- and five-year Treasury notes were yielding 6.58% and 6.64%, respectively.

Why did California Limited-Term Tax-Free produce better yields and total returns than its Lipper group?

One reason is that our management expenses are quite a bit lower than those of the average California short-intermediate municipal bond fund. Other things being equal, lower expenses should translate into higher yields and returns.

But perhaps the biggest reason for our solid relative performance was the way we managed the fund's duration over the last six months.

Can you tell us what duration is and how you managed it?

Duration measures a bond or bond fund's sensitivity to changes in interest rates. The shorter a bond or fund's duration, the less its price fluctuates when interest rates change. A longer duration signals greater price sensitivity to rate changes. Interest rates and bond prices move in opposite directions, so you want a shorter duration when interest rates are rising and a longer duration when interest rates fall.

We kept duration relatively short, around three years, for much of the last year. That positioning helped fund performance, particularly during the last several months of 1999, when interest rates rose.

Are higher interest rates why the fund's yield increased in recent months?

Yes. Unprecedented U.S. economic growth and a tight labor market led the Federal Reserve to raise short-term interest rates several times since last summer. The Fed has been trying to tap the brakes on the economy and bring growth back below its speed limit for inflation.

That policy goes a long way toward explaining why the fund's yield rose from 3.72% to 4.11% in the past six months. But another reason for the fund's higher yield is that we added what we think are good bonds with attractive yields.

Can you give examples of some of the bonds you liked?

In the last six months, we bought some Puerto Rico municipals with attractive yields. We added these bonds because they offered a good yield pick-up over California securities with a comparable maturity and credit rating. Interest payments by bonds issued by Puerto Rico and other United States territories are free from state and federal taxes for investors in all 50 states.

In addition, we held a modest position in municipal hospital bonds. These bonds offered significantly higher yields than most other municipal securities. That's because the hospital industry is out of favor with many investors, thanks to shrinking profit margins. However, our experienced credit research team believes that the issues we own are "diamonds in the rough"—solid credits that have been tarred unfairly with the same broad brush as the rest of the industry.

California's economy has been very strong. How has that affected the fund?

The tremendous growth of California's economy is generally holding down California municipal bond fund yields. The supply of new bonds is scarce because municipalities' borrowing needs decrease as their financial health improves.

In addition, low unemployment and unprecedented wealth creation have pushed taxpayers into higher tax brackets, and that has fueled greater demand for tax-exempt investments. Less supply and more demand have caused yields on California municipal bonds to decrease relative to national market rates.

A red-hot economy has also led to healthier municipal balance sheets. In general, that means improved credit quality for California state and local municipal bond issuers.

What's your outlook for interest rates?

We expect the Federal Reserve to continue to raise interest rates through the first half of 2000 or so. But we don't see the fundamentals of the California municipal market changing anytime soon, so we're likely to continue to see strong demand for California bonds. In addition, we expect supply to remain tight because issuers have limited borrowing needs. That means that the fund's yield is likely to increase only modestly going forward even if we're right and the Fed raises rates again.

Given that outlook, how will you position the portfolio?

In terms of duration, we expect to position the fund a little closer to neutral because we think it's unlikely short-term California municipal rates will rise sharply. As far as sector allocation is concerned, we'll continue to monitor the spread, or difference in yield, between California and Puerto Rico bonds. We'll hang on to the Puerto Rico municipals as long as the yield spread remains relatively wide. But if spreads narrow—meaning Puerto Rico bonds outperform California securities—we'd likely take some profits by selling these securities and moving back into California bonds.

"The portfolio's SEC yield translates into a tax-equivalent yield of 7.5% for California taxpayers in the highest income tax bracket."

Yields as of February 29, 2000

------------------------------
30-Day SEC Yield
------------------------------
                        4.11%
------------------------------
30-Day Tax-Equivalent Yields
------------------------------
34.70% Tax Bracket      6.29%
37.42% Tax Bracket      6.57%
41.95% Tax Bracket      7.07%
45.22% Tax Bracket      7.50%

Portfolio at a Glance

-------------------------------------------------
                              2/29/00     8/31/99
-------------------------------------------------
Number of Securities            86          77
Weighted Average Maturity     3.6 yrs     3.5 yrs
Average Duration              3.0 yrs     2.9 yrs
Expense Ratio                 0.51%*      0.51%

* Annualized.
Investment terms are defined in the Glossary on pages 34-35.

Portfolio Composition by Credit Rating

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
                             As of       As of
                            2/29/00     8/31/99
AAA                           57%        55%
AA                            17%        15%
A                             16%        23%
BBB                           10%         7%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 33 for more information.

Top Five Sectors (as of 2/29/00)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                                 21%
GO                                          18%
Hospital Revenue                            10%
Prerefunded/ETM                              8%
Electric Revenue                             8%

Top Five Sectors (as of 8/31/99)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                                 26%
GO                                          14%
Hospital Revenue                            12%
Electric Revenue                             6%
Sales Tax Revenue                            6%

Investment terms are defined in the Glossary on pages 34-35.

California Limited-Term Tax-Free — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                      Value
==============================================================

--------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.0%
--------------------------------------------------------------
CALIFORNIA -- 81.2%
  $1,235,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Episcopal Homes Foundation),
                4.50%, 7/1/03                   $    1,198,262
   2,450,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Episcopal Homes Foundation),
                4.80%, 7/1/06                        2,311,600
     400,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Odd Fellows Home), 4.40%,
                8/15/02                                397,648
     400,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Odd Fellows Home), 4.55%,
                8/15/03                                397,656
     425,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Odd Fellows Home), 4.65%,
                8/15/04                                422,208
   1,245,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Rhoda Haas Goldman Plaza),
                5.00%, 5/15/07 (California
                Mortgage Insurance)                  1,239,323
   1,145,000  California Educational Facilities
                Auth. Rev., (Pepperdine
                University), 5.125%, 1/15/02
                (AMBAC)                              1,161,293
   1,710,000  California Educational Facilities
                Auth. Rev., Series 1997 A,
                (University of Southern
                California), 5.60%, 10/1/01          1,746,491
   1,910,000  California Educational Facilities
                Auth. Rev., Series 1997 A,
                (University of Southern
                California), 5.60%, 10/1/03          1,983,000
     395,000  California Educational Facilities
                Auth. Rev., Series 1997 B,
                (Pooled College & University
                Projects), 5.45%, 4/1/02               396,825
     420,000  California Educational Facilities
                Auth. Rev., Series 1997 B,
                (Pooled College & University
                Projects), 5.55%, 4/1/03               422,827
     440,000  California Educational Facilities
                Auth. Rev., Series 1997 B,
                (Pooled College & University
                Projects), 5.65%, 4/1/04               444,013
     465,000  California Educational Facilities
                Auth. Rev., Series 1997 B,
                (Pooled College & University
                Projects), 5.75%, 4/1/05               470,175
   1,000,000  California Health Facilities
                Financing Auth. Rev., (Sisters
                Providence), 5.25%, 10/1/01          1,012,640
   1,180,000  California Health Facilities
                Financing Auth. Rev., (Valley
                Presbyterian Hospital), 5.25%,
                5/1/02 (MBIA)                        1,200,933
   1,750,000  California Health Facilities
                Financing Auth. Rev., Series
                1993 A, (St. Francis Memorial
                Hospital), 5.50%, 11/1/01(1)         1,784,020
   1,245,000  California Health Facilities
                Financing Auth. Rev., Series
                1998 A, (Kaiser Permanente),
                5.00%, 6/1/06 (FSA)                  1,263,936
     250,000  California Public Works Board
                Lease Rev., Series 1999 A,
                (Department of Health
                Services), 4.60%, 11/1/06
                (MBIA)                                 248,215
   1,600,000  California Public Works Board
                Lease Rev., Series 1995 A,
                (Department of Justice
                Building), 5.50%, 5/1/00(2)          1,604,576
   3,000,000  California Public Works Board
                Lease Rev., Series 1997 A,
                (California Community Colleges),
                5.00%, 4/1/02                        3,033,330
   2,325,000  California State GO, 6.10%,
                2/1/02 (AMBAC)(2)                    2,398,516
   1,095,000  California State GO, 7.00%,
                10/1/04                              1,201,357
   1,515,000  California State GO, 5.50%,
                12/1/05                              1,580,418
   1,000,000  California State GO, 7.50%,
                10/1/07 (MBIA)                       1,163,410
   4,275,000  California State GO, 6.50%,
                2/1/08                               4,700,277
   1,750,000  Central California Joint Powers
                Health Financing Auth. COP,
                (Community Hospitals of
                Central California), 5.25%,
                2/1/04                               1,708,158
   1,500,000  Central Coast Water Auth. Rev.,
                (State Water Project Regional
                Facilities), 6.60%, 10/1/02,
                Prerefunded at 102% of Par
                (AMBAC)(1)                           1,605,885
   4,825,000  Central Valley Financing Auth.
                Cogeneration Project Rev.,
                (Carson Ice General), 4.50%,
                7/1/01 (MBIA)                        4,848,112
   1,000,000  Encinitas Unified School District
                COP, 5.00%, 9/1/01                   1,008,080
   1,740,000  Escondido Joint Powers Financing
                Auth. Lease Rev., Series
                1992 B, (Escondido Civic
                Center), 6.00%, 9/1/06
                (AMBAC)(1)                           1,859,990
     100,000  Foothill/Eastern Corridor Agency
                Toll Road Rev., 4.375%,
                1/15/07 (MBIA)                          97,559
   1,000,000  Foothill/Eastern Corridor Agency
                Toll Road Rev., 5.00%,
                1/15/06 (MBIA)                       1,016,480
   1,400,000  Intermodal Container Transfer
                Facility Joint Powers Auth. Rev.,
                Series 1999 A, 4.00%,
                11/1/00 (AMBAC)                      1,402,814
   1,775,000  Irvine Unified School District
                Special Tax, (Community
                Facilities District No. 86-1),
                5.25%, 11/1/01 (AMBAC)               1,804,909
   1,400,000  Irvine Unified School District
                Special Tax, (Community
                Facilities District No. 86-1),
                5.25%, 11/1/05 (AMBAC)               1,445,948
   2,955,000  Los Angeles Building Auth. Lease
                Rev., Series 1995 A, 5.30%,
                5/1/01                               2,993,267
   4,875,000  Los Angeles Community
                Redevelopment Agency Tax
                Allocation, Series 1997 I,
                (Central Business District),
                5.00%, 11/15/01                      4,889,674
   2,500,000  Los Angeles COP, (Equipment &
                Real Estate Acquisition Program
                AC), 4.25%, 10/1/01                  2,495,925
     425,000  Los Angeles COP, (Equipment &
                Real Estate Acquisition Program
                AC), 4.50%, 10/1/04                    421,600
   1,265,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., 5.625%,
                12/1/03 (AMBAC)                      1,311,147
   1,750,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., Series
                1998 B, (California Equipment
                Program), 4.00%, 12/1/00             1,746,605
   2,380,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., Series
                1999 A, (California Equipment
                Program), 4.70%, 6/1/02              2,370,075
   1,045,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., Series
                1999 A, (California Equipment
                Program), 4.875%, 12/1/02            1,043,328
   1,000,000  Los Angeles County Metropolitan
                Transportation Auth. Sales Tax
                Rev., Series 1995 A,
                (Proposition C), 5.90%, 7/1/02
                (AMBAC)                              1,033,350
   1,000,000  Los Angeles County Metropolitan
                Transportation Auth. Sales Tax
                Rev., Series 1995 A,
                (Proposition C), 5.90%, 7/1/05
                (AMBAC)                              1,059,350
   2,645,000  Los Angeles County Metropolitan
                Transportation Auth. Sales Tax
                Rev., Series 1997 A,
                (Proposition A), 5.50%, 7/1/02
                (MBIA)                               2,710,305
   2,360,000  Los Angeles County Public Works
                Financing Auth. Lease Rev.,
                Series 1996 A, 6.00%, 9/1/04
                (MBIA)                               2,497,494
   4,000,000  Los Angeles County Public Works
                Financing Auth. Rev., Series
                1997 A, (Regional Park and
                Open Space District), 5.00%,
                10/1/01                              4,048,240
   2,600,000  Los Angeles Unified School
                District GO, Series 1997 A,
                5.00%, 7/1/04 (FGIC)                 2,653,144
   1,250,000  Los Angeles Wastewater System
                Rev., Series 1990 A, 6.80%,
                2/1/01                               1,277,662
   1,110,000  Los Angeles Wastewater System
                Rev., Series 1996 A, 6.00%,
                2/1/03 (FGIC)                        1,156,154
   1,000,000  Metropolitan Water District of
                Southern California Waterworks
                Rev., 6.375%, 7/1/02                 1,043,930
   2,000,000  Modesto, Stockton, Redding
                Public Power Agency Rev.,
                Series 1997 G, (San Juan),
                5.50%, 7/1/01 (MBIA)                 2,034,040
   1,365,000  Ontario Redevelopment Financing
                Auth. Rev., (Center City
                Cimarron), 5.70%, 8/1/01
                (MBIA)                               1,393,269
   1,230,000  Orange County Rev., Series
                1995 A, (Recovery), 6.00%,
                6/1/08 (MBIA)                        1,316,973
   1,500,000  Orange County Transportation
                Sales Tax Rev., 5.50%,
                2/15/01 (AMBAC)                      1,522,545
   1,160,000  Oroville Hospital Rev., Series
                1997 A, 4.75%, 12/1/04
                (California Mortgage Insurance)      1,159,675
   5,000,000  Pacific Housing & Finance
                Agency Lease Rev., Series
                1999 A, (Pass Thru Obligation-
                Lease Purchase), 4.625%,
                12/1/04 (MBIA)                       4,977,550
   2,000,000  Poway Unified School District
                Special Tax, (Community
                Facilities District No. 1),
                5.00%, 10/1/07 (MBIA)                2,028,280
   1,500,000  Riverside Electric Rev., 6.00%,
                10/1/01, Prerefunded at
                100% of Par(1)                       1,539,735
   1,475,000  Riverside Water Rev., 6.00%,
                10/1/01, Prerefunded at
                100% of Par(1)                       1,514,073
   1,750,000  Sacramento Schools Insurance
                Auth. Rev., Series 1993 C,
                (Workers Compensation
                Program), 5.75%, 6/1/03(1)           1,778,752
   1,000,000  San Bernardino County COP,
                Series 1995 A, (Medical Center
                Financing), 5.20%, 8/1/04
                (MBIA)                               1,027,310
   2,000,000  San Francisco Bay Area
                Transportation Financing Auth.
                Rev., (Bridge Toll Notes),
                5.75%, 2/1/07 (ACA)                  2,049,740
   1,085,000  Santa Barbara County COP,
                4.90%, 3/1/01                        1,093,723
   2,000,000  Santa Clara County Financing
                Auth. Lease Rev., Series
                2000 B, (Multiple Facilities),
                5.50%, 5/15/07 (AMBAC)(3)            2,050,600
   1,075,000  Stockton Health Facilities Auth.
                Rev., Series 1997 A, (Dameron
                Hopital Association), 4.80%,
                12/1/02                              1,053,876
   1,070,000  Tehachapi COP, (Installment Sale),
                4.80%, 11/1/04 (FSA)(3)              1,083,097
   1,000,000  University of California COP,
                (UCLA Center Chiller/Cogen),
                10.00%, 11/1/03                      1,172,130
   1,000,000  University of California Rev.,
                (Multi-Purpose), 6.875%,
                9/1/02, Prerefunded at 102%
                of Par (MBIA)(1)                     1,075,750
   1,040,000  Victor Valley Joint Union High
                School District GO, 5.60%,
                9/1/04 (MBIA)(1)                     1,081,798
   2,100,000  West & Central Basin Financing
                Auth. Rev., Series 1993 B,
                5.25%, 8/1/08 (AMBAC)                2,130,576
   3,175,000  Whittier Health Facility Rev.,
                (Presbyterian Intercommunity),
                5.50%, 6/1/02 (MBIA)                 3,247,072
                                                  ------------
                                                   121,662,698
                                                  ------------

PUERTO RICO -- 13.7%
   3,000,000  Puerto Rico Commonwealth
                Aqueduct & Sewer Auth. Rev.,
                Series 1985 A, 9.00%,
                7/1/05, Prerefunded at 100%
                of Par (FSA)(1)                      3,468,480
   4,100,000  Puerto Rico Commonwealth GO,
                (Public Improvement), 5.00%,
                7/1/05 (MBIA)                        4,135,055
   2,000,000  Puerto Rico Commonwealth GO,
                7.50%, 7/1/04 (MBIA)                 2,211,120
   1,000,000  Puerto Rico Commonwealth
                Highway and Transportation
                Auth. Rev., Series 1996 Y,
                6.25%, 7/1/06 (MBIA)                 1,071,320
   2,000,000  Puerto Rico Electric Power Auth.
                Rev., Series 1995 W, 6.50%,
                7/1/05 (MBIA)                        2,154,880
   1,000,000  Puerto Rico Electric Power Auth.
                Rev., Series 1995 Y, 7.00%,
                7/1/07 (MBIA)                        1,120,540
   1,775,000  Puerto Rico Municipal Finance
                Agency, Series 1999 A, 5.00%,
                8/1/02                               1,783,556
   1,000,000  Puerto Rico Municipal Finance
                Agency, Series 1999 B, 5.00%,
                8/1/01                               1,005,500
   3,500,000  Puerto Rico Municipal Finance
                Agency, Series 1999 B, 5.00%,
                8/1/05 (FSA)                         3,528,770
                                                  ------------
                                                    20,479,221
                                                  ------------

U.S. VIRGIN ISLANDS -- 2.1%
   2,000,000  Virgin Islands Public Finance
                Auth. Rev., Series 1992 A,
                (Matching Fund Loan Notes),
                7.25%, 10/1/02, Prerefunded
                at 102% of Par(1)                    2,169,040
   1,000,000  Virgin Islands Water & Power
                Auth. Electric System Rev.,
                5.00%, 7/1/02                          993,520
                                                  ------------
                                                     3,162,560
                                                  ------------
TOTAL MUNICIPAL SECURITIES                         145,304,479
                                                  ------------
   (Cost $145,536,621)

--------------------------------------------------------------
 SHORT--TERM MUNICIPAL SECURITIES
--------------------------------------------------------------
CALIFORNIA -- 3.0%
   1,500,000  California Health Facilities
                Finance Auth. Rev. Floating
                Rate Trust Receipts, Series
                1998-17, VRDN, 2.45%,
                3/1/00 (MBIA) (SBBPA:
                Bank of New York) (Acquired
                2/29/00, Cost $1,500,000)(4)         1,500,000
   3,000,000  San Bernardino County COP,
                VRDN, 3.11%, 3/2/00 (MBIA)
                (SBBPA: Merrill Lynch & Co.,
                Inc.) (Acquired 2/22/00, Cost
                $3,000,000)(4)                       3,000,000
                                                  ------------

TOTAL SHORT--TERM MUNICIPAL SECURITIES               4,500,000
                                                  ------------
   (Cost $4,500,000)
TOTAL INVESTMENT SECURITIES -- 100.0%             $149,804,479
                                                  ============
   (Cost $150,036,621)

FEBRUARY 29, 2000 (UNAUDITED)

Notes to Schedule of Investments

ACA = American Capital Access
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GO = General Obligation
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

(1) Escrowed to maturity in U.S. government or state and local government securities.
(2) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.
(3) When-issued security.
(4) Security was purchased under rule 144A of the Securities Act of 1933 or is a private placement, and unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at February 29, 2000 was $4,500,000 which represented 3.2% of net assets. None of these securities are considered to be illiquid.

California Intermediate-Term Tax-Free—Performance

Total Returns as of February 29, 2000

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

                                                                 Calif. Interm.
                        California                           Municipal Debt Funds(2)
                    Intermediate-Term   Lehman 5-Year   --------------------------------
                         Tax-Free         GO Index      Average Return   Fund's Ranking
                      ---------------  ---------------  --------------   ---------------
6 Months(1) ..........    0.90%              0.59%           0.58%            —
1 Year ...............   -0.84%              0.09%          -1.11%        15 out of 27
----------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
3 Years ..............    4.01%              4.06%           3.71%         9 out of 22
5 Years ..............    5.27%              5.35%           5.06%         7 out of 19
10 Years..............    6.02%              6.11%           6.02%         1 out of 1

The fund's inception date was 11/9/83.
(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
See pages 33—34 for more information about returns, the comparative index, and Lipper fund rankings.

Growth of $10,000 Over 10 Years

[GRAPHIC OMITTED]

[The following table was depicted as a mountain graph in the printed material.]

Value on 2/29/00
California Intermediate-Term Tax-Free    $17,940
Lehman 5-Year GO Index                   $18,093

                        California                Lehman
                     Intermediate-Term            5-Year
Year                     Tax-Free                GO Index
----                 -----------------          ---------
'90                     $ 10,000                 $ 10,000
'91                     $ 10,856                 $ 10,895
'92                     $ 11,688                 $ 11,868
'93                     $ 13,167                 $ 13,190
'94                     $ 13,695                 $ 13,674
'95                     $ 13,881                 $ 13,944
'96                     $ 15,302                 $ 15,325
'97                     $ 15,946                 $ 16,055
'98                     $ 17,158                 $ 17,099
'99                     $ 18,094                 $ 18,077
'00                     $ 17,940                 $ 18,093

$10,000 investment made 2/28/90

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance.The Lehman 5-Year General Obligation Index is provided for comparison in each graph. California Intermediate-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over 10 Years (Periods ended February 28 or 29)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                California               Lehman
             Intermediate-Term           5-Year
Date             Tax-Free               GO Index
----         -----------------          --------
2/91               8.56%                  8.96%
2/92               7.66%                  8.92%
2/93              12.66%                 11.12%
2/94               4.01%                  3.67%
2/95               1.36%                  1.97%
2/96              10.23%                  9.91%
2/97               4.21%                  4.76%
2/98               7.60%                  6.50%
2/99               5.46%                  5.72%
2/00              -0.84%                  0.09%

California Intermediate-Term Tax-Free—Q&A

[PHOTO OMITTED]

An interview with Colleen Denzler, a portfolio manager on the California Tax-Free and Municipal funds investment team.

How did California Intermediate-Term Tax-Free perform during the six months ended February 29, 2000?

The fund posted a positive return despite rising interest rates. For the six-month period, California Intermediate-Term Tax-Free returned 0.90%, which beat the 0.58% average return of the 28 "California Intermediate Municipal Debt Funds" tracked by Lipper Inc.

The fund has consistently outperformed the average California intermediate municipal fund over longer time periods as well (see the previous page).

Why did the fund beat its Lipper group average?

It's partly because of the fund's low expenses. California Intermediate-Term Tax-Free has an annual expense ratio of 0.51%, while its Lipper group averages 0.75%.

Another factor was some adjustments we made to the fund's duration, shortening it in the fourth quarter of 1999.

What was the advantage of a shorter duration?

Duration is a measure of the fund's price volatility as interest rates change. When interest rates rise—as they did over the past six months—the fund's share price typically falls, so we wanted a shorter duration because it helps minimize price declines.

California Intermediate-Term Tax-Free's duration was 5.7 years at the start of the six-month period, but we shortened it to 5.2 years by the end of 1999. We added some shorter-term bonds to the portfolio in December when their yields spiked higher.

Why did their yields jump?

It was a Y2K effect. In mid-December, trading in the California municipal market slowed to a crawl because investors were afraid to commit cash ahead of any possible problems at year-end. The lack of demand in some parts of the market caused yields to rise dramatically, and we were able to find a number of short-term bonds with very attractive yields. These purchases helped shorten the fund's duration and increase its yield at the same time.

Once January rolled around and everything turned out fine, the situation reversed—yields fell back down to previous levels, and our bonds got some nice price gains.

Puerto Rico bonds now make up 11% of California Intermediate-Term Tax-Free's portfolio. Why are these bonds such a large part of the portfolio?

They help boost the fund's yield. Puerto Rico bonds have all the same benefits of California bonds—the interest is free from both federal and state taxes (this is true in all 50 states). But we've been able to get higher yields on Puerto Rico bonds than we could on comparable California bonds.

Among short- and intermediate-term bonds, California municipal yields were lower than municipal yields nationally for most of 1999, and this disparity has become even more pronounced so far in 2000.

Why are California yields so low?

It's a supply and demand imbalance. Issuance of municipal bonds in California has been very light—huge tax revenues produced by a strong economy have reduced the state's borrowing needs.

In contrast, demand for short- and intermediate-term California municipal bonds is extremely heavy. It's mainly individual investors, not institutions or mutual funds. Many of these individuals are taking some of the wealth they've amassed in the technology or entertainment industries and socking it away in municipal bonds.

The combination of high demand and low supply has kept California yields down relative to other states. By the end of February, yields on intermediate-term California municipal bonds were more than 30 basis points (0.30%) lower than the national municipal market, compared with about 10 basis points six months ago.

Do you expect this situation to continue?

More than likely, at least in the near future. Demand from individual investors hasn't shown any sign of slowing down, and it may even pick up if the stock market continues to do well.

The California economy is as healthy as it's been in at least a decade, so issuance will probably continue to be on the low side. It's also good news for the state's credit quality.

The national economy is in great shape, too, and that means the Federal Reserve will almost certainly raise short-term interest rates several more times to slow it down.

Nonetheless, municipal yields have gone up quite a bit in the past year, and we think that most of the rise in yields is behind us.

How do you plan to position the portfolio going forward?

We may look to extend the fund's duration a little in the next six months. That would put the fund in a better position if and when yields peak and start to come back down.

Right now, the fund holds a balance of longer-term bonds and short-term bonds. This is known as a "barbell" because we're heavy at both ends of the maturity scale. The reason for this is the big yield gap that currently exists between intermediate- and long-term California bonds. We bought longer-term bonds to pick up that extra yield, and we offset them with short-term bonds to keep the fund's duration from extending.

Recently, though, that yield gap has started to narrow, and if it continues to do so, we may unwind the barbell position and focus our purchases on intermediate-term bonds.

"The fund has consistently outperformed the average California intermediate municipal fund."

------------------------------
30-Day SEC Yield
------------------------------
                        4.40%
------------------------------
30-Day Tax-Equivalent Yields
------------------------------
34.70% Tax Bracket      6.74%
37.42% Tax Bracket      7.03%
41.95% Tax Bracket      7.57%
45.22% Tax Bracket      8.03%

Portfolio at a Glance

-------------------------------------------------
                              2/29/00     8/31/99
-------------------------------------------------
Number of Securities           150         153
Weighted Average Maturity     7.6 yrs     8.3 yrs
Average Duration              5.4 yrs     5.7 yrs
Expense Ratio                 0.51%*      0.51%

* Annualized.
Investment terms are defined in the Glossary on pages 34-35.

Portfolio Composition by Credit Rating

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
                              As of     As of
                             2/29/00   8/31/99
AAA                            66%       63%
AA                             22%       20%
A                              10%       16%
BBB                             2%        1%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 33 for more information.

Top Five Sectors (as of 2/29/00)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                                 26%
GO                                          20%
Water and Sewer Revenue                     10%
Sales Tax Revenue                           10%
Electric Revenue                             8%

Top Five Sectors (as of 8/31/99)

-----------------------------------------------
                          % of fund investments
-----------------------------------------------
COPs/Leases                                 27%
GO                                          19%
Sales Tax Revenue                           11%
Water and Sewer Revenue                     11%
Electric Revenue                            10%

Investment terms are defined in the Glossary on pages 34-35.

California Intermediate-Term Tax-Free — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                      Value
==============================================================

--------------------------------------------------------------
MUNICIPAL SECURITIES
--------------------------------------------------------------
CALIFORNIA -- 88.8%
 $1,350,000   Alameda Corridor Transportation
                Auth. Rev., Series 1999 A,
                5.00%, 10/1/10 (MBIA)           $    1,343,910
   4,845,000  Alameda County COP, (Santa Rita
                Jail), 5.375%, 6/1/09 (MBIA)         4,983,325
   2,450,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Episcopal Homes Foundation),
                4.80%, 7/1/06                        2,311,600
   4,060,000  Burbank Redevelopment Agency
                Tax Allocation, (West Olive),
                6.50%, 12/1/01 (AMBAC)               4,211,316
     280,000  California Educational Facilities
                Auth. Rev., (Santa Clara
                University), 5.25%, 9/1/10
                (MBIA)                                 282,965
   2,145,000  California Educational Facilities
                Auth. Rev., (University of San
                Diego), 6.75%, 10/1/00,
                Prerefunded at 102% of Par
                (MBIA)(1)                            2,222,992
   1,045,000  California Health Facilities
                Financing Auth. Rev., (Valley
                Presbyterian Hospital), 5.25%,
                5/1/03 (MBIA)                        1,069,035
   1,745,000  California Health Facilities
                Financing Auth. Rev., Series
                1993 A, (St. Francis Memorial
                Hospital), 5.625%, 11/1/02(1)        1,795,169
   3,145,000  California Health Facilities
                Financing Auth. Rev., Series
                1995 A, (Insured Health
                Facility), 6.00%, 7/1/04
                (AMBAC)                              3,316,811
   1,320,000  California Public Works Board
                Energy Efficiency Rev., Series
                1998 A, 5.00%, 10/1/11
                (AMBAC)                              1,301,124
   4,520,000  California Public Works Board
                Lease Rev., Series 1992 A,
                (Archives Building Project),
                6.20%, 12/1/05 (AMBAC)               4,867,226
   1,000,000  California Public Works Board
                Lease Rev., Series 1992 A,
                (Various University of California
                Projects), 5.90%, 12/1/03
                (AMBAC)                              1,049,530
   3,000,000  California Public Works Board
                Lease Rev., Series 1994 A,
                (Various University of California
                Projects), 6.15%, 11/1/04,
                Prerefunded at 102% of Par(1)        3,244,830
   1,470,000  California Public Works Board
                Lease Rev., Series 1996 C,
                (Department of Corrections),
                5.125%, 9/1/11 (MBIA)                1,462,430
   1,010,000  California Public Works Board
                Lease Rev., Series 1997 A,
                (California Science Center),
                4.60%, 10/1/05                       1,005,778
   8,355,000  California Public Works Board
                Lease Rev., Series 1998 A,
                (California Community
                Colleges), 5.25%, 12/1/12
                (AMBAC)                              8,350,405
   7,825,000  California Rural Home Mortgage
                Financing Auth. Lease Rev.,
                Series 1996 A, 4.45%, 8/1/01
                (MBIA)                               7,792,683
   4,795,000  California State Department of
                Water Resource Central Valley
                Project Rev., Series 1992 J-2,
                5.80%, 12/1/04                       5,057,766
   3,260,000  California State Department of
                Water Resource Central Valley
                Project Rev., Series 1998 T,
                5.00%, 12/1/10                       3,245,004
   2,000,000  California State Department of
                Water Resource Center Valley
                Project Rev., Series 1998 U,
                5.125%, 12/1/12                      1,975,880
   1,855,000  California State GO, 7.00%,
                11/1/06 (FGIC)                       2,087,172
   2,050,000  California State GO, 5.00%,
                10/1/07                              2,075,092
   4,000,000  California State GO, 7.50%,
                10/1/07 (MBIA)                       4,653,640
   4,080,000  California State GO, 6.00%,
                10/1/09                              4,369,925
   3,350,000  California State GO, 5.75%,
                4/1/10                               3,515,858
   7,000,000  California State GO, 6.60%,
                2/1/11 (MBIA)                        7,855,050
   5,625,000  California State GO, 4.75%,
                9/1/11                               5,321,588
   3,700,000  California State GO, 5.00%,
                10/1/11                              3,640,763
   6,000,000  California State GO, 5.25%,
                6/1/16                               5,755,620
   8,000,000  California Statewide Communities
                Development Auth. COP,
                (California Lutheran Homes),
                5.375%, 11/15/06(1)                  8,262,960
   2,385,000  California Statewide Communities
                Development Auth. COP, (St.
                Joseph Health System
                Obligation Group), 6.50%,
                7/1/03(1)                            2,526,240
   2,500,000  California Statewide Communities
                Development Auth. COP, (St.
                Joseph Health System
                Obligation Group), 5.25%,
                7/1/11                               2,446,550
   2,180,000  California Statewide Communities
                Development Auth. COP, (St.
                Joseph Health System
                Obligation Group), 5.00%,
                7/1/12                               2,076,559
   2,545,000  Capistrano Unified Public
                Financing Auth. Special Tax
                Rev., Series 1996 A, (First
                Lien), 6.00%, 9/1/06 (AMBAC)         2,720,503
   2,075,000  Chabot Las Positas Community
                College District COP, 5.50%,
                12/1/10 (FSA)                        2,144,616
   1,575,000  Contra Costa Transportation Auth.
                Sales Tax Rev., Series 1993 A,
                5.50%, 3/1/03 (FGIC)                 1,622,612
   5,435,000  Contra Costa Transportation Auth.
                Sales Tax Rev., Series 1993 A,
                6.00%, 3/1/05 (FGIC)                 5,763,057
   1,065,000  Contra Costa Water District Rev.,
                Series 1990 A, 7.00%,
                10/1/00, Prerefunded at 102%
                of Par(1)                            1,105,129
   1,110,000  Contra Costa Water District Rev.,
                Series 1999 J, 5.125%,
                10/1/10 (FGIC)                       1,116,260
   1,170,000  Contra Costa Water District Rev.,
                Series 1999 J, 5.125%,
                10/1/11 (FGIC)                       1,167,917
   1,220,000  Coronado Community
                Development Agency Tax
                Allocation, 6.00%, 9/1/08
                (FSA)                                1,299,776
   2,570,000  East Bay Municipal Utility District
                Water System Rev., 6.00%,
                6/1/05                               2,695,262
   2,665,000  East Bay Municipal Utility District
                Water System Rev., 4.50%,
                6/1/12                               2,437,249
   4,015,000  East Bay Regional Park District
                GO, 5.00%, 9/1/11                    3,971,758
   1,000,000  East Bay Regional Park District
                GO, 5.00%, 9/1/12                      978,630
   5,730,000  Fresno Special Tax, (Community
                Facilities District No. 3), 4.75%,
                9/1/05 (LOC: Rabobank
                International)                       5,679,404
   1,285,000  Garden Grove Agency Community
                Development Tax Allocation,
                5.30%, 10/1/02                       1,295,897
   7,350,000  Imperial Irrigation District COP,
                (Electrical System), 6.50%,
                11/1/07 (MBIA)                       8,116,164
   1,000,000  Intermodal Container Transfer
                Facility Joint Powers Auth. Rev.,
                Series 1999 A, 4.25%,
                11/1/04 (AMBAC)                        987,650
   2,715,000  Irvine Unified School District
                Special Tax, (Community
                Facilities District No. 86-1),
                5.50%, 11/1/10 (AMBAC)               2,802,124
   1,090,000  Kings River Conservation District
                Pine Flat Power Rev., Series
                1999 E, 5.125%, 1/1/15               1,032,415
   2,300,000  Los Angeles Airport Rev., Series
                1995 A, 6.00%, 5/15/05
                (FGIC)                               2,441,496
   4,000,000  Los Angeles Capital Asset Lease
                Rev., 5.875%, 12/1/05
                (AMBAC)                              4,229,120
   1,155,000  Los Angeles Convention and
                Exhibition Center Auth. Lease
                Rev., Series 1993 A, 6.00%,
                8/15/10 (MBIA)                       1,238,922
   3,255,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., Series
                1999 A, (California Equipment
                Program), 4.50%, 6/1/01              3,247,904
   2,785,000  Los Angeles County Capital Asset
                Leasing Corp. Rev., Series
                1999 A, (California Equipment
                Program), 4.60%, 12/1/01             2,775,587
   1,000,000  Los Angeles County Metropolitan
                Transportation Auth. Sales Tax
                Rev., Series 1995 A,
                (Proposition C), 5.90%, 7/1/06
                (AMBAC)                              1,062,970
   3,000,000  Los Angeles County Metropolitan
                Transportation Auth. Sales Tax
                Rev., Series 1997 A,
                (Proposition A), 5.25%, 7/1/12
                (MBIA)                               2,995,740
   1,000,000  Los Angeles County Public
                Properties COP, 6.25%,
                4/1/00 (BIGI)                        1,002,200
   2,625,000  Los Angeles County Sanitation
                Districts Financing Auth. Rev.,
                Series 1993 A, (Capital),
                5.20%, 10/1/05                       2,700,311
   2,900,000  Los Angeles County
                Transportation Commission
                COP, Series 1992 B, 6.00%,
                7/1/01                               2,960,813
   4,665,000  Los Angeles County
                Transportation Commission
                COP, Series 1992 B, 6.20%,
                7/1/03                               4,883,695
   2,000,000  Los Angeles County
                Transportation Commission
                COP, Series 1992 B, 6.25%,
                7/1/04                               2,105,920
   2,500,000  Los Angeles County
                Transportation Commission
                Sales Tax Rev., Series 1991 A,
                (Proposition A), 6.40%, 7/1/01,
                Prerefunded at 102% of Par(1)        2,618,500
   3,515,000  Los Angeles County
                Transportation Commission
                Sales Tax Rev., Series 1992 A,
                (Proposition C), 6.20%, 7/1/04       3,720,206
   3,765,000  Los Angeles County
                Transportation Commission
                Sales Tax Rev., Series 1992 A,
                (Proposition C), 6.40%, 7/1/06       4,066,915
   4,780,000  Los Angeles County Wastewater
                System Rev., Series 1992 B,
                6.20%, 6/1/02, Prerefunded at
                102% of Par (AMBAC)(1)               5,049,927
   2,140,000  Los Angeles Department of Water
                and Power Waterworks Rev.,
                5.00%, 10/15/14 (FGIC)               2,032,251
   1,000,000  Los Angeles Department of Water
                and Power Waterworks Rev.,
                6.30%, 4/15/06 (FGIC)                1,048,690
   2,245,000  Los Angeles GO, Series 1999 B,
                5.375%, 9/1/18                       2,136,364
   1,790,000  Los Angeles Municipal
                Improvement Corp. Lease Rev.,
                Series 1999 D, (Police
                Emergency), 4.375%, 9/1/10           1,657,236
   2,915,000  Los Angeles Municipal
                Improvement Corp. Lease Rev.,
                Series 1999 D, (Police
                Emergency), 4.50%, 9/1/11            2,702,963
   1,900,000  Los Angeles Unified School
                District GO, Series 1997 A,
                6.00%, 7/1/11 (FGIC)                 2,031,347
   1,000,000  Los Angeles Unified School
                District GO, Series 1997 A,
                6.00%, 7/1/15 (FGIC)                 1,053,930
   3,115,000  Los Angeles Unified School
                District GO, Series 1999 C,
                5.50%, 7/1/12 (MBIA)                 3,175,026
   1,000,000  Metropolitan Water District of
                Southern California Waterworks
                Rev., 6.625%, 7/1/01,
                Prerefunded at 102% of Par(1)        1,050,030
   5,505,000  Mid-Peninsula Regional Open
                Space District Financing Auth.
                Rev., 5.25%, 8/1/17 (AMBAC)          5,230,466
   2,700,000  Modesto Irrigation District
                Financing Auth. Rev., Series
                1996 A, 5.80%, 10/1/11
                (MBIA)                               2,828,520
   1,100,000  Mojave Water Agency
                Improvement District GO,
                (Morongo Basin), 5.40%,
                9/1/08 (FGIC)                        1,136,718
   1,110,000  Ontario Redevelopment Financing
                Auth. Local Agency Rev., Series
                1995 A, 5.80%, 9/2/06 (FSA)          1,166,632
   3,000,000  Orange County Water District
                COP, Series 1997 A, 5.00%,
                8/15/14 (MBIA)                       2,853,090
   1,330,000  Oxnard Harbor District Rev.,
                7.00%, 8/1/04 (FSA)                  1,456,629
   3,000,000  Pacific Housing & Finance
                Agency Lease Rev., Series
                1999 A, (Pass Thru Obligation-
                Lease Purchase), 4.625%,
                12/1/04 (MBIA)                       2,986,530
   1,000,000  Ramona Municipal Water District
                COP, 6.90%, 10/1/01
                (AMBAC)                              1,034,630
   2,500,000  Rancho Water District Financing
                Auth. Rev., 4.70%, 8/15/21
                (LOC: Toronto-Dominion Bank)         2,499,950
   1,060,000  Redding Joint Powers Financing
                Auth. Electric System Rev.,
                Series 1996 A, 6.25%, 6/1/07
                (MBIA)                               1,150,778
   1,000,000  Redding Joint Powers Financing
                Auth. Electric System Rev.,
                Series 1996 A, 5.25%, 6/1/15
                (MBIA)                                 965,810
   1,010,000  Richmond Joint Powers Financing
                Auth. Rev., Series 1995 A,
                5.30%, 5/15/06                       1,024,039
   2,080,000  Riverside County Public Financing
                Auth. Special Tax Rev., Series
                1995 A, 5.25%, 9/1/04
                (MBIA)                               2,144,251
   1,225,000  Riverside County Transportation
                Commission Sales Tax Rev.,
                Series 1993 A, 5.60%, 6/1/05
                (AMBAC)                              1,281,228
   2,900,000  Riverside County Transportation
                Commission Sales Tax Rev.,
                Series 1993 A, 5.70%, 6/1/06
                (AMBAC)                              3,052,975
   1,500,000  Riverside Water Rev., 5.375%,
                10/1/11                              1,521,705
   1,025,000  Rocklin Unified School District
                Community Facility Special Tax
                Rev., (No. 1), 5.20%, 9/1/09
                (MBIA)                               1,037,997
   2,600,000  Sacramento County Multifamily
                Housing Rev., Issue 1985 B,
                (Parcwood Apartments), 4.80%,
                9/1/02 (Guaranteed:
                Connecticut General Life
                Insurance)                           2,600,000
   1,000,000  Sacramento Municipal Utility
                District Electric Rev., Series
                1992 A, 6.25%, 8/15/10
                (MBIA)                               1,091,890
   3,820,000  Sacramento Municipal Utility
                District Electric Rev., Series
                1992 C, 5.75%, 11/15/07
                (MBIA)                               3,968,636
   1,890,000  Sacramento Municipal Utility
                District Electric Rev., Series
                1992 C, 5.75%, 11/15/07
                (MBIA)(1)                            1,964,353
   4,500,000  Sacramento Municipal Utility
                District Electric Rev., Series
                1993 D, 5.25%, 11/15/12
                (FGIC)                               4,485,195
   3,500,000  Sacramento Municipal Utility
                District Electric Rev., Series
                1994 H, 5.75%, 1/1/11
                (MBIA)                               3,600,030
   1,205,000  Saddleback Valley Unified School
                District Public Financing Auth.
                Special Tax, 6.00%, 9/1/11
                (FSA)                                1,289,302
   4,490,000  San Bernardino County COP,
                (Medical Center Financing),
                5.00%, 8/1/02                        4,522,867
   5,000,000  San Bernardino County COP,
                Series 1995 A, (Medical Center
                Financing), 5.75%, 8/1/07
                (MBIA)                               5,282,250
     700,000  San Diego County COP,
                (Burnham Institute), 5.70%,
                9/1/11                                 680,855
   7,200,000  San Diego County Water Auth.
                Rev. COP, Series 1991 A,
                6.125%, 5/1/03                       7,480,872
   3,505,000  San Diego Regional
                Transportation Commission
                Sales Tax Rev., Series 1992 A,
                5.50%, 4/1/04 (FGIC)                 3,633,774
   4,000,000  San Diego Regional
                Transportation Commission
                Sales Tax Rev., Series 1994 A,
                6.00%, 4/1/04 (FGIC)                 4,216,280
   1,000,000  San Francisco Bay Area Rapid
                Transit District Sales Tax Rev.,
                5.35%, 7/1/07 (FGIC)                 1,028,860
   3,255,000  San Francisco City and County
                Educational Facilities Unified
                School District GO, Series
                1999 B, 5.50%, 6/15/12               3,303,207
   3,405,000  San Francisco Port Commission
                Rev., 5.625%, 7/1/02                 3,483,213
     950,000  San Jacinto Unified School
                District COP, 3.875%, 10/1/02
                (FSA) (SBBPA: First Union
                National Bank)                         925,718
   4,580,000  San Jose Financing Auth. Rev.,
                Series 1993 A, (Convention
                Center), 6.10%, 9/1/06               4,736,224
   3,950,000  San Jose Financing Auth. Rev.,
                Series 1993 C, (Convention
                Center), 6.00%, 9/1/05               4,084,300
   2,545,000  San Jose Redevelopment Agency
                Tax Allocation, (Merged Area
                Redevelopment), 4.75%,
                8/1/12 (AMBAC)                       2,404,287
   3,875,000  San Jose Redevelopment Agency
                Tax Allocation, Series 1992 A,
                (Merged Area Redevelopment),
                6.00%, 8/1/02 (MBIA)(1)              3,986,290
   1,620,000  San Mateo County Joint Powers
                Auth. Lease Rev., Series
                1997 A, 4.875%, 7/15/11
                (FSA)                                1,577,151
   3,750,000  San Mateo County Transportation
                District Sales Tax Rev., Series
                1993 A, 5.25%, 6/1/15
                (MBIA)                               3,648,038
   1,015,000  Santa Ana Police Administration
                COP, Series 1994 A, 5.50%,
                7/1/07 (MBIA)                        1,050,840
   1,510,000  Santa Clara County Financing
                Auth. Lease Rev., Series
                1997 A, 6.00%, 11/15/12
                (AMBAC)                              1,619,022
   2,855,000  Santa Clara County Financing
                Auth. Lease Rev., Series
                1998 A, (Multiple Facilities),
                4.50%, 5/15/11 (AMBAC)               2,660,146
   1,250,000  Santa Monica-Malibu Unified
                School District GO, 5.25%,
                8/1/13                               1,249,350
   1,785,000  South Sutter Water District
                Hydroelectric Rev., 6.80%,
                8/1/01 (FGIC)                        1,824,734
   3,090,000  Southern California Public Power
                Auth. Rev., (Transmission),
                5.625%, 7/1/03 (MBIA)                3,201,765
   2,000,000  Southern California Public Power
                Auth. Rev., 6.75%, 7/1/00            2,018,880
   3,000,000  Southern California Public Power
                Auth. Rev., 6.75%, 7/1/01            3,081,930
   4,065,000  Southern California Rapid Transit
                District COP, (Workers
                Compensation), 6.20%, 7/1/02
                (MBIA)                               4,222,112
   5,000,000  Southern California Rapid Transit
                District COP, (Workers
                Compensation), 6.40%, 7/1/04
                (MBIA)                               5,217,350
   2,000,000  Stanislaus County COP, 5.50%,
                5/1/06 (MBIA)                        2,080,920
   1,800,000  Sweetwater Auth. Water Rev.,
                5.25%, 4/1/10 (AMBAC)                1,827,396
   1,150,000  Taft Public Financing Auth. Lease
                Rev., Series 1997 A,
                (Community Correctional
                Facility), 5.50%, 1/1/06             1,169,930
   4,000,000  University of California Rev.,
                (Multi-Purpose), 6.875%,
                9/1/02, Prerefunded at 102%
                of Par (MBIA)(1)                     4,303,000
   1,950,000  University of California Rev.,
                (University Medical Center),
                5.60%, 7/1/09 (AMBAC)                2,013,394
   2,510,000  Watsonville Hospital Insured Rev.,
                Series 1996 A, (Watsonville
                Community Hospital), 5.45%,
                7/1/03 (California Mortgage
                Insurance)                           2,578,071
   2,000,000  West & Central Basin Financing
                Auth. Rev., Series 1993 B,
                5.25%, 8/1/08 (AMBAC)                2,029,120
   3,980,000  Whittier Health Facility Rev.,
                (Presbyterian Intercommunity),
                6.00%, 6/1/06 (MBIA)                 4,231,815
   1,465,000  Woodland Wastewater System
                COP, 6.00%, 3/1/06 (AMBAC)           1,560,108
                                                  ------------
                                                   381,706,705
                                                  ------------

PUERTO RICO -- 11.2%
   2,500,000  Puerto Rico Commonwealth GO,
                6.45%, 7/1/04, Prerefunded at
                101.5% of Par(1)                     2,703,976
   1,000,000  Puerto Rico Commonwealth GO,
                6.50%, 7/1/04, Prerefunded at
                101.5% of Par(1)                     1,083,530
   1,900,000  Puerto Rico Commonwealth GO,
                7.50%, 7/1/04 (MBIA)                 2,100,564
   2,400,000  Puerto Rico Commonwealth GO,
                (Public Improvement), 5.00%,
                7/1/05 (MBIA)                        2,420,520
   3,000,000  Puerto Rico Commonwealth GO,
                (Public Improvement), 5.00%,
                7/1/05 (MBIA)                        3,025,650
   3,000,000  Puerto Rico Commonwealth GO,
                (Public Improvement), 5.25%,
                7/1/11                               2,948,280
   5,000,000  Puerto Rico Commonwealth GO,
                (Public Improvement), 4.50%,
                7/1/23 (FSA)                         4,029,350
   3,000,000  Puerto Rico Commonwealth
                Infrastructure Financing Auth.
                Special Tax Rev., Series
                1998 A, 5.50%, 7/1/08
                (AMBAC)                              3,093,810
   5,790,000  Puerto Rico Electric Power Auth.
                Rev., Series 1998 DD, 4.50%,
                7/1/19 (FSA)                         4,794,816
   2,500,000  Puerto Rico Municipal Finance
                Agency, Series 1999 A, 5.00%,
                8/1/02                               2,512,050
   9,000,000  Puerto Rico Municipal Finance
                Agency, Series 1999 B, 5.00%,
                8/1/05 (FSA)                         9,073,980
   1,450,000  Puerto Rico Municipal Finance
                Agency, Series 1999 B, 6.00%,
                8/1/15 (FSA)                         1,508,942
   1,000,000  Puerto Rico Public Buildings Auth.
                Rev., Series 1992 K, 6.875%,
                7/1/02, Prerefunded at
                101.5% of Par(1)                     1,066,640
   3,090,000  Puerto Rico Public Buildings Auth.
                Rev., Series 1995 A, 6.25%,
                7/1/09 (AMBAC)                       3,345,203
   4,500,000  Puerto Rico Public Finance Corp.,
                Series 1998 A, 5.375%,
                6/1/11 (AMBAC)                       4,552,695
                                                  ------------
                                                    48,260,006
                                                  ------------
TOTAL INVESTMENT SECURITIES -- 100.0%             $429,966,711
                                                  ============
   (Cost $429,522,071)

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
BIGI = Bond Investor's Guaranty Inc.
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

California Long-Term Tax-Free — Performance

Total Returns as of February 29, 2000

                      --------------------   ----------------  ----------------------------------
                      California Long-Term   Lehman Long-Term  California Municipal Debt Funds(2)
                            Tax-Free          Municipal Index   Average Return   Fund's Ranking
                      --------------------   ----------------  ---------------   ----------------
6 Months(1) ........         -0.74%               -2.03%            -1.40%             --
1 Year .............         -4.68%               -6.23%            -4.88%       67 out of 108
-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------------
3 Years ............          3.54%                3.60%             3.05%        28 out of 92
5 Years ............          5.52%                5.85%             4.87%        15 out of 78
10 Years ...........          6.66%                7.28%             6.18%         9 out of 39

The fund's inception date was 11/9/83.
(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
See pages 33-34 for more information about returns, the comparative index, and Lipper fund rankings.

Growth of $10,000 Over 10 Years

[GRAPHIC OMITTED]

[The following table was depicted as a line graph in the printed material.]

Value on 2/29/00
California Long-Term Tax-Free              $19,047
Lehman Long-Term Municipal Index           $20,191

              California Long-Term Tax-Free    Lehman Long-Term Municipal Index
Date                     Value                              Value
'90                    $10,000                            $10,000
'91                    $10,851                            $10,929
'92                    $11,921                            $12,173
'93                    $13,643                            $14,158
'94                    $14,532                            $15,047
'95                    $14,556                            $15,192
'96                    $16,341                            $17,100
'97                    $17,160                            $18,156
'98                    $18,819                            $20,237
'99                    $19,980                            $21,533
'00                    $19,047                            $20,191

$10,000 investment made 2/28/90

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over 10 Years (Periods ended February 28 or 29)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

           California Long-Term Tax-Free    Lehman Long-Term Municipal Index
Date                Return                              Return
2/91                 8.51%                               9.30%
2/92                 9.86%                               11.37%
2/93                14.45%                              16.33%
2/94                 6.51%                               6.27%
2/95                 0.17%                               0.96%
2/96                12.26%                              12.56%
2/97                 5.01%                               6.18%
2/98                 9.67%                               11.47%
2/99                 6.17%                               6.40%
2/00                -4.68%                              -6.23%

California Long-Term Tax-Free — Q&A

[PHOTO OMITTED]

An interview with Dave MacEwen, a portfolio manager on the California Tax-Free and Municipal funds investment team.

"The fund's yield translates into a tax-equivalent yield of about 9.5% for investors in the highest combined state and federal income tax bracket."

Yields as of February 29, 2000

--------------------------------
30-Day SEC Yield
--------------------------------
                           5.19%

--------------------------------
30-Day Tax-Equivalent Yields
--------------------------------
34.70% Tax Bracket         7.95%
37.42% Tax Bracket         8.29%
41.95% Tax Bracket         8.93%
45.22% Tax Bracket         9.47%

Portfolio at a Glance

--------------------------------------------------------
                                2/29/00         8/31/99
--------------------------------------------------------
Number of Securities              80              90
Weighted Average Maturity      18.3 yrs        19.3 yrs
Average Duration                9.6 yrs         9.4 yrs
Expense Ratio                    0.51%*          0.51%

* Annualized.

Investment terms are defined in the Glossary on pages 34-35.

How did California Long-Term Tax-Free perform during the six months ended February 29, 2000?

The fund outperformed its peers in a difficult period for municipal bond funds. California Long-Term Tax-Free returned -0.74%, beating the -1.40% average return of 110 "California Municipal Debt Funds" tracked by Lipper Inc.

The fund's longer-term results were also better than those of its peers. For the three-, five-, and 10-year periods ended February 29, the fund ranked in the top third of its peer group (see the previous page for more fund performance comparisons).

Additionally, California Long-Term Tax-Free produced more state and federal tax-free income than its peers. The fund's 30-day SEC yield as of February 29 was 5.19%, compared with the 4.74% average yield of the Lipper group. The fund's yield translates into a tax-equivalent yield of about 9.5% for investors in the highest combined state and federal income tax bracket (see the table at left).

Why did the fund beat its peers during the past six months?

A key ingredient in the fund's outperformance was its below-average expenses. As of February 29, the fund's expense ratio was 0.51%, compared with the 1.07% average for its Lipper group. All else being equal, lower expenses mean higher yields and returns.

Another key factor was the fund's heightened interest-rate sensitivity, as measured by its somewhat long duration relative to its peers. (The longer a fund's duration, the more the share price will rise and fall in response to interest rate changes.)

The fund's longer duration hurt performance in the final months of 1999 when interest rates rose and prices fell, but it has boosted performance so far in 2000 as long-term municipal bonds have rallied.

How did the fund end up with a longer duration in a rising interest rate environment?

Our longer duration was partly a function of our larger-than-average weighting in discount bonds. Discount bonds trade below par (face) value and carry interest payments below prevailing market rates. As a result, they tend to have longer durations because they are less likely to be called (refinanced) by their issuers before maturity.

We loaded up on discount bonds more than a year ago when our outlook called for falling interest rates in response to global economic weakness and low inflation. We thought the discount bonds would give the portfolio "call protection" if, as we expected, interest rates fell and calls became prevalent. This call protection effectively lengthened the duration of the portfolio.

The discount bonds detracted from performance when interest rates and bond yields rose during the final four months of 1999. Even so, we were reluctant to sell discount bonds at distressed prices and walk away from a strategy we believed ultimately would benefit the fund.

That patience was rewarded in early 2000 when long-term municipal bonds rallied and discount bonds became more attractive, boosting fund performance. The stronger market also presented us with opportunities to sell some of our discount holdings at attractive prices. We redeployed some of the proceeds of those sales into bonds rated BBB.

Why were BBB-rated bonds attractive? And what types did you buy?

The spread — or difference in yield — between bonds rated AAA and those rated BBB widened significantly. In other words, bonds rated BBB offered an increasing yield advantage over higher-rated bonds. By the end of February, for example, a typical 30-year BBB bond offered about 50 basis points (0.50%) more yield than a AAA-rated security with a comparable maturity.

In terms of sectors, we focused on BBB-rated tax allocation bonds, which are used to finance improvements in redevelopment areas (such as urban neighborhoods).

What's your outlook for interest rates and the bond market?

We're cautiously optimistic. Inflation has remained in check, despite stronger-than-expected U.S. economic growth. The broad U.S. inflation gauges haven't changed much recently. Even the recent rise in the price of oil, which topped $30 a barrel earlier this year, hasn't affected the inflation picture much.

Although our long-term outlook is constructive, it's quite likely that the bond market will gyrate over the short-term as the war between "good" — low inflation — and "evil" — tight labor markets and wage pressures — rages on. It's quite possible that the Federal Reserve will continue to raise interest rates in their pre-emptive battle against inflation. Our view, however, is that non-inflationary, moderate economic growth will ultimately triumph, providing a favorable backdrop for bonds.

There's another reason for optimism — municipal bonds currently offer attractive values relative to U.S. Treasury securities. Long-term municipal bonds have higher yields than Treasury bonds before factoring in their tax benefits. To the extent that investors gravitate toward that value, demand should strengthen and benefit municipals. We also expect supply to remain low, which will likely continue to help the municipal bond market.

Given your outlook, what are your plans for the fund over the next six months?

We're likely to keep the fund's duration slightly longer than that of its peers as long as our outlook is upbeat. But most importantly, we plan to stick with the same value orientation that has contributed to our long-term success. We'll continue working with our credit research staff to uncover attractively valued securities that have the potential to enhance returns. Over the near term, we think some of those values will come from the BBB-rated sector.

Portfolio Composition by Credit Rating

--------------------------------
           % of fund investments
--------------------------------
            As of         As of
           2/29/00       8/31/99
AAA          59%           59%
AA           15%           11%
A            18%           24%
BBB           8%            6%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 33 for more information.

Top Five Sectors (as of 2/29/00)

--------------------------------
           % of fund investments
--------------------------------
COPs/Leases                21%
GO                         14%
Tax Allocation Revenue     13%
Hospital Revenue            9%
Prerefunded/ETM             7%

Top Five Sectors (as of 8/31/99)

--------------------------------
           % of fund investments
--------------------------------
COPs/Leases                19%
Tax Allocation Revenue     16%
GO                         14%
Water and Sewer Revenue     8%
Hospital Revenue            7%

Investment terms are defined in the Glossary on pages 34-35.

California Long-Term Tax-Free — Schedule of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount                                                      Value
================================================================================

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.8%
--------------------------------------------------------------------------------

CALIFORNIA -- 93.7%
$  2,300,000      Alameda County COP, 6.80%,
                    6/15/17 (MBIA)(1)                               $    826,689
   5,400,000      Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Episcopal Homes Foundation),
                    5.125%, 7/1/18                                     4,466,988
   1,000,000      Blythe Redevelopment No. 1 Tax
                    Allocation, 5.80%, 5/1/28                            868,140
   2,700,000      Brea Public Finance Auth. Rev.
                    Tax Allocation, (Project Area
                    AB), 7.00%, 8/1/15 (MBIA)                          2,838,159
   1,220,000      Brea Redevelopment Agency Tax
                    Allocation, (Project AB),
                    6.125%, 8/1/13 (MBIA)                              1,264,225
   1,500,000      California Educational Facilities
                    Auth. Rev., Series 1997 B,
                    (Pooled College & University
                    Projects), 6.30%, 4/1/21                           1,465,545
   1,500,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1988 A, (H.M. Newhall
                    Memorial Hospital), 8.00%,
                    10/1/18 (California Mortgage
                    Insurance)                                         1,519,005
   3,000,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/09(1)                                  1,819,230
   1,730,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1990 A, (Gould Medical),
                    7.30%, 4/1/20(2)                                   1,777,056
   2,500,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1991 B, (Adventist Health),
                    6.75%, 3/1/14 (MBIA)                               2,591,375
   2,000,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1992 A, 6.75%, 3/1/20
                    (California Mortgage Insurance)                    2,075,960
   1,290,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1992 C, (AIDS Healthcare
                    Foundation), 6.25%, 9/1/17
                    (California Mortgage Insurance)                    1,306,873
   5,165,000      California Health Facilities
                    Financing Auth. Rev., Series
                    1993 C, (St. Francis Memorial
                    Hospital), 5.875%, 11/1/23(2)                      5,177,654
   4,655,000      California Housing Finance
                    Agency Home Mortgage Rev.,
                    Series 1994 G, 7.25%, 8/1/17                       4,786,504
   1,125,000      California Housing Finance
                    Agency Home Mortgage Rev.,
                    Series 1995 C, 6.80%, 8/1/17                       1,151,032
   1,290,000      California Housing Finance
                    Agency Multi-Unit Rental
                    Housing Rev., 6.875%, 2/1/22                       1,308,563
  17,100,000      California Public Works Board
                    Lease Rev., Series 1993 D,
                    (Department of Corrections),
                    5.25%, 6/1/15 (FSA)                               16,583,751
   3,000,000      California State GO, 6.125%,
                    10/1/11 (AMBAC)                                    3,258,180
   9,000,000      California State GO, 4.50%,
                    12/1/21 (FGIC)                                     7,263,360
   4,655,000      California State GO, 4.50%,
                    12/1/24 (FGIC)                                     3,701,982
   7,500,000      California State GO, 4.25%,
                    10/1/26 (MBIA)                                     5,665,350
   1,410,000      California State GO, Series
                    1984 B, (New Prison
                    Construction), 10.00%, 8/1/03                      1,649,686
   9,000,000      California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks),
                    5.00%, 8/1/22 (AMBAC,
                    California Mortgage Insurance)                     7,883,010
   5,695,000      Capistrano Unified School District
                    Community Facilities Special
                    Tax, (Refunding Issue 1988-1),
                    6.50%, 9/1/14 (FSA)                                6,116,943
   1,000,000      Coachella Valley Water District
                    71 COP, (Flood Control),
                    6.75%, 10/1/02, Prerefunded
                    at 102% of Par(2)                                  1,073,200
   1,320,000      Coalinga Public Financing Auth.
                    Local Obligation Rev., Series
                    1998 A, 6.375%, 9/15/21
                    (AMBAC)                                            1,421,125
  13,500,000      Compton Redevelopment Agency
                    Tax Allocation, Series 1995 A,
                    6.50%, 8/1/13 (FSA)                               14,359,410
   2,580,000      Concord Joint Power Financing
                    Auth. Lease Rev., (Police
                    Facilities), 5.25%, 8/1/13                         2,537,224
   3,805,000      Contra Costa County Public
                    Financing Auth. Tax Allocation
                    Rev., 5.25%, 8/1/28                                3,134,749
   3,605,000      Inglewood Redevelopment
                    Agency Tax Allocation, Series 1998 A, (Merged
                    Redevelopment), 5.25%, 5/1/23 (AMBAC)              3,300,125
   1,815,000      Kern County High School District
                    GO, 7.15%, 8/1/14 (MBIA)(2)                        2,121,336
   1,000,000      Long Beach Industrial
                    Development Rev., Series
                    1998 A, (CSU Foundation),
                    5.25%, 2/1/23                                        811,810
   1,305,000      Los Altos Association of Bay
                    Area Governments COP,
                    5.90%, 5/1/27                                      1,270,613
   3,475,000      Los Angeles Community
                    Redevelopment Agency
                    Housing Rev., Series 1994 A,
                    6.45%, 7/1/17 (AMBAC)                              3,545,091
   2,000,000      Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 1996 A, 6.00%,
                    7/1/06, Prerefunded at 101%
                    of Par (MBIA)(2)                                   2,149,600
   3,340,000      Los Angeles Department of Water
                    and Power Waterworks Rev.,
                    4.50%, 10/15/24                                    2,636,396
   1,000,000      Los Angeles Transportation
                    Commission Sales Tax Rev.,
                    6.50%, 7/1/13 (MBIA)                               1,040,940
   1,865,000      Mendocino Coast District Health
                    Care Facility Rev., 5.875%,
                    2/1/20 (California Mortgage
                    Insurance)                                         1,824,231
   8,000,000      Metropolitan Water District of
                    Southern California Waterworks
                    Rev., 5.75%, 8/10/18                               7,936,880
   4,650,000      Metropolitan Water District of
                    Southern California Waterworks
                    Rev., Series 1996 B,  4.75%,
                    7/1/21 (MBIA)                                      3,918,276
   5,150,000      Mid-Peninsula Regional Open
                    Space District GO, 7.00%,
                    9/1/14                                             5,551,906
   5,830,000      Modesto, Stockton, Redding
                    Public Power Agency Rev.,
                    Series 1989 D, (San Juan),
                    6.75%, 7/1/20 (MBIA)(2)                            6,470,192
   3,000,000      Oakland Redevelopment Agency
                    Tax Allocation, (Central District),
                    5.50%, 2/1/14 (AMBAC)                              3,036,300
   2,960,000      Orange County Water District
                    COP, Series 1999 A, 5.25%,
                    8/15/22                                            2,703,279
   1,855,000      Pacifica Financing Auth. Sewer
                    Rev., 6.20%, 8/1/26                                1,790,279
   2,950,000      Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                   3,152,193
   4,475,000      Pittsburg Redevelopment Agency
                    Tax Allocation, (Los Medanos
                    Community Development),
                    6.20%, 8/1/19                                      4,249,863
   5,000,000      Pittsburg Redevelopment Agency
                    Tax Allocation, (Los Medanos
                    Community Development),
                    6.25%, 8/1/26                                      4,696,300
   2,100,000      Pomona Public Financing Auth.
                    Rev., Series 1992 A, (Water
                    Treatment), 6.10%, 7/1/02,
                    Prerefunded at 102% of Par
                    (AMBAC)(2)                                         2,214,618
   4,075,000      Riverside County Asset Leasing
                    Corp. Leasehold Rev., Series
                    1997 B, (Riverside County
                    Hospital), 5.00%, 6/1/19
                    (MBIA)                                             3,615,136
   8,705,000      Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.25%, 7/1/24
                    (AMBAC)                                            7,993,889
   1,000,000      Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax, Series 1997 A,
                    6.00%, 9/1/16 (FSA)                                1,047,680
   3,400,000      San Diego County COP, 5.625%,
                    9/1/12 (AMBAC)                                     3,453,448
   3,500,000      San Diego County Regional
                    Transportation Commission
                    Sales Tax Rev., Series 1991 A,
                    6.93%, 4/1/04(1)(2)                                2,895,060
   9,000,000      San Francisco City and County
                    Airport Commission
                    International Airport Rev., Issue
                    20, 4.50%, 5/1/23 (MBIA)                           7,201,530
   4,200,000      San Francisco City and County
                    Airport Commission
                    International Airport Rev., Issue
                    20, 4.50%, 5/1/26 (MBIA)                           3,319,722
   1,000,000      San Francisco City and County
                    Redevelopment Hotel Tax Rev.,
                    6.75%, 7/1/04, Prerefunded at
                    102% of Par (FSA)(2)                               1,100,240
   3,000,000      San Jose Financing Auth. Rev.,
                    Series 1993 C, (Convention
                    Center), 6.375%, 9/1/13                            3,120,810
   7,575,000      San Jose Financing Auth. Rev.,
                    Series 1993 D, (Central Service
                    Yard), 5.25%, 10/15/23                             6,692,285
   5,000,000      San Marino Unified School
                    District GO, Series 1998 B,
                    5.00%, 6/1/23                                      4,368,450
   3,975,000      San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital
                    Projects Program), 6.50%,
                    7/1/16 (MBIA)                                      4,374,607
   4,000,000      San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital
                    Projects Program), 6.00%,
                    7/1/19 (MBIA)                                      4,113,080
   3,500,000      Santa Ana Financing Auth. Lease
                    Rev., 6.25%, 7/1/15 (MBIA)                         3,778,740
   4,830,000      Santa Monica Community College
                    District COP, Series 1997 A,
                    5.90%, 2/1/27                                      4,673,653
   1,455,000      South Orange County Public
                    Financing Auth. Special Tax
                    Rev., Series 1999 A, 5.375%,
                    8/15/10 (FSA)                                      1,486,501
   2,670,000      South Orange County Public
                    Financing Auth. Special Tax
                    Rev., Series 1999 A, 5.375%,
                    8/15/11 (FSA)                                      2,708,341
   2,745,000      South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    1999 A, 5.375%, 10/1/30                            2,227,568
   3,260,000      Southern California Public Power
                    Auth. Rev., 6.00%, 7/1/18                          3,259,544
   7,315,000      Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                                8,333,833
   3,730,000      Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                                4,255,706
   1,425,000      Southern California Public Power
                    Auth. Rev., (Transmission),
                    7.00%, 7/1/09                                      1,466,054
   3,000,000      Southern California Public Power
                    Auth. Rev., Series 1989 A,
                    7.15%, 7/1/04 (AMBAC)(1)                           2,446,620
   2,000,000      Southern Orange County Finance
                    Auth. Special Tax Rev., Series
                    1994 A, 7.00%, 9/1/11
                    (MBIA)                                             2,305,960
   2,850,000      Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association), 5.70%,
                    12/1/14                                            2,548,299
   2,000,000      Taft Public Financing Auth. Lease
                    Rev., Series 1997 A,
                    (Community Correctional
                    Facility), 6.05%, 1/1/17                           2,002,380
   1,400,000      Torrance Redevelopment Agency
                    Tax Allocation, Series 1998 A,
                    (Downtown Redevelopment),
                    5.60%, 9/1/28                                      1,175,425
   3,020,000      Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Watsonville
                    Community Hospital), 6.20%,
                    7/1/12 (California Mortgage
                    Insurance)(2)                                      3,205,369
                                                                    ------------
                                                                     273,481,126
                                                                    ------------

PUERTO RICO -- 5.1%
  16,250,000      Puerto Rico Commonwealth GO,
                    4.50%, 7/1/23                                     12,739,025
   2,000,000      Puerto Rico Municipal Finance
                    Agency, Series 1999 A, 5.00%,
                    8/1/02                                             2,009,640
                                                                    ------------
                                                                      14,748,665
                                                                    ------------

TOTAL MUNICIPAL SECURITIES 288,229,791
  (Cost $295,210,808)

--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES(3) -- 1.2%
--------------------------------------------------------------------------------

   4,000,000      Northern California Transmission
                    Rev., Inverse Floater, 6.56%,
                    4/29/24 (MBIA)                                     3,470,000
                                                                    ------------
(Cost $3,963,920)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $291,699,791
                                                                    ============
  (Cost $299,174,728)

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GO = General Obligation
MBIA = MBIA Insurance Corp.

(1) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change.

Statements of Assets and Liabilities

This statement breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                                                         INTERMEDIATE-
                                                       LIMITED-TERM           TERM             LONG-TERM
FEBRUARY 29, 2000 (UNAUDITED)                            TAX-FREE           TAX-FREE            TAX-FREE

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------

Investment securities, at value (identified cost
  of $150,036,621, $429,522,071, and $299,174,728,
  respectively) (Note 3) ...........................    $149,804,479       $429,966,711       $291,699,791
Receivable for investments sold ....................              --          1,495,200                 --
Interest receivable ................................       2,048,623          6,470,376          3,764,999
                                                        ------------       ------------       ------------
                                                         151,853,102        437,932,287        295,464,790
                                                        ------------       ------------       ------------

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------

Disbursements in excess of demand deposit cash .....       6,902,149          4,024,117          3,419,189
Payable for investments purchased ..................       4,442,045          1,465,522                 --
Accrued management fees (Note 2) ...................          56,578            174,342            117,464
Dividends payable ..................................          65,479            221,588            173,929
Accrued trustees' fees and expenses ................             228                703                473
Accrued expenses and other liabilities .............              --                150                 60
                                                        ------------       ------------       ------------
                                                          11,466,479          5,886,422          3,711,115
                                                        ------------       ------------       ------------
Net Assets .........................................    $140,386,623       $432,045,865       $291,753,675
                                                        ============       ============       ============

----------------------------------------------------------------------------------------------------------
CAPITAL SHARES
----------------------------------------------------------------------------------------------------------

Outstanding (unlimited number of shares
  authorized) ......................................      13,777,307         40,396,397         27,795,144
                                                        ============       ============       ============
Net Asset Value Per Share ..........................    $      10.19       $      10.70       $      10.50
                                                        ============       ============       ============

----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------

Capital paid in ....................................    $141,443,651       $434,773,116       $301,952,167
Accumulated net realized loss on investment
  transactions .....................................        (824,886)        (3,171,891)        (2,723,555)
Net unrealized appreciation (depreciation)
  on investments (Note 3) ..........................        (232,142)           444,640         (7,474,937)
                                                        ------------       ------------       ------------
                                                        $140,386,623       $432,045,865       $291,753,675
                                                        ============       ============       ============

Statements of Operations

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

                                                    LIMITED-TERM  INTERMEDIATE-TERM      LONG-TERM
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000            TAX-FREE        TAX-FREE            TAX-FREE
  (UNAUDITED)

----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------

Income:
Interest ..........................................  $ 3,166,050      $11,401,872       $  8,929,748
                                                     -----------      -----------       ------------

Expenses (Note 2):
Management fees ...................................      355,610        1,128,968            782,620
                                                     -----------      -----------       ------------
Trustees' fees and expenses .......................        2,058            6,535              4,537
                                                     -----------      -----------       ------------
                                                         357,668        1,135,503            787,157
                                                     -----------      -----------       ------------

Net investment income .............................    2,808,382       10,266,369          8,142,591
                                                     -----------      -----------       ------------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  (NOTE 3)
----------------------------------------------------------------------------------------------------

Net realized loss on investments ..................     (379,550)      (2,391,943)        (1,816,949)
Change in net unrealized appreciation
  on investments ..................................     (775,774)      (4,148,651)        (8,981,065)
                                                     -----------      -----------       ------------

Net realized and unrealized loss on investments ...   (1,155,324)      (6,540,594)       (10,798,014)
                                                     -----------      -----------       ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations .......................  $ 1,653,058      $ 3,725,775       $ (2,655,423)
                                                     ===========      ===========       ============

Statements of Changes in Net Assets

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED) AND YEAR ENDED AUGUST 31, 1999

                                         -------------------------------       --------------------------------       ---------------------------------
                                                  LIMITED-TERM                        INTERMEDIATE-TERM                          LONG-TERM
                                                    TAX-FREE                              TAX-FREE                                TAX-FREE
                                         -------------------------------       --------------------------------       ---------------------------------

Increase (Decrease) in Net Assets            2000                1999              2000                1999               2000                1999

-------------------------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------------------------------

Net investment income ................   $  2,808,382       $  5,576,900       $ 10,266,369       $  21,015,700       $  8,142,591       $  16,920,555
Net realized gain (loss)
  on investments .....................       (379,550)           135,223         (2,391,943)          1,469,341         (1,816,949)            178,811
Change in net unrealized
  appreciation on investments ........       (775,774)        (2,294,647)        (4,148,651)        (19,090,647)        (8,981,065)        (23,792,754)
                                         ------------       ------------       ------------       -------------       ------------       -------------
Net increase (decrease) in
  net assets resulting
  from operations ....................      1,653,058          3,417,476          3,725,775           3,394,394         (2,655,423)         (6,693,388)
                                         ------------       ------------       ------------       -------------       ------------       -------------

-------------------------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------------------------------

From net investment income ...........     (2,808,382)        (5,576,900)       (10,266,369)        (21,023,720)        (8,142,591)        (16,929,588)
From net realized gains on
  investment transactions ............             --                 --                 --          (4,068,589)                --          (1,834,114)
In excess of net realized gains
  on investment transactions .........             --                 --                 --            (779,994)                --            (906,606)
                                         ------------       ------------       ------------       -------------       ------------       -------------
Decrease in net assets
  from distributions .................     (2,808,382)        (5,576,900)       (10,266,369)        (25,872,303)        (8,142,591)        (19,670,308)
                                         ------------       ------------       ------------       -------------       ------------       -------------

-------------------------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------------------------------

Proceeds from shares sold ............     59,373,334         65,637,307        135,531,360         161,571,112         63,460,556         159,063,547
Proceeds from reinvestment
  of distributions ...................      1,893,727          3,592,859          7,283,428          19,097,750          5,525,434          13,437,962
Payments for shares redeemed .........    (61,274,562)       (55,657,881)       164,087,533)       (158,935,588)       (99,061,514)       (138,704,256)
                                         ------------       ------------       ------------       -------------       ------------       -------------
Net increase (decrease) in
  net assets from capital
  share transactions .................         (7,501)        13,572,285        (21,272,745)         21,733,274        (30,075,524)         33,797,253
                                         ------------       ------------       ------------       -------------       ------------       -------------
Net increase (decrease)
  in net assets ......................     (1,162,825)        11,412,861        (27,813,339)           (744,635)       (40,873,538)          7,433,557

-------------------------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------------------------------

Beginning of period ..................    141,549,448        130,136,587        459,859,204         460,603,839        332,627,213         325,193,656
                                         ------------       ------------       ------------       -------------       ------------       -------------
End of period ........................   $140,386,623       $141,549,448       $432,045,865       $ 459,859,204       $291,753,675       $ 332,627,213
                                         ============       ============       ============       =============       ============       =============

-------------------------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF THE FUNDS
-------------------------------------------------------------------------------------------------------------------------------------------------------

Sold .................................      5,806,051          6,293,053         12,629,895          14,367,915          5,997,502          13,855,858
Issued in reinvestment
  of distributions ...................        185,413            344,983            679,153           1,699,082            523,359           1,167,760
Redeemed .............................     (5,996,463)        (5,337,253)       (15,299,954)        (14,186,136)        (9,365,953)        (12,126,150)
                                         ------------       ------------       ------------       -------------       ------------       -------------
Net increase (decrease) ..............         (4,999)         1,300,783         (1,990,906)          1,880,861         (2,845,092)          2,897,468
                                         ============       ============       ============       =============       ============       =============

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Limited-Term Tax-Free Fund (Limited-Term), California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California Long-Term Tax-Free Fund (Long-Term) (the funds) are three of the seven funds issued by the trust. The funds are diversified under the 1940 Act. The funds seek to obtain as high a level of interest income exempt from federal and California income taxes as is consistent with prudent investment management and conservation of shareholders' capital. The funds invest primarily in municipal obligations with maturities based on each fund's investment objective. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

Security Valuations — Portfolio securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income for the funds are declared daily and distributed monthly. Distributions from net realized gains for the funds are declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

At August 31, 1999, accumulated net realized capital loss carryovers of $445,336 for Limited-Term (expiring in 2004) may be used to offset future taxable gains.

Intermediate-Term and Long-Term have elected to treat $785,227 and $905,983, respectively, of net capital losses incurred in the ten month period ended August 31, 1999, as having been incurred in the following fiscal year.

Futures Contracts — Each fund may buy and sell interest rate futures contracts relating to debt securities. Each fund may use futures transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts may include the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized gain or loss. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively. There were no open futures contracts at February 29, 2000.

Additional Information — Funds Distributor, Inc. (FDI) is a distributor of the trust. Certain officers of FDI are also officers of the trust.

2. Transactions with Related Parties

The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 29, 2000, the effective annual management fee was 0.51%, for Limited-Term, Intermediate-Term, and Long-Term.

Effective March 13, 2000, American Century Investment Services, Inc. (ACIS), became a distributor of the trust.

Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, a distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3. Investment Transactions

Investment transactions, excluding short-term investments, were as follows:

                                LIMITED-TERM         INTERMEDIATE-TERM         LONG-TERM
                                  TAX-FREE               TAX-FREE               TAX FREE

------------------------------------------------------------------------------------------
PURCHASES
------------------------------------------------------------------------------------------

Municipal Obligations ........   $72,186,244            $68,954,174            $16,261,858

------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
------------------------------------------------------------------------------------------

Municipal Obligations ........   $63,241,039            $89,380,290            $42,908,734

On February 29, 2000, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                LIMITED-TERM         INTERMEDIATE-TERM         LONG-TERM
                                  TAX-FREE               TAX-FREE               TAX FREE
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

Appreciation .................   $ 401,028              $ 6,661,365           $  6,321,911
Depreciation .................    (633,170)              (6,216,725)           (13,796,848)
                                 ---------              -----------           ------------
Net ..........................   $(232,142)             $   444,640           $ (7,474,937)
                                 =========              ===========           ============

The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Bank Loans

The funds, along with certain other funds managed by ACIM, entered into an unsecured $620,000,000 bank line of credit agreement with Chase Manhattan Bank. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the period ended February 29, 2000.

California Limited-Term Tax-Free — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                         For a Share Outstanding Throughout the Years Ended August 31 (except as noted)

                                                2000(1)          1999            1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......   $  10.27        $  10.43        $  10.30        $  10.19        $  10.23        $  10.12
                                               --------        --------        --------        --------        --------        --------
Income From Investment Operations
  Net Investment Income ....................       0.20            0.39            0.42            0.43            0.43            0.41
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions .............      (0.08)          (0.16)           0.13            0.11           (0.04)           0.11
                                               --------        --------        --------        --------        --------        --------
  Total From Investment Operations .........       0.12            0.23            0.55            0.54            0.39            0.52
                                               --------        --------        --------        --------        --------        --------
Distributions
  From Net Investment Income ...............      (0.20)          (0.39)          (0.42)          (0.43)          (0.43)          (0.41)
                                               --------        --------        --------        --------        --------        --------
Net Asset Value, End of Period .............   $  10.19        $  10.27        $  10.43        $  10.30        $  10.19        $  10.23
                                               ========        ========        ========        ========        ========        ========
  Total Return(2) ..........................       1.21%           2.26%           5.40%           5.42%           3.87%           5.33%

---------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets ......................       0.51%(3)        0.51%          0.52%           0.49%           0.49%           0.51%
Ratio of Net Investment Income
to Average Net Assets ......................       4.00%(3)        3.78%          4.02%           4.20%           4.20%           4.10%
Portfolio Turnover Rate ....................         45%             57%             44%             47%             44%             50%
Net Assets, End of Period (in thousands) ...   $140,387        $141,549        $130,137        $126,631        $103,707        $104,723

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

California Intermediate-Term Tax-Free — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                  For a Share Outstanding Throughout the Years Ended August 31 (except as noted)

                                                2000(1)           1999          1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......   $  10.85         $  11.37      $  11.27      $  11.05      $  11.06      $  10.86
                                               --------         --------      --------      --------      --------      --------
Income From Investment Operations
  Net Investment Income ....................       0.25             0.49          0.52          0.54          0.54          0.54
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions .............      (0.15)           (0.41)         0.25          0.25         (0.01)         0.20
                                               --------         --------      --------      --------      --------      --------
  Total From Investment Operations .........       0.10             0.08          0.77          0.79          0.53          0.74
                                               --------         --------      --------      --------      --------      --------
Distributions
  From Net Investment Income ...............      (0.25)           (0.49)        (0.52)        (0.54)        (0.54)        (0.54)
  From Net Realized Gains on
    Investment Transactions ................         --            (0.09)        (0.15)        (0.03)           --            --
  In Excess of Net Realized Gains ..........         --            (0.02)           --            --            --            --
                                               --------         --------      --------      --------      --------      --------
  Total Distributions ......................      (0.25)           (0.60)        (0.67)        (0.57)        (0.54)        (0.54)
                                               --------         --------      --------      --------      --------      --------
Net Asset Value, End of Period .............   $  10.70         $  10.85      $  11.37      $  11.27      $  11.05      $  11.06
                                               ========         ========      ========      ========      ========      ========
  Total Return(2) ..........................       0.90%            0.74%         7.00%         7.39%         4.79%         7.09%

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
  to Average Net Assets ....................       0.51%(3)         0.51%         0.51%         0.48%         0.48%         0.48%
Ratio of Net Investment Income
  to Average Net Assets ....................       4.61%(3)         4.41%         4.60%         4.81%         4.87%         5.02%
Portfolio Turnover Rate ....................         16%              54%           28%           42%           36%           25%
Net Assets, End of Period (in thousands) ...   $432,046         $459,859      $460,604      $435,440      $430,950      $417,550

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

California Long-Term Tax-Free — Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                              For a Share Outstanding Throughout the Years Ended August 31 (except as noted)

                                                2000(1)          1999          1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......   $  10.86        $  11.72      $  11.48     $  11.06     $  10.94     $  10.88
                                               --------        --------      --------     --------     --------     --------
Income From Investment Operations
  Net Investment Income ....................       0.28            0.57          0.59         0.61         0.61         0.62
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions .............      (0.36)          (0.76)         0.44         0.44         0.12         0.12
                                               --------        --------      --------     --------     --------     --------
  Total From Investment Operations .........      (0.08)          (0.19)         1.03         1.05         0.73         0.74
                                               --------        --------      --------     --------     --------     --------
Distributions
  From Net Investment Income ...............      (0.28)          (0.57)        (0.59)       (0.61)       (0.61)       (0.62)
  From Net Realized Gains on
    Investment Transactions ................         --           (0.07)        (0.20)       (0.02)          --        (0.06)
  In Excess of Net Realized Gains ..........         --           (0.03)           --           --           --           --
                                               --------        --------      --------     --------     --------     --------
  Total Distributions ......................      (0.28)          (0.67)        (0.79)       (0.63)       (0.61)       (0.68)
                                               --------        --------      --------     --------     --------     --------
Net Asset Value, End of Period .............   $  10.50        $  10.86      $  11.72     $  11.48     $  11.06     $  10.94
                                               ========        ========      ========     ========     ========     ========
  Total Return(2) ..........................      (0.74)%         (1.85)%        9.25%        9.70%        6.77%        7.21%

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
  to Average Net Assets ....................       0.51%(3)        0.51%         0.51%        0.48%        0.48%        0.49%
Ratio of Net Investment Income
  to Average Net Assets ....................       5.27%(3)        4.94%         5.07%        5.40%        5.48%        5.84%
Portfolio Turnover Rate ....................          5%             52%           36%          50%          42%          60%
Net Assets, End of Period (in thousands) ...   $291,754        $332,627      $325,194     $304,671     $288,022     $276,085

(1) Six months ended February 29, 2000 (unaudited).
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

Background Information

Investment Philosophy and Policies

American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

California Limited-Term Tax-Free seeks interest income exempt from both federal and California state income taxes. The fund invests primarily in California municipal securities and maintains a weighted average maturity of five years or less.

California Intermediate-Term Tax-Free seeks interest income exempt from both federal and California state income taxes. The fund invests primarily in California municipal securities and maintains a weighted average maturity of 5-10 years.

California Long-Term Tax-Free seeks interest income exempt from federal and California state income taxes. The fund invests primarily in California municipal securities and maintains a weighted average maturity of 10 years or more.

Comparative Indices

The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers 3-Year Municipal Bond Index is composed of more than 4,000 municipal bonds with maturities of 2-4 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is 3 years.

The Lehman Brothers 5-Year General Obligation (GO) Index is composed of more than 5,000 municipal bonds with maturities of 4-6 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is approximately 5 years.

The Lehman Brothers Long-Term Municipal Bond Index is composed of more than 2,800 municipal bonds with maturities greater than 22 years. The average credit rating of the securities in the index is AA2/AA3. The index's aver age maturity is approximately 27 years.

Lipper Rankings

Lipper Inc. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

California Short-Intermediate Municipal Debt Funds (Limited-Term Tax-Free) — funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 1-5 years.

California Intermediate Municipal Debt Funds (Intermediate-Term Tax-Free) — funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 5-10 years.

California Municipal Debt Funds (Long-Term Tax-Free) — funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

Investment Team Leaders

Portfolio Managers

    Colleen Denzler

    Dave MacEwen

    Todd Pardula

Credit Research Manager

    Steven Permut

Credit Rating Guidelines

Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB are considered "investment-grade" securities, meaning they are relatively safe from default. Here are the most common credit ratings and their definitions:

  AAA — extremely strong ability to meet financial obligations.
  AA — very strong ability to meet financial obligations.
  A — strong ability to meet financial obligations.
  BBB — good ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

Glossary

Returns

  Total Return figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.
  Average Annual Returns illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 30-32.

Yields

  30-day SEC Yield represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.
  Tax-Equivalent Yields show the taxable yields that investors in a combined California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

Investment Terms

  Basis Point — one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).
  Yield Curve — a graphic representation of the relationship between maturity and yield for fixed-income securities.

Statistical Terminology

  Number of Securities — the number of different securities held by a fund on a given date.
  Weighted Average Maturity (WAM) — a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.
  Average Duration — a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.
  Expense Ratio — the operating expenses of the fund, expressed as a percentage of average net assets. Share holders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

Types of Municipal Securities

  COPs (Certificates of Participation)/ Leases —securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation represent long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.
  GO (General Obligation) Bonds — securities backed by the taxing power of the issuer.
  Land-Secured Bonds — securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.
  Prerefunded/ETM Bonds — securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.
  Revenue Bonds — securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

Fund Classifications

Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

Investment Objective

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

  Capital Preservation — offers taxable and tax-free money market funds for relative stability of principal and liquidity.
  Income — offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.
  Growth & Income — offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.
  Growth — offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

Risk

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

  Conservative — these funds generally provide lower return potential with either low or minimal price-fluctuation risk.
  Moderate — these funds generally provide moderate return potential with moderate price- fluctuation risk.
  Aggressive — these funds generally provide high return potential with corresponding high price-fluctuation risk.

Notes

INVESTMENT OBJECTIVE

----------------------------------------------------------------------------------------------
           CAPITAL PRESERVATION                                    INCOME

      Taxable               Tax-Free             Taxable Bonds             Tax-Free Bonds
   Money Markets          Money Markets
----------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
----------------------------------------------------------------------------------------------
                                                  Target 2025*         CA High-Yield Municipal
                                                  Target 2020*           High-Yield Municipal
                                                  Target 2015*
                                                  Target 2010*
                                                   High-Yield
                                               International Bond

----------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
----------------------------------------------------------------------------------------------
                                               Long-Term Treasury            CA Long-Term
                                                  Target 2005*                 Tax-Free
                                                      Bond                Long-Term Tax-Free
                                                  Premium Bond           CA Insured Tax-Free

----------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
----------------------------------------------------------------------------------------------
      Premium             FL Municipal       Intermediate-Term Bond      CA Intermediate-Term
  Capital Reserve         Money Market         Intermediate-Term               Tax-Free
       Prime              CA Municipal              Treasury             AZ Intermediate-Term
    Money Market          Money Market                GNMA                    Municipal
      Premium             CA Tax-Free          Inflation-Adjusted        FL Intermediate-Term
 Government Reserve       Money Market              Treasury                  Municipal
 Government Agency          Tax-Free           Limited-Term Bond          Intermediate-Term
    Money Market          Money Market            Target 2000*                 Tax-Free
Capital Preservation                         Short-Term Government         CA Limited-Term
                                              Short-Term Treasury              Tax-Free
                                                                             Limited-Term
                                                                               Tax-Free
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                              GROWTH AND INCOME                                      GROWTH

  Asset Allocation/            Domestic Equity     Specialty    Domestic Equity     Specialty         International
     Balanced
-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
                           Small Cap Quantitative                  Veedot(2)                          Emerging Markets
                              Small Cap Value                  New Opportunities   Global Gold    International Discovery
                                                                  Giftrust(R)                       International Growth
                                                                     Vista                             Global Growth
                                                                    Heritage
                                                                     Growth
                                                                    Ultra(R)
                                                                     Select

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation:          Equity Growth       Utilities                      Global Natural
      Aggressive                Equity Index      Real Estate                       Resources
       Balanced               Large Cap Value
Strategic Allocation:        Tax-Managed Value
       Moderate               Income & Growth
Strategic Allocation:              Value
     Conservative              Equity Income

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.
The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.
*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.
Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[AMERICAN CENTURY LOGO]

P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax: 816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit, Employer-Sponsored Retirement Plans
1-800-345-3533

Banks and Trust Companies, Broker-Dealers, Financial Advisors, Insurance Companies
1-800-345-6488

American Century Investment Trust

Investment Manager
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

[GRAPHIC OMITTED]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: We succeed only if our investors succeed.

American Century Investments                                       BULK RATE
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                      American century
www.americancentury.com                                            COMPANIES

0004                               American Century Investment Services, Inc.
SH-SAN-20081                       (C)2000 American Century Services Corporation